Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Entity Registrant Name	MOMENTIVE SPECIALTY CHEMICALS INC.
Entity Central Index Key	0000013239
Entity Filer Category	Non-accelerated Filer

Condensed Consolidating Balance Sheet (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents, including restricted cash	$ 400	$ 419	$ 419
Short-term investments	6	5	7
Accounts receivable, net of allowance for doubtful accounts	613	527	592
Inventories:
Finished and in-process goods	307	262	254
Raw materials and supplies	122	105	103
Other current assets	90	81	72
Total current assets	1,538	1,399	1,447
Investment in unconsolidated entities	54	42	26
Deferred income taxes	383	348	4
Other assets, net	135	109	139
Property and equipment
Land	89	90	88
Buildings	301	305	298
Machinery and equipment	2,372	2,384	2,300
Property, plant and equipment, gross	2,762	2,779	2,686
Less accumulated depreciation	(1,618)	(1,612)	(1,477)
Property, plant and equipment, net	1,144	1,167	1,209
Goodwill	167	169	167
Other intangible assets, net	89	91	104
Total assets	3,510	3,325	3,096
Current liabilities
Accounts and drafts payable	503	418	381
Debt payable within one year	61	76	117
Affiliated debt payable within one year			2
Interest payable	90	63	61
Income taxes payable	7	4	15
Accrued payroll and incentive compensation	48	40	57
Other current liabilities	124	129	132
Total current liabilities	833	730	765
Long-term liabilities
Long-term debt	3,727	3,419	3,420
Long-term pension and post employment benefit obligations	304	309	223
Deferred income taxes	19	18	72
Other long-term liabilities	169	166	156
Advance from affiliates			225
Total liabilities	5,052	4,642	4,861
Commitments and contingencies
Deficit
Common stock, value	1	1	1
Paid-in capital	520	752	533
Treasury stock, at cost	(296)	(296)	(296)
Note receivable from parent		(24)	(24)
Accumulated other comprehensive income	(90)	(77)	17
Accumulated deficit	(1,677)	(1,673)	(1,997)
Total Momentive Specialty Chemicals Inc. shareholder's deficit		(1,317)	(1,766)
Noncontrolling interest		0	1
Total deficit	(1,542)	(1,317)	(1,765)
Total liabilities and (deficit) equity	$ 3,510	$ 3,325	$ 3,096

Condensed Consolidating Balance Sheet (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted cash	$ 3	$ 18	$ 3
Net allowance for doubtful accounts	$ 16	$ 17	$ 19
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	170,605,906	170,605,906	170,605,906
Common stock, shares outstanding	82,556,847	82,556,847	82,556,847
Treasury stock, shares	88,049,059	88,049,059	88,049,059

Condensed Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,192	$ 1,236	$ 4,756	$ 5,207	$ 4,597
Cost of sales	1,049	1,064	4,160	4,473	3,866
Gross profit	143	172	596	734	731
Selling, general and administrative expense	92	85	322	335	332
Terminated merger and settlement income, net			0	0	(171)
Asset impairments	0	23	23	32	0
Business realignment costs	9	15	35	15	20
Other operating expense (income), net	(3)	5	14	(16)	4
Operating income	45	44	202	368	546
Interest expense, net	74	65	263	262	276
Gains (Losses) on Extinguishment of Debt	6	0	0	0	30
Other non-operating (income) expense, net	5	2	(1)	3	(4)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(40)	(23)	(60)	103	244
Income tax benefit	(32)	(2)	(365)	3	35
Income from continuing operations before earnings from unconsolidated entities	(8)	(21)	305	100	209
Earnings from unconsolidated entities, net of taxes	4	5	19	16	8
Net income from continuing operations			324	116	217
Net income from discontinued operations, net of taxes			0	2	(3)
Net income	$ (4)	$ (16)	$ 324	$ 118	$ 214

Condensed Consolidated Statements of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ (4)	$ (16)	$ 324	$ 118	$ 214
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	(18)	29	13	(43)	(24)
Gain recognized from pension and postretirement benefits	4		(108)	(29)	(6)
Net gain (loss) from cash flow hedge activity	1		0	1	18
Other comprehensive (loss) income	(13)	29	(95)	(71)	(12)
Comprehensive income			229	47	202
Comprehensive income attributable to noncontrolling interest			1	0	1
Comprehensive (loss) income	$ (17)	$ 13	$ 230	$ 47	$ 203

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows (used in) provided by operating activities
Net income	$ (4)	$ (16)	$ 324	$ 118	$ 214
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	38	38	153	168	172
Gains (Losses) on Extinguishment of Debt	6	0	0	0	30
Terminated merger and settlement income			0	0	(163)
Deferred tax (benefit) expense	(41)	5	(375)	(28)	(10)
Non-cash asset impairments and accelerated depreciation	0	29	31	35	0
Unrealized foreign currency (gains) losses	(28)	15	16	(1)	1
Other non-cash adjustments	0	3	11	(1)	9
Net change in assets and liabilities:
Accounts receivable	(96)	(106)	35	(43)	(142)
Inventories	(67)	(65)	(10)	18	(65)
Accounts and drafts payable	94	135	44	(14)	(16)
Income taxes payable	4	(2)	(6)	(1)	12
Other assets, current and non-current	12	(1)	43	(34)	(10)
Other liabilities, current and long-term	49	(17)	(89)	(46)	19
Net cash (used in) provided by operating activities	(33)	18	177	171	51
Cash flows (used in) provided by investing activities
Capital expenditures	(27)	(30)	(133)	(139)	(119)
Capitalized interest			0	(1)	(1)
Proceeds from the sale of (purchases of) debt securities, net	(1)	4	2	(2)	4
Change in restricted cash	15	0	(15)	3	2
Deconsolidation of variable interest entities			0	0	(4)
Funds remitted to unconsolidated affiliates	(14)	(2)	(3)	(4)	(1)
Proceeds from sale of business, net of cash transferred			0	173	0
Proceeds from sale of assets			11	3	14
Net cash (used in) provided by investing activities	(27)	(28)	(138)	33	(105)
Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	1	(12)	(7)	14	(7)
Borrowings of long-term debt	1,125	450	453	496	2,356
Repayments of long-term debt	(1,034)	(463)	(487)	(538)	(2,177)
Repayments of affiliated debt			(2)	0	(3)
Repayment of advance from affiliates			(7)	(100)	0
Capital contribution from parent	0	16	16	189	0
Long-term debt and credit facility financing fees	(34)	(12)	(14)	(2)	(72)
Common stock dividends paid	0	(1)	(11)	(2)	0
Net cash provided by (used in) financing activities	58	(22)	(59)	57	97
Effect of exchange rates on cash and cash equivalents	(2)	3	5	(5)	2
Decrease in cash and cash equivalents	(4)	(29)	(15)	256	45
Cash and cash equivalents (unrestricted) at beginning of period	401	416	416	160	115
Cash and cash equivalents (unrestricted) at end of period	397	387	401	416	160
Supplemental disclosures of cash flow information
Interest, net	44	77	250	259	235
Income taxes, net of cash refunds	0	7	17	24	36
Non-cash issuance of debt in exchange for loans of parent	200	0
Non-cash distribution declared to parent	208	0
Settlement of note receivable from parent	0	0
Non-cash financing activity:
Non-cash capital contribution from parent			218	0	0
Notes Receivable From Parent
Supplemental disclosures of cash flow information
Settlement of note receivable from parent	$ 24

Condensed Consolidated Statement of Equity (Deficit) (USD $) In Millions, unless otherwise specified	Total	Common Stock	Paid-in Capital	Treasury Stock	Notes Receivable From Parent	Accumulated Other Comprehensive Income (Loss)		Retained Earnings	Parent	Noncontrolling Interest
Balance at Dec. 31, 2009	$ (2,049)	$ 1	$ 485	$ (296)	$ (24)	$ 99		$ (2,328)	$ (2,063)	$ 14
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	214	0	0	0	0	0		214	214	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(11)		0	(11)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										(1)
Other comprehensive loss	(12)
Push-down of income recovered by shareholder	(163)	0	(163)	0	0	0		0	(163)	0
Impact of adoption of new accounting guidance for variable interest entities	(11)	0	0	0	0	0		(1)	(1)	(10)
Stock-based compensation expense	2	0	2	0	0	0		0	2	0
Balance at Dec. 31, 2010	(2,019)	1	324	(296)	(24)	88	[1]	(2,115)	(2,022)	3
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	118	0	0	0	0	0		118	118	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(71)		0	(71)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										0
Other comprehensive loss	(71)
Divestiture of the IAR Business	(2)	0	0	0	0	0		0	0	(2)
Push-down of income recovered by shareholder	0
Stock-based compensation expense	7	0	7	0	0	0		0	7	0
Capital contribution from parent	204	0	204	0	0	0		0	204	0
Dividends, Common Stock, Cash	(2)	0	(2)	0	0	0		0	(2)	0
Balance at Dec. 31, 2011	(1,765)	1	533	(296)	(24)	17	[1]	(1,997)	(1,766)	1
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	324	0	0	0	0	0		324	324	0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(94)		0	(94)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest										(1)
Other comprehensive loss	(95)
Push-down of income recovered by shareholder	0
Stock-based compensation expense	4	0	4	0	0	0		0	4	0
Capital contribution from parent	218	0	218	0	0	0		0	218	0
Dividends, Common Stock, Cash		0	(3)	0		0		0		0
Dividends, Common Stock, Cash	(3)				0				(3)
Balance at Dec. 31, 2012	(1,317)	1	752	(296)	(24)	(77)	[1]	(1,673)	(1,317)	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(4)	0	0	0	0	0		(4)
Other comprehensive loss	(13)	0	0	0	0	(13)		0
Settlement of note receivable from parent	0	0	(24)	0	24	0		0
Dividends, Common Stock, Cash	(208)	0	(208)	0	0	0		0
Balance at Mar. 31, 2013	$ (1,542)	$ 1	$ 520	$ (296)	$ 0	$ (90)	[2]	$ (1,677)

[1]	Accumulated other comprehensive loss at December 31, 2012 represents $143 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $219 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans (See Note 12). Accumulated other comprehensive income at December 31, 2011 represents $130 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $112 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans (See Note 12). Accumulated other comprehensive income at December 31, 2010 represents $173 of net foreign currency translation gains, net of tax, $2 of net deferred losses on cash flow hedges and an $83 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement plans (see Note 12).
[2]	Accumulated other comprehensive loss at March 31, 2013 represents $125 of net foreign currency translation gains, net of tax and a $215 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans. Accumulated other comprehensive loss at December 31, 2012 represents $143 of net foreign currency translation gains, net of tax, $1 of net deferred losses on cash flow hedges and a $219 unrealized loss, net of tax, related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans.

Condensed Consolidated Statement of Equity (Deficit) (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Distribution declared to parent, per share amount	$ 2.52	$ 0.04	$ 0.02
Net foreign currency translation gains, net of tax	$ 125	$ 143	$ 130	$ 173
Net deferred losses on cash flow hedges, net of tax	0	(1)	(1)	(2)
Unrealized loss related to net actuarial losses and prior service costs for the Company's defined benefit pension and postretirement benefit plans, net of tax	$ (215)	$ (219)	$ (112)	$ (83)

Background and Basis of Presentation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Background and Basis of Presentation

1. Background and Basis of Presentation

Based in Columbus, Ohio, Momentive Specialty Chemicals Inc., (which may be referred to as “MSC” or the “Company”) serves global industrial markets through a broad range of thermoset technologies, specialty products and technical support for customers in a diverse range of applications and industries. The Company’s business is organized based on the products offered and the markets served. At March 31, 2013, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins.

The Company’s direct parent is Momentive Specialty Chemicals Holdings LLC (“MSC Holdings”), a holding company and wholly owned subsidiary of Momentive Performance Materials Holdings LLC (“Momentive Holdings”), the ultimate parent entity of MSC. On October 1, 2010, MSC Holdings and Momentive Performance Materials Holdings Inc. (“MPM Holdings”), the parent company of Momentive Performance Materials Inc. (“MPM”), became subsidiaries of Momentive Holdings. This transaction is referred to as the “Momentive Combination.” Momentive Holdings is controlled by investment funds managed by affiliates of Apollo Management Holdings, L.P. (together with Apollo Global Management, LLC and its subsidiaries, “Apollo”). Apollo may also be referred to as the Company’s owner.

The unaudited Condensed Consolidated Financial Statements include the accounts of the Company, its majority-owned subsidiaries in which minority shareholders hold no substantive participating rights and variable interest entities (“VIEs”) in which the Company is the primary beneficiary. Intercompany accounts and transactions are eliminated in consolidation. In the opinion of management, all adjustments consisting of normal, recurring adjustments considered necessary for a fair statement have been included. Results for the interim periods are not necessarily indicative of results for the entire year.

Year-end condensed consolidated balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America.

Pursuant to the rules and regulations of the Securities and Exchange Commission, certain information and disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. These unaudited Condensed Consolidated Financial Statements should be read in conjunction with the audited Consolidated Financial Statements and the accompanying notes included in the Company’s most recent Annual Report on Form 10-K.

The Company revised the unaudited Condensed Consolidated Statement of Operations for the three months ended March 31, 2012 to correct for the classification of accelerated depreciation of $6 that was originally classified in “Other operating (income) expense, net.” The amount has now been properly classified in “Cost of sales.”

The Company also revised the unaudited Condensed Consolidated Statement of Cash Flows for the three months ended March 31, 2012 to correct for the classification of certain outstanding checks that were originally classified as “Accounts payable.” The amounts have now been properly classified as a reduction to “Cash and cash equivalents.” Management does not believe these revisions were material to the Company’s unaudited Condensed Consolidated Financial Statements. The impacts of correcting the unaudited Condensed Consolidated Statement of Cash Flows for the specified period are as follows:

Consolidated Statement of Cash Flows:	As Previously Reported	Adjustments	As Revised
Net cash provided by operating activities	$16	$2	$18
Cash and cash equivalents (unrestricted) at beginning of period	428	(12)	416
Cash and cash equivalents (unrestricted) at end of period	397	(10)	387

Footnotes contained herein have been revised, where applicable, for the revisions discussed above.

1. Background and Basis of Presentation

Based in Columbus, Ohio, Momentive Specialty Chemicals Inc., (which may be referred to as “MSC” or the “Company”) serves global industrial markets through a broad range of thermoset technologies, specialty products and technical support for customers in a diverse range of applications and industries. At December 31, 2012, Company had 61 production and manufacturing facilities, with 26 located in the United States. The Company’s business is organized based on the products offered and the markets served. At December 31, 2012, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins.

The Company’s direct parent is Momentive Specialty Chemicals Holdings LLC (“MSC Holdings”), a holding company and wholly owned subsidiary of Momentive Performance Materials Holdings LLC (“Momentive Holdings”), the ultimate parent entity of MSC. On October 1, 2010, MSC Holdings and Momentive Performance Materials Holdings Inc. (“MPM Holdings”), the parent company of Momentive Performance Materials Inc. (“MPM”), became subsidiaries of Momentive Holdings. This transaction is referred to as the “Momentive Combination.” Momentive Holdings is controlled by investment funds managed by affiliates of Apollo Management Holdings, L.P. (together with Apollo Global Management, LLC and its subsidiaries, “Apollo”). Apollo may also be referred to as the Company’s owner.

As of December 31, 2012, the Company has elected not to apply push-down accounting of its parent’s basis as a result of the Momentive Combination because it is a public reporting registrant as a result of significant public debt that was outstanding before and after the Momentive Combination.

During the fourth quarter of 2012 the Company identified out of period income tax expense of approximately $21, which related to the third quarter of 2012. This adjustment had no impact on the Consolidated Financial Statements for the year ended December 31, 2012 or any prior period except for the three and nine months ended September 30, 2012, wherein income tax benefit was overstated by approximately $21. Management does not believe that this out of period error is material to the unaudited Condensed Consolidated Financial Statements for the three and nine months ended September 30, 2012, and will revise such financial statements in a future filing. The revision will result in a reduction in income tax benefit of $21 for the three and nine months ended September 30, 2012.

During the first quarter of 2012, the Company recorded an out of period loss of approximately $3 related to the disposal of long-lived assets. As a result of this adjustment, the Company’s Loss from continuing operations before income tax increased by $3 and Net income decreased by $2 for the year ended December 31, 2012. Of the $3 increase to Loss from continuing operations before income tax, approximately $1 and $2 should have been recorded in the years ended December 31, 2011 and 2010, respectively. Management does not believe that this out of period error is material to the Consolidated Financial Statements for the year ended December 31, 2012, or to any prior periods.

Additionally, the Company revised the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010 to correct for the classification of dividends of $12 and $6, respectively, received from unconsolidated affiliates that were originally included in investing activities, but have now been properly classified in operating activities. The Company also revised the Consolidated Balance Sheet as of December 31, 2011 and the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2010 to correct for the classification of certain outstanding checks that were originally classified as “Accounts payable.” The amounts have now been properly classified as a reduction to “Cash and cash equivalents.” Management does not believe these revisions were material to the Company’s Consolidated Financial Statements. The impacts of correcting the financial statements for the specified periods are as follows:

Consolidated Balance Sheets:	As Previously Reported	Adjustments	As Revised
As of December 31, 2011
Cash and cash equivalents	$431	$(12)	$419
Accounts payable	393	(12)	381

Consolidated Statements of Cash Flows:	As Previously Reported	Adjustments	As Revised
Year Ended December 31, 2011
Net cash provided by operating activities	$151	$20	$171
Net cash provided by investing activities	45	(12)	33
Cash and cash equivalents (unrestricted) at beginning of year	180	(20)	160
Cash and cash equivalents (unrestricted) at end of year	428	(12)	416

Year Ended December 31, 2010
Net cash provided by operating activities	$45	$6	$51
Net cash used in investing activities	(99)	(6)	(105)
Cash and cash equivalents (unrestricted) at beginning of year	135	(20)	115
Cash and cash equivalents (unrestricted) at end of year	180	(20)	160

Footnotes contained herein have been revised, where applicable, for the revisions discussed above.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and also requires the disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Impairment—The Company reviews long-lived definite-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based on estimated undiscounted cash flows. Measurement of the loss, if any, is based on the difference between the carrying value and fair value.

During the three months ended March 31, 2012, the Company recorded the following asset impairments:

As a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company recorded impairments of $15 and $6 on these assets in its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively.

As a result of market weakness and the loss of a customer, resulting in lower future cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company recorded impairments of $2 on these assets in its Forest Products Resins segment.

In addition, the Company recorded accelerated depreciation of less than $1 and $6 related to closing facilities during the three months ended March 31, 2013 and 2012, respectively.

Subsequent Events—The Company has evaluated events and transactions subsequent to March 31, 2013 through May 14, 2013, the date of issuance of its unaudited Condensed Consolidated Financial Statements.

Reclassifications—Certain prior period balances have been reclassified to conform with current presentations.

Recently Issued Accounting Standards

Newly Issued and Adopted Accounting Standards

On February 5, 2013, the Company adopted the provisions of Accounting Standards Update No. 2013-02: Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 amended existing comprehensive income guidance and is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. ASU 2013-02 requires entities to disclose additional detail about the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. ASU 2013-02 allows an entity to provide information about the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The adoption of ASU 2013-02 did not have a material impact on the Company’s unaudited Condensed Consolidated Financial Statements. See Note 12 for the disclosures required by ASU 2013-02.

2. Summary of Significant Accounting Policies

Principles of Consolidation—The Consolidated Financial Statements include the accounts of the Company, its majority-owned subsidiaries in which minority shareholders hold no substantive participating rights, and variable interest entities in which the Company is the primary beneficiary. Intercompany accounts and transactions are eliminated in consolidation. The Company’s share of the net earnings of 20% to 50% owned companies, for which it has the ability to exercise significance influence over operating and financial policies (but not control), are included in “Earnings from unconsolidated entities, net of taxes” in the Consolidated Statements of Operations. Investments in the other companies are carried at cost.

The Company has recorded a noncontrolling interest for the equity interests in consolidated subsidiaries that are not 100% owned.

The Company’s unconsolidated investments accounted for under the equity method of accounting include the following:

•	50% ownership interest in HA International, Inc., (“HAI”) a joint venture that manufactures foundry resins in the United States

•	49.99% interest in Hexion UV Coatings (Shanghai) Co., Ltd, a joint venture that manufactures UV-curable coatings and adhesives in China

•	50% ownership interest in Hexion Shchekinoazot B.V. a joint venture that manufactures forest products resins in Russia

•	49% ownership interest in Sanwei Hexion Chemicals Company Limited, a joint venture that manufactures versatic acid derivatives in China

•	50% ownership interest in Momentive Union Specialty Chemicals Ltd, a joint venture that will manufacture phenolic specialty resins in China

During the year ended December 31, 2012, the Company sold its 50% ownership interest in Asia Dekor Borden (Hong Kong) Chemical Company, a joint venture that manufactures formaldehyde resins in China. This investment was accounted for under the equity method of accounting prior to its sale.

At December 31, 2012, $15 of restricted cash represented cash on deposit in an escrow account to be used for the purchase of a 50% interest in a forest products joint venture in western Australia, which was completed in January 2013. This joint venture will be accounted for under the equity method of accounting in the Company’s Consolidated Financial Statements.

Foreign Currency Translations—Assets and liabilities of foreign affiliates are translated at the exchange rates in effect at the balance sheet date. Income, expenses and cash flows are translated at average exchange rates during the year. In addition, gains or losses related to the Company’s intercompany loans payable and receivable denominated in a foreign currency other than the subsidiary’s functional currency that are deemed to be permanently invested are remeasured to cumulative translation and recorded in “Accumulated other comprehensive income” in the Consolidated Balance Sheets. The effect of translation is accounted for as an adjustment to “Deficit” and is included in “Accumulated other comprehensive income.” The Company recognized transaction (losses) gains of $(1), $4 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively, which are included as a component of “Net income.”

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and also the disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. The most significant estimates that are included in the financial statements are environmental remediation, legal liabilities, deferred tax assets and liabilities and related valuation allowances, income tax accruals, pension and postretirement assets and liabilities, valuation allowances for accounts receivable and inventories, general insurance liabilities, asset impairments, fair values of stock awards and fair values of assets acquired and liabilities assumed in business acquisitions. Actuals results could differ from these estimates.

Terminated Merger and Settlement Income, net—The Company recognized “Terminated merger and settlement income, net” of $171 for the year ended December 31, 2010. The amount primarily includes income of $163 for insurance recoveries by the Company’s owner related to the $200 settlement payment made by the Company’s owner that had been treated as an expense of the Company in 2008. As of December 31, 2010, the Company’s owner had recovered the $200 settlement payment in full. “Terminated merger and settlement income, net” for the year ended December 31, 2010 also includes $8 in insurance recoveries recorded by the Company related to the settlement of litigation arising from the terminated Huntsman merger.

Cash and Cash Equivalents—The Company considers all highly liquid investments that are purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2012 and 2011, the Company had interest-bearing time deposits and other cash equivalent investments of $288 and $281, respectively. These amounts are included in the Consolidated Balance Sheets as a component of “Cash and cash equivalents.” The Company does not present cash flows from discontinued operations separately in the Consolidated Statements of Cash Flows.

Investments—Investments with original maturities greater than 90 days but less than one year are included in the Consolidated Balance Sheets as “Short-term investments.” At December 31, 2012 and 2011, the Company had Brazilian real denominated U.S. dollar index investments of $5 and $7, respectively. These investments, which are classified as held-to-maturity securities, are recorded at cost, which approximates fair value.

Allowance for Doubtful Accounts—The allowance for doubtful accounts is estimated using factors such as customer credit ratings and past collection history. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be collected.

Inventories—Inventories are stated at lower of cost or market using the first-in, first-out method. Costs include direct material, direct labor and applicable manufacturing overheads, which are based on normal production capacity. Abnormal manufacturing costs are recognized as period costs and fixed manufacturing overheads are allocated based on normal production capacity. An allowance is provided for excess and obsolete inventories based on management’s review of inventories on-hand compared to estimated future usage and sales. Inventories in the Consolidated Balance Sheets are presented net of an allowance for excess and obsolete inventory of $7 at both December 31, 2012 and 2011.

Deferred Expenses—Deferred debt financing costs are included in “Other assets, net” in the Consolidated Balance Sheets and are amortized over the life of the related debt or credit facility using the effective interest method. Upon extinguishment of any debt, the related debt issuance costs are written off. At December 31, 2012 and 2011, the Company’s unamortized deferred financing costs were $58 and $56, respectively.

Property and Equipment—Land, buildings and machinery and equipment are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of properties (the average estimated useful lives for buildings and machinery and equipment are 20 years and 15 years, respectively). Assets under capital leases are amortized over the lesser of their useful life or the lease term. Major renewals and betterments are capitalized. Maintenance, repairs, minor renewals and turnarounds (periodic maintenance and repairs to major units of manufacturing facilities) are expensed as incurred. When property and equipment is retired or disposed of, the asset and related depreciation are removed from the accounts and any gain or loss is reflected in operating income. The Company capitalizes interest costs that are incurred during the construction of property and equipment. Depreciation expense was $140, $152 and $149 for the years ended December 31, 2012, 2011 and 2010, respectively.

Capitalized Software—The Company capitalizes certain costs, such as software coding, installation and testing, that are incurred to purchase or create and implement computer software for internal use. Amortization is recorded on the straight-line basis over the estimated useful lives, which range from 1 to 5 years.

Goodwill and Intangibles—The excess of purchase price over net tangible and identifiable intangible assets of businesses acquired is carried as “Goodwill” in the Consolidated Balance Sheets. Separately identifiable intangible assets that are used in the operations of the business (e.g., patents and technology, customer lists and contracts) are recorded at cost (fair value at the time of acquisition) and reported as “Other intangible assets, net” in the Consolidated Balance Sheets. Costs to renew or extend the term of identifiable intangible assets are expensed as incurred. The Company does not amortize goodwill or indefinite-lived intangible assets. Intangible assets with determinable lives are amortized on a straight-line basis over the shorter of the legal or useful life of the assets, which range from 1 to 30 years (see Note 6).

Impairment—The Company reviews property and equipment and all amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based on estimated undiscounted cash flows or other relevant observable measures. The Company tests goodwill for impairment annually, or when events or changes in circumstances indicate impairment may exist, by comparing the estimated fair value of each reporting unit to its carrying value to determine if there is an indication that a potential impairment may exist.

During the years ended December 31, 2012 and 2011, long-lived asset impairments of $23 and $32, respectively, were included in “Asset impairments” in the Consolidated Statements of Operations. In addition, during the years ended December 31, 2012, 2011 and 2010, the Company recorded accelerated depreciation on closing facilities of $8, $3 and $1, respectively.

Long-Lived and Amortizable Intangible Assets

In 2012, as a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company recorded impairments of $15 and $6 on these assets in its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively.

In 2012, as a result of market weakness and the loss of a customer, resulting in lower future cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company recorded impairments of $2 on these assets in its Forest Products Resins segment.

In 2011, as a result of the likelihood that certain long-lived assets would be sold before the end of their estimated useful lives in order to bring manufacturing capacity in line with current market demand, the Company recorded impairment charges of $2 and $12 on these assets within its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively.

In 2011, as a result of the permanent closure of a large customer in the second quarter of 2011 and continued competitive pressures resulting in successive periods of negative cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company recorded impairment charges of $18 on these assets in its Forest Products Resins segment.

Goodwill

The Company performs an annual assessment of qualitative factors to determine whether the existence of any events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets. If, after assessing all events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets, the Company uses a probability weighted market and income approach to estimate the fair value of the reporting unit. The Company’s market approach is a comparable analysis technique commonly used in the investment banking and private equity industries based on the EBITDA (earnings before interest, income taxes, depreciation and amortization) multiple technique. Under this technique, estimated fair value is the result of a market-based EBITDA multiple that is applied to an appropriate historical EBITDA amount, adjusted for the additional fair value that would be assigned by a market participant obtaining control over the reporting unit. The Company’s income approach is a discounted cash flow model. When the carrying amount of the reporting unit’s goodwill is greater than the estimated fair value of the reporting unit’s goodwill, an impairment loss is recognized for the difference.

At October 1, 2012 and 2011, the estimated fair value of the reporting units exceeded the carrying amount of assets (including goodwill) and liabilities assigned to the reporting units.

General Insurance—The Company is generally insured for losses and liabilities for workers’ compensation, physical damage to property, business interruption and comprehensive general, product and vehicle liability under high-deductible insurance policies. The Company records losses when they are probable and reasonably estimable and amortizes insurance premiums over the life of the respective insurance policies.

Legal Claims and Costs—The Company accrues for legal claims and costs in the period in which a claim is made or an event becomes known, if the amounts are probable and reasonably estimable. Each claim is assigned a range of potential liability and the most likely amount is accrued. If there is no amount in the range of potential liability that is most likely, the low end of the range is accrued. The amount accrued includes all costs associated with the claim, including settlements, assessments, judgments, fines and incurred legal fees (see Note 11).

Environmental Matters—Accruals for environmental matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Environmental accruals are reviewed on a quarterly basis and as events and developments warrant (see Note 11).

Asset Retirement Obligations—Asset retirement obligations are initially recorded at their estimated net present values in the period in which the obligation occurs, with a corresponding increase to the related long-lived asset. Over time, the liability is accreted to its settlement value and the capitalized cost is depreciated over the useful life of the related asset. When the liability is settled, a gain or loss is recognized for any difference between the settlement amount and the liability that was recorded.

Revenue Recognition—Revenue for product sales, net of estimated allowances and returns, is recognized as risk and title to the product transfer to the customer, which either occurs at the time shipment is made or upon delivery. In situations where product is delivered by pipeline, risk and title transfers when the product moves across an agreed-upon transfer point, which is typically the customers’ property line. Product sales delivered by pipeline are measured based on daily flow meter readings. The Company’s standard terms of delivery are included in its contracts of sale or on its invoices.

Shipping and Handling—Freight costs that are billed to customers are included in “Net sales” in the Consolidated Statements of Operations. Shipping costs are incurred to move the Company’s products from production and storage facilities to the customer. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Shipping and handling costs are recorded in “Cost of sales” in the Consolidated Statements of Operations.

Research and Development Costs—Funds are committed to research and development activities for technical improvement of products and processes that are expected to contribute to future earnings. All costs associated with research and development are charged to expense as incurred. Research and development and technical service expense was $69, $70 and $66 for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in “Selling, general and administrative expense” in the Consolidated Statements of Operations.

Business Realignment Costs—The Company incurred “Business realignment costs” totaling $35, $15 and $20 for the years ended December 31, 2012, 2011 and 2010, respectively. These costs primarily represent expenses to implement productivity savings programs to reduce the Company’s cost structure and align manufacturing capacity with current volume demands (see Note 4). For the years ended December 31, 2012 and 2011, these costs also represent other minor headcount reduction programs.

Income Taxes—The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of the assets and liabilities.

Deferred tax balances are adjusted to reflect tax rates, based on current tax laws, which will be in effect in the years in which temporary differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized (see Note 15).

Unrecognized tax benefits are generated when there are differences between tax positions taken in a tax return and amounts recognized in the consolidated financial statements. Tax benefits are recognized in the consolidated financial statements when it is more likely than not that a tax position will be sustained upon examination. Tax benefits are measured as the largest amount of benefit that is greater than 50% likely of being realized upon settlement. The Company classifies interest and penalties as a component of tax expense.

Derivative Financial Instruments—The Company is a party to forward exchange contracts, interest rate swaps, natural gas futures and electricity forward contracts to reduce its cash flow exposure to changes in interest rates and natural gas and electricity prices. The Company does not hold or issue derivative financial instruments for trading purposes. All derivative financial instruments, whether designated in hedging relationships or not, are recorded in the Consolidated Balance Sheets at fair value. If a derivative financial instrument is designated as a fair-value hedge, the changes in the fair value of the derivative financial instrument and the hedged item are recognized in earnings. If the derivative financial instrument is designated as a cash flow hedge, changes in the fair value of the derivative financial instrument are recorded in “Accumulated other comprehensive (loss) income” in the Consolidated Balance Sheets, to the extent effective, and are recognized in the Company’s Consolidated Statements of Operations when the hedged item impacts earnings. The cash flows from derivative financial instruments accounted for as hedges are classified in the same category as the item being hedged in the Consolidated Statements of Cash Flows. The Company documents effectiveness assessments in order to use hedge accounting at each reporting period (see Note 8).

Stock-Based Compensation—Stock-based compensation cost is measured at the grant date based on the fair value of the award which is amortized as expense over the requisite service period on a graded-vesting basis (see Note 14).

Transfers of Financial Assets—The Company executes factoring and sales agreements with respect to its trade accounts receivable to support its working capital requirements. The Company accounts for these transactions as either sales-type or financing-type transfers of financial assets based on the terms and conditions of each agreement. For the portion of the sales price that is deferred in a reserve account and subsequently collected, the Company’s policy is to classify the cash in-flows as cash flows from operating activities as the predominant source of the cash flows pertains to the Company’s trade accounts receivable. The Company generated $0, $7 and $4 of cash for the years ended December 31, 2012, 2011 and 2010, respectively, related to the reserve account. When the Company retains the servicing rights on the transfers of accounts receivable, it measures these rights at fair value, if material.

Concentrations of Credit Risk—Financial instruments that potentially subject the Company to concentrations of credit risk are primarily temporary investments and accounts receivable. The Company places its temporary investments with high quality institutions and, by policy, limits the amount of credit exposure to any one institution. Concentrations of credit risk for accounts receivable are limited due to the large number of customers in the Company’s customer base and their dispersion across many different industries and geographies. The Company generally does not require collateral or other security to support customer receivables.

Concentrations of Supplier Risk—The Company relies on long-term agreements with key suppliers for most of its raw materials. The loss of a key source of supply or a delay in shipments could have an adverse effect on its business. Should any of the suppliers fail to deliver or should any of the key long-term supply contracts be canceled, the Company would be forced to purchase raw materials at current market prices. The Company’s largest supplier provides 10% of raw material purchases. In addition, several of the feedstocks at various facilities are transported through a pipeline from one supplier.

Subsequent Events—The Company has evaluated events and transactions subsequent to December 31, 2012 through April 1, 2013, the date of issuance of its Consolidated Financial Statements.

Reclassifications—Certain prior period balances have been reclassified to conform with current presentations.

Recently Issued Accounting Standards

Newly Adopted Accounting Standards

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended existing fair value measurement guidance and is intended to align U.S. GAAP and International Financial Reporting Standards. The guidance requires several new disclosures, including additional quantitative information about significant unobservable inputs used in Level 3 fair value measurements and a qualitative description of the valuation process for both recurring and nonrecurring Level 2 and Level 3 fair value measurements. ASU 2011-04 also requires the disclosure of all fair value measurements by fair value hierarchy level, amongst other requirements. The adoption of ASU 2011-04 did not have a material impact on the Company’s Consolidated Financial Statements. See Note 6 for the disclosures required by the adoption of ASU 2011-04.

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-05: Comprehensive Income (“ASU 2011-05”), which was issued by the FASB in June 2011 and amended by Accounting Standards Update No. 2011-12: Comprehensive Income (“ASU 2011-12”) issued in December 2011. ASU 2011-05 amended presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statement of changes in stockholders’ equity and required presentation of comprehensive income in a single continuous financial statement or in two separate but consecutive financial statements. ASU 2011-12 deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU 2011-05. The amendments in ASU 2011-05 did not change the items that must be reported in other comprehensive income or when an item of comprehensive income must be reclassified to net income. The Company has presented comprehensive income in a separate and consecutive statement entitled, “Consolidated Statements of Comprehensive Income.”

Newly Issued Accounting Standards

There were no newly issued accounting standards in 2012 applicable to the Company’s Consolidated Financial Statements.

Discontinued Operations	12 Months Ended
Dec. 31, 2012
Discontinued Operations

3. Discontinued Operations

North American Coatings and Composite Resins Business

On May 31, 2011, the Company sold its North American coatings and composite resins business (“CCR Business”) to PCCR USA, Inc., a subsidiary of Investindustrial, a European investment group. For the years ended December 31, 2011 and 2010, the CCR Business had net sales of $114 and $221, respectively, and pre-tax loss of $3 and $2, respectively. The CCR Business is reported as a discontinued operation for all periods presented.

Global Inks and Adhesive Resins Business

On January 31, 2011, the Company sold its global inks and adhesive resins business (“IAR Business”) to Harima Chemicals Inc. For the years ended December 31, 2011 and 2010, the IAR Business had net sales of $31 and $356, respectively, and pretax income of $6 and $2, respectively. The IAR Business is reported as a discontinued operation for all periods presented.

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring

4. Restructuring

2012 Restructuring Activities

In 2012, in response to softening demand in certain of its businesses in the second half of 2011, the Company initiated significant restructuring programs with the intent to optimize its cost structure and bring manufacturing capacity in line with demand. The Company estimates that these restructuring cost activities will occur over the next 12 to 15 months. As of December 31, 2012, the total costs expected to be incurred on restructuring activities are estimated at $35, consisting mainly of workforce reduction and site closure-related costs.

The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Restructuring costs expected to be incurred	$25	$9	$1	$35
Cumulative restructuring costs incurred through December 31, 2012	$22	$9	$—	$31
Accrued liability at December 31, 2011	$6	$—	$—	$6
Restructuring charges	16	9	—	25
Payments	(13)	(9)	—	(22)

Accrued liability at December 31, 2012	$9	$—	$—	$9

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the year ended December 31, 2012 charges of $25 were recorded in “Business realignment costs” in the Consolidated Statements of Operations. At December 31, 2012 and 2011, the Company had accrued $9 and $6, respectively, for restructuring liabilities in “Other current liabilities” in the Consolidated Balance Sheets.

The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Restructuring costs expected to be incurred	$13	$20	$2	$35
Cumulative restructuring costs incurred through December 31, 2012	$12	$19	$—	$31
Accrued liability at December 31, 2011	$1	$2	$3	$6
Restructuring charges (releases)	11	17	(3)	25
Payments	(5)	(17)	—	(22)

Accrued liability at December 31, 2012	$7	$2	$—	$9

2009 and 2010 Restructuring Activities

In 2009, to properly align its cost structure in response to the challenging economic environment, the Company implemented productivity and cost savings initiatives. At December 31, 2010, the Company had substantially completed its productivity savings restructuring program.

The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Cumulative restructuring costs incurred through December 31, 2010	$46	$5	$4	$55
Accrued liability at December 31, 2009	$20	$—	$—	$20
Restructuring charges	10	3	2	15
Payments	(23)	(3)	(2)	(28)

Accrued liability at December 31, 2010	$7	$—	$—	$7

Workforce reduction costs primarily relate to non-voluntary employee termination benefits and are accounted for under the guidance for nonretirement postemployment benefits or as exit and disposal costs, as applicable. During the year ended December 31, 2010 charges of $15 were recorded in “Business realignment costs” in the Consolidated Statements of Operations.

The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Cumulative restructuring costs incurred through December 31, 2010	$43	$5	$7	$55
Accrued liability at December 31, 2009	$15	$2	$3	$20
Restructuring charges	14	1	—	15
Payments	(24)	(2)	(2)	(28)

Accrued liability at December 31, 2010	$5	$1	$1	$7

Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

3. Related Party Transactions

Administrative Service, Management and Consulting Arrangement

The Company is subject to an Amended and Restated Management Consulting Agreement with Apollo (the “Management Consulting Agreement”) that renews on an annual basis, unless notice to the contrary is given by either party. Under the Management Consulting Agreement, the Company receives certain structuring and advisory services from Apollo and its affiliates. The Management Consulting Agreement provides indemnification to Apollo, its affiliates and their directors, officers and representatives for potential losses arising from these services. Apollo is entitled to an annual fee equal to the greater of $3 or 2% of the Company’s Adjusted EBITDA. Apollo elected to waive charges of any portion of the annual management fee due in excess of $3 for the calendar year 2013.

During both of the three months ended March 31, 2013 and 2012, the Company recognized expense under the Management Consulting Agreement of $1. This amount is included in “Other operating (income) expense, net” in the Company’s unaudited Condensed Consolidated Statements of Operations.

Shared Services Agreement

On October 1, 2010, in conjunction with the Momentive Combination, the Company entered into a shared services agreement with MPM, as amended on March 17, 2011 (the “Shared Services Agreement”). Under this agreement, the Company provides to MPM, and MPM provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between the Company and MPM. Pursuant to this agreement, during the three months ended March 31, 2013 and 2012, the Company incurred approximately $33 and $41, respectively, of net costs for shared services and MPM incurred approximately $23 and $39, respectively, of net costs for shared services. Included in the net costs incurred during the three months ended March 31, 2013 and 2012, were estimated or initial billings from the Company to MPM of $6 and $5, respectively, to bring the percentage of total net incurred costs for shared services under the Shared Services Agreement to the applicable allocation percentage. The allocation percentage is currently under review and subject to adjustment by the Shared Service Committee in accordance with the terms of the Shared Services Agreement. During the three months ended March 31, 2013 and 2012, the Company realized approximately $3 and $7, respectively, in cost savings as a result of the Shared Services Agreement. The Company had accounts receivable from MPM of $1 and less than $1 as of March 31, 2013 and December 31, 2012, respectively, and accounts payable to MPM of less than $1 at both March 31, 2013 and December 31, 2012.

Purchase of MSC Holdings Debt

In 2009, the Company purchased $180 in face value of the outstanding MSC Holdings LLC PIK Debt Facility for $24, including accrued interest. The loan receivable from MSC Holdings was recorded at its acquisition value of $24 as a reduction of equity in the unaudited Condensed Consolidated Balance Sheets, as MSC Holdings is the Company’s parent. In addition, the Company has not recorded accretion of the purchase discount or interest income, as ultimate receipt of these cash flows was under the control of MSC Holdings.

During the three months ended March 31, 2013, in conjunction with the 2013 Refinancing Transactions (see Note 6), the loan receivable from MSC Holdings was settled for no consideration at the direction of MSC Holdings. As a result, the Company accounted for the settlement of the loan as a distribution to MSC Holdings of $24, which was recognized in “Paid-in Capital.” Additionally, during the three months ended March 31, 2013, the Company declared a distribution to MSC Holdings of $208 in connection with the retirement of the outstanding $247 aggregate principal amount of the LLC PIK Facility held by an unaffiliated third party, in conjunction with the 2013 Refinancing Transactions.

Purchases and Sales of Products and Services with MPM

The Company also sells products to, and purchase products from, MPM pursuant to a Master Buy/Sell Agreement dated as of September 6, 2012 (the “Master Buy/Sell Agreement”). Prices under the agreement are determined by a formula based upon certain third party sales of the applicable product, or in the event that no qualifying third party sales have taken place, based upon the average contribution margin generated by certain third party sales of products in the same or a similar industry. The standard terms and conditions of the seller in the applicable jurisdiction apply to transactions under the Master Buy/Sell Agreement. A subsidiary of MPM also acts as a non-exclusive distributor in India for certain of the Company’s subsidiaries pursuant to Distribution Agreements dated as of September 6, 2012 (the “Distribution Agreements”). Prices under the Distribution Agreements are determined by a formula based on the weighted average sales price of the applicable product less a margin. The Master Buy/Sell Agreement and Distribution Agreements have initial terms of 3 years and may be terminated for convenience by either party thereunder upon 30 days’ prior notice in the case of the Master/Buy Sell Agreement and upon 90 days’ prior notice in the case of the Distribution Agreements. Pursuant to these agreements and other purchase orders, during the three months ended March 31, 2013 and 2012, the Company sold less than $1 and less than $1 of products to MPM and purchased $1 and less than $1, respectively, of products from MPM. As of both March 31, 2013 and December 31, 2012, the Company had less than $1 of accounts receivable from MPM and less than $1 of accounts payable to MPM related to these agreements.

Purchases and Sales of Products and Services with Affiliates Other than MPM

The Company sells products to various Apollo affiliates other than MPM. These sales were $30 and $1 for the three months ended March 31, 2013 and 2012, respectively. Accounts receivable from these affiliates were $11 and $26 at March 31, 2013 and December 31, 2012, respectively. The Company also purchases raw materials and services from various Apollo affiliates other than MPM. These purchases were $34 and $7 for the three months ended March 31, 2013 and 2012, respectively. The Company had accounts payable to these affiliates of less than $1 and $4 at March 31, 2013 and December 31, 2012, respectively.

Participation of Apollo Global Securities in Refinancing Transactions

During the three months ended March 31, 2013, AGS acted as one of the initial purchasers and received approximately $1 in connection with the sale of an additional $1,100 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020. AGS also received $1 in structuring fees in connection with the 2013 Refinancing Transactions.

During the three months ended March 31, 2012, Apollo Global Securities, LLC (“AGS”), an affiliate of Apollo, acted as one of the initial purchasers and received approximately $1 in connection with the sale of $450 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020.

Other Transactions and Arrangements

Momentive Holdings purchases insurance policies which also cover the Company and MPM. Amounts are billed to the Company based on the Company’s relative share of the insurance premiums. No amounts were billed to the Company from Momentive Holdings for the three months ended March 31, 2013 or 2012. The Company had accounts payable to Momentive Holdings of $0 and $4 under these arrangements at March 31, 2013 and December 31, 2012, respectively.

The Company sells finished goods to, and purchases raw materials from, its foundry joint venture between the Company and Delta-HA, Inc. (“HAI”). The Company also provides toll-manufacturing and other services to HAI. The Company’s investment in HAI is recorded under the equity method of accounting, and the related sales and purchases are not eliminated from the Company’s unaudited Condensed Consolidated Financial Statements. However, any profit on these transactions is eliminated in the Company’s unaudited Condensed Consolidated Financial Statements to the extent of the Company’s 50% interest in HAI. Sales and services provided to HAI were $27 and $28 for the three months ended March 31, 2013 and 2012, respectively. Accounts receivable from HAI were $18 and $16 at March 31, 2013 and December 31, 2012, respectively. Purchases from HAI were $21 and $10 for the three months ended March 31, 2013 and 2012, respectively. The Company had accounts payable to HAI of $4 and $6 at March 31, 2013 and December 31, 2012, respectively. Additionally, HAI declared dividends to the Company of $8 and $10 during the three months ended March 31, 2013 and 2012, respectively. No amounts remain outstanding related to these previously declared dividends as of March 31, 2013.

The Company’s purchase contracts with HAI represent a significant portion of HAI’s total revenue, and this factor results in the Company absorbing the majority of the risk from potential losses or the majority of the gains from potential returns. However, the Company does not have the power to direct the activities that most significantly impact HAI, and therefore, does not consolidate HAI. The carrying value of HAI’s assets were $47 and $52 at March 31, 2013 and December 31, 2012, respectively. The carrying value of HAI’s liabilities were $23 and $18 at March 31, 2013 and December 31, 2012, respectively.

In February 2013, the Company and HAI resolved a dispute regarding raw material pricing. As part of the resolution, the Company will provide discounts to HAI on future purchases of dry and liquid resins totaling $16 over a period of three years. The $16 settlement was recorded net of $8 of income during the year ended December 31, 2012, which represented the Company’s benefit from the discounts due to its 50% ownership interest in HAI.

The Company had a loan receivable from its unconsolidated forest products joint venture in Russia of less than $1 as of both March 31, 2013 and December 31, 2012. The Company also had royalties receivable from its unconsolidated forest products joint venture in Russia of $5 as of both March 31, 2013 and December 31, 2012.

5. Related Party Transactions

Administrative Service, Management and Consulting Arrangement

The Company is subject to an Amended and Restated Management Consulting Agreement with Apollo (the “Management Consulting Agreement”) that renews on an annual basis, unless notice to the contrary is given by either party. Under the Management Consulting Agreement, the Company receives certain structuring and advisory services from Apollo and its affiliates. The Management Consulting Agreement provides indemnification to Apollo, its affiliates and their directors, officers and representatives for potential losses arising from these services. Apollo is entitled to an annual fee equal to the greater of $3 or 2% of the Company’s Adjusted EBITDA. Apollo elected to waive charges of any portion of the annual management fee due in excess of $3 for the years ended December 31, 2012, 2011 and 2010.

During each of the years ended December 31, 2012, 2011 and 2010, the Company recognized expense under the Management Consulting Agreement of $3. These amounts are included in “Other operating expense (income), net” in the Company’s Consolidated Statements of Operations.

Apollo Notes Registration Rights Agreement

On November 5, 2010, in connection with the issuance of the Company’s 9.00% Second-Priority Senior Secured Notes due 2020, the Company entered into a separate registration rights agreement with Apollo. The registration rights agreement gave Apollo the right to make three requests by written notice to the Company specifying the maximum aggregate principal amount of notes to be registered. The agreement required the Company to file a registration statement with respect to the notes it issued to Apollo as promptly as possible following receipt of each such notice. The Company filed a registration statement on Form S-1 with the SEC to register the resale of $134 of Second-Priority Senior Secured Notes due 2020 held by Apollo, which was declared effective on May 7, 2012.

Shared Services Agreement

On October 1, 2010, in conjunction with the Momentive Combination, the Company entered into a shared services agreement with MPM, as amended on March 17, 2011 (the “Shared Services Agreement”). Under this agreement, the Company provides to MPM, and MPM provides to the Company, certain services, including, but not limited to, executive and senior management, administrative support, human resources, information technology support, accounting, finance, technology development, legal and procurement services. The Shared Services Agreement establishes certain criteria upon which the costs of such services are allocated between the Company and MPM. Pursuant to this agreement, during the years ended December 31, 2012, 2011 and 2010, the Company incurred approximately $155, $163 and $45, respectively, of net costs for shared services and MPM incurred approximately $148, $158 and $42, respectively, of net costs for shared services. Included in the net costs incurred during the years ended December 31, 2012 and 2011, were net billings from the Company to MPM of $22 and $11, respectively. Included in the net costs incurred during the year ended December 31, 2010, were net billings from MPM to the Company of $1. These net billings were made to bring the percentage of total net incurred costs for shared services under the Shared Services Agreement to 51% for the Company and 49% for MPM, as well as to reflect costs allocated 100% to one party. During the years ended December 31, 2012, 2011 and 2010, the Company realized approximately $24, $29 and $1 respectively, in cost savings as a result of the Shared Services Agreement. The Company had accounts receivable from MPM of less than $1 and $15 as of December 31, 2012 and December 31, 2011, respectively, and accounts payable to MPM of less than $1 and $3 at December 31, 2012 and December 31, 2011, respectively.

Apollo Advance

In connection with the terminated Huntsman merger and related litigation settlement agreement and release among the Company, Huntsman and other parties entered into on December 14, 2008, the Company paid Huntsman $225. The settlement payment was funded to the Company by an advance from Apollo, while reserving all rights with respect to reallocation of the payments to other affiliates of Apollo. Under the provisions of the settlement agreement and release, the Company was only contractually obligated to reimburse Apollo for any insurance recoveries on the $225 settlement payment, net of expense incurred in obtaining such recoveries. Apollo agreed that the payment of any such insurance recoveries would satisfy the Company’s obligation to repay amounts received under the $225 advance.

In April 2012, the Company agreed to a settlement with its insurers to recover $10 in proceeds associated with the $225 settlement payment made to Huntsman in 2008. During the year ended December 31, 2012, the Company recognized the $10 settlement, which was recorded net of approximately $2 of fees related to the settlement, and is included in “Other operating expense (income), net” in the Consolidated Statements of Operations. In July 2012, the Company received approximately $1 from its insurers for reimbursement of expenses incurred in obtaining the recoveries, and remitted to Apollo the remaining $7 of the insurance settlement. Following receipt of the settlement payment, Apollo acknowledged the satisfaction of the Company’s obligations to Apollo with respect to the $225 advance, which was previously recorded as a long-term liability. The remaining $218 was reclassified from a long-term liability to equity as a capital contribution from Apollo during the year ended December 31, 2012.

Preferred Equity Commitment and Issuance

In December 2011, in conjunction with the repayment of a term loan of $100 extended to the Company by certain affiliates of Apollo, Momentive Holdings issued 28,785,935 preferred units and 28,785,935 warrants to purchase common units of Momentive Holdings to affiliates of Apollo for a purchase price of $205 (the “Preferred Equity Issuance”), representing the initial $200 face amount, plus amounts earned from the interim liquidity facilities, less related fees and expenses. Momentive Holdings contributed $189 of the proceeds from the Preferred Equity Issuance to MSC Holdings and MSC Holdings contributed the amount to the Company. As of December 31, 2011, the Company had recognized a capital contribution of $204, representing the total proceeds from the Preferred Equity Issuance, less related fees and expenses. The remaining $16 was held in a reserve account at December 31, 2011 by Momentive Holdings to redeem any additional preferred units from Apollo equal to the aggregate number of preferred units and warrants subscribed for by all other members of Momentive Holdings. In January 2012, the remaining $16 of proceeds held in the reserve account were contributed to the Company.

Purchase of MSC Holdings Debt

In 2009, the Company purchased $180 in face value of the outstanding MSC Holdings LLC PIK Debt Facility for $24, including accrued interest. The loan receivable from MSC Holdings has been recorded at its acquisition value of $24 as a reduction of equity in the Consolidated Balance Sheets as MSC Holdings is the Company’s parent. In addition, at December 31, 2012 the Company has not recorded accretion of the purchase discount or interest income as ultimate receipt of these cash flows is under the control of MSC Holdings.

In conjunction with the 2013 Refinancing Transactions (see Note 9), the loan receivable from MSC Holdings was settled for no consideration at the direction of MSC Holdings. As a result, the Company will account for the settlement of the loan as a dividend to MSC Holdings, which will be recognized in “Paid-in Capital.”

Purchases and Sales of Products and Services with MPM

The Company also sells products to, and purchase products from, MPM pursuant to a Master Buy/Sell Agreement dated as of September 6, 2012 (the “Master Buy/Sell Agreement”). Prices under the agreement are determined by a formula based upon certain third party sales of the applicable product, or in the event that no qualifying third party sales have taken place, based upon the average contribution margin generated by certain third party sales of products in the same or a similar industry. The standard terms and conditions of the seller in the applicable jurisdiction apply to transactions under the Master Buy/Sell Agreement. A subsidiary of MPM also acts as a non-exclusive distributor in India for certain of the Company’s subsidiaries pursuant to Distribution Agreements dated as of September 6, 2012 (the “Distribution Agreements”). Prices under the Distribution Agreements are determined by a formula based on the weighted average sales price of the applicable product less a margin. The Master Buy/Sell Agreement and Distribution Agreements have initial terms of 3 years and may be terminated for convenience by either party thereunder upon 30 days’ prior notice in the case of the Master/Buy Sell Agreement and upon 90 days’ prior notice in the case of the Distribution Agreements. Pursuant to these agreements and other purchase orders, the Company sold less than $1 of products to MPM during 2012, and the Company purchased $3 of products from MPM. As of December 31, 2012, the Company had less than $1 of accounts receivable from MPM and less than $1 of accounts payable to MPM related to these agreements.

Purchases and Sales of Products and Services with Affiliates Other than MPM

The Company sells products to various Apollo affiliates other than MPM. These sales were $36, $2 and $3 for the years ended December 31, 2012, 2011 and 2010, respectively. Accounts receivable from these affiliates were $26 and $1 at December 31, 2012 and 2011, respectively. The Company also purchases raw materials and services from various Apollo affiliates other than MPM. These purchases were $34, $32 and $36 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company had accounts payable to these affiliates of $4 and $1 at December 31, 2012 and 2011, respectively.

Participation of Apollo Global Securities in Refinancing Transactions

In March 2012, Apollo Global Securities, LLC (“AGS”), an affiliate of Apollo, acted as one of the initial purchasers and received approximately $1 in connection with the sale of $450 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020.

In January 2013, AGS acted as one of the initial purchasers and received approximately $1 in connection with the sale of an additional $1,100 aggregate principal amount of the Company’s 6.625% First-Priority Senior Secured Notes due 2020. AGS also received $1 in structuring fees in connection with the 2013 Refinancing Transactions (See Note 9).

Other Transactions and Arrangements

Momentive Holdings purchases insurance policies which also cover the Company and MPM. Amounts are billed to the Company based on the Company’s relative share of the insurance premiums. Momentive Holdings billed the Company $12 and $14 for the years ended December 31, 2012 and 2011, respectively. The Company had accounts payable to Momentive Holdings of $4 and $3 under these arrangements at December 31, 2012 and 2011, respectively.

The Company sells finished goods to, and purchases raw materials from, its foundry joint venture (“HAI”) between the Company and Delta-HA, Inc. The Company also provides toll-manufacturing and other services to HAI. The Company’s investment in HAI is recorded under the equity method of accounting, and the related sales and purchases are not eliminated from the Company’s Consolidated Financial Statements. However, any profit on these transactions is eliminated in the Company’s Consolidated Financial Statements to the extent of the Company’s 50% interest in HAI. Sales and services provided to HAI were $108, $113 and $96 for the years ended December 31, 2012, 2011 and 2010, respectively. Accounts receivable from HAI were $16 and $14 at December 31, 2012 and 2011, respectively. Purchases from HAI were $31, $54 and $58 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company had accounts payable to HAI of $6 and $4 at December 31, 2012 and 2011, respectively. Additionally, HAI declared dividends to the Company of $13 and $9 during the years ended December 31, 2012 and 2011, respectively. No amounts remain outstanding related to these previously declared dividends as of December 31, 2012.

The Company’s purchase contracts with HAI represent a significant portion of HAI’s total revenue, and this factor results in the Company absorbing the majority of the risk from potential losses or the majority of the gains from potential returns. However, the Company does not have the power to direct the activities that most significantly impact HAI, and therefore, does not consolidate HAI. The carrying value of HAI’s assets were $52 and $48 at December 31, 2012 and 2011, respectively. The carrying value of HAI’s liabilities were $18 and $21 at December 31, 2012 and 2011, respectively.

In February 2013, the Company resolved a dispute with HAI regarding the prices HAI paid to the Company for raw materials used to manufacture dry and liquid resins. As part of the resolution, the Company will provide discounts to HAI on future purchases of dry and liquid resins totaling $16 over a period of three years. The $16 has been recorded net of $8 of income during the year ended December 31, 2012, which represents the Company’s benefit from the discounts due to its 50% ownership interest in HAI, and is included in “Other operating expense (income), net” in the Consolidated Statements of Operations.

The Company had a loan receivable from its unconsolidated forest products joint venture in Russia of less than $1 and $3 as of December 31, 2012 and 2011, respectively. The Company also had royalties receivable from its unconsolidated forest products joint venture in Russia of $5 and $2 as of December 31, 2012 and 2011, respectively.

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets

6. Goodwill and Intangible Assets

The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2012				2011
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$88	$—	$2	$90	$88	$—	$2	$90
Forest Products Resins	81	—	(2)	79	81	—	(4)	77

Total	$169	$—	$—	$169	$169	$—	$(2)	$167

The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2010	$91	$78	$169
Foreign currency translation	(1)	(1)	(2)

Goodwill balance at December 31, 2011	90	77	167
Foreign currency translation	—	2	2

Goodwill balance at December 31, 2012	$90	$79	$169

The Company’s intangible assets with identifiable useful lives consist of the following as of December 31:

	2012				2011
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$110	$—	$(65)	$45	$110	$—	$(58)	$52
Customer lists and contracts	93	(17)	(49)	27	93	(17)	(44)	32
Other	25	—	(6)	19	25	—	(5)	20

Total	$228	$(17)	$(120)	$91	$228	$(17)	$(107)	$104

The impact of foreign currency translation on intangible assets is included in accumulated amortization.

In 2011, as a result of the permanent closure of a large customer and continued competitive pressures resulting in successive periods of negative cash flows associated with certain assets within the Company’s European forest products business, the Company recorded an impairment charge of $17 on certain customer list assets in its Forest Products Resins segment, which has been included in “Asset impairments” in the Consolidated Statements of Operations.

Total intangible amortization expense for the years ended December 31, 2012, 2011 and 2010 was $13, $15 and $15, respectively.

Estimated annual intangible amortization expense for 2013 through 2017 is as follows:

2013	$13
2014	12
2015	12
2016	11
2017	10

Fair Value	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value

4. Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

•	Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

•

Level 3: Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

Recurring Fair Value Measurements

Following is a summary of assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
March 31, 2013
Derivative liabilities	$—	$—	$—	$—
December 31, 2012
Derivative liabilities	$—	$(1)	$—	$(1)

Level 1 derivative liabilities primarily consist of financial instruments traded on exchange or futures markets. Level 2 derivative liabilities consist of derivative instruments transacted primarily in over the counter markets.

There were no transfers between Level 1, Level 2 or Level 3 measurements during the three months ended March 31, 2013 or 2012.

The Company calculates the fair value of its Level 1 derivative liabilities using quoted market prices. The Company calculates the fair value of its Level 2 derivative liabilities using standard pricing models with market-based inputs, adjusted for nonperformance risk. When its financial instruments are in a liability position, the Company evaluates its credit risk as a component of fair value. At both March 31, 2013 and December 31, 2012, no adjustment was made by the Company to reduce its derivative liabilities for nonperformance risk.

When its financial instruments are in an asset position, the Company is exposed to credit loss in the event of nonperformance by other parties to these contracts and evaluates their credit risk as a component of fair value.

Non-recurring Fair Value Measurements

The Company recorded losses of $23 as a result of measuring assets at fair value on a non-recurring basis during the three months ended March 31, 2012, all of which were valued using Level 3 inputs. There were no significant assets or liabilities measured at fair value on a non-recurring basis during the three months ended March 31, 2013.

During the three months ended March 31, 2012, as a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company wrote down long-lived assets with a carrying value of $26 to fair value of $5, resulting in impairment charges of $15 and $6 within its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively. These assets were valued by using a discounted cash flow analysis based on assumptions that market participants would use. Significant unobservable inputs in the model included projected short-term future cash flows, projected growth rates and discount rates associated with these long-lived assets. Future projected short-term cash flows and growth rates were derived from probability-weighted forecast models based upon budgets prepared by the Company’s management. These projected future cash flows were discounted using rates ranging from 2% to 3%.

During the three months ended March 31, 2012, as a result of market weakness and the loss of a customer, resulting in lower future cash flows associated with certain long-lived assets, the Company wrote-down assets with a carrying value of $22 to a fair value of $20, resulting in an impairment charge of $2 within its Forest Products Resins segment. These assets were valued using a discounted cash flow analysis based on assumptions that market participants would use and incorporated probability-weighted cash flows based on the likelihood of various possible scenarios. Significant unobservable inputs in the model included projected future cash flows, projected growth rates and discount rates associated with these long-lived assets. Future projected cash flows and growth rates were derived from probability-weighted forecast models based upon budgets prepared by the Company’s management. These projected future cash flows were discounted using rates ranging from 2% to 10%.

Non-derivative Financial Instruments

The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
March 31, 2013
Debt	$3,788	$—	$3,748	$11	$3,759
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421

Fair values of debt classified as Level 2 are determined based on other similar financial instruments, or based upon interest rates that are currently available to the Company for the issuance of debt with similar terms and maturities. Level 3 amounts represent capital leases whose fair value is determined through the use of present value and specific contract terms. The carrying amounts of cash and cash equivalents, short term investments, accounts receivable, accounts payable and other accrued liabilities are considered reasonable estimates of their fair values due to the short-term maturity of these financial instruments.

7. Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

•	Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•	Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date.

•

Level 3: Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

Recurring Fair Value Measurements

Following is a summary of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
December 31, 2012
Derivative liabilities	$—	$(1)	$—	$(1)
December 31, 2011
Derivative liabilities	—	(3)	—	(3)

Level 1 derivative liabilities primarily consist of financial instruments traded on exchange or futures markets. Level 2 derivative liabilities consist of derivative instruments transacted primarily in over the counter markets.

There were no transfers between Level 1, Level 2 or Level 3 measurements during the years ended December 31, 2012 and 2011.

The Company calculates the fair value of its Level 1 derivative liabilities using quoted market prices. The Company calculates the fair value of its Level 2 derivative liabilities using standard pricing models with market-based inputs, adjusted for nonperformance risk. When its financial instruments are in a liability position, the Company evaluates its credit risk as a component of fair value. At December 31, 2012 and 2011, no adjustment was made by the Company to reduce its derivative liabilities for nonperformance risk.

When its financial instruments are in an asset position, the Company is exposed to credit loss in the event of nonperformance by other parties to these contracts and evaluates their credit risk as a component of fair value.

Non-recurring Fair Value Measurements

Following is a summary of losses as a result of the Company measuring assets at fair value on a non-recurring basis during the years ended December 31, 2012 and 2011, all of which were valued using Level 3 inputs. There were no significant assets or liabilities measured at fair value on a non-recurring basis during the year ended December 31, 2010.

	Year Ended December 31,
	2012	2011
Long-lived assets held and used	$23	$31
Long-lived assets held for disposal/abandonment	—	1

Total	$23	$32

In 2012, as a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company wrote down long-lived assets with a carrying value of $26 to fair value of $5, resulting in impairment charges of $15 and $6 within its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively. These assets were valued by using a discounted cash flow analysis based on assumptions that market participants would use. Significant unobservable inputs in the model included projected short-term future cash flows, projected growth rates and discount rates associated with these long-lived assets. Future projected short-term cash flows and growth rates were derived from probability-weighted forecast models based upon budgets prepared by the Company’s management. These projected future cash flows were discounted using rates ranging from 2% to 3%.

In 2012, as a result of market weakness and the loss of a customer, resulting in lower future cash flows associated with certain long-lived assets, the Company wrote-down long-lived assets with a carrying value of $22 to a fair value of $20, resulting in an impairment charge of $2 within its Forest Products Resins segment. These assets were valued using a discounted cash flow analysis based on assumptions that market participants would use and incorporated probability-weighted cash flows based on the likelihood of various possible scenarios. Significant unobservable inputs in the model included projected future cash flows, projected growth rates and discount rates associated with these long-lived assets. Future projected cash flows and growth rates were derived from probability-weighted forecast models based upon budgets prepared by the Company’s management. These projected future cash flows were discounted using rates ranging from 2% to 10%.

In 2011, as a result of the likelihood that certain long-assets would be sold before the end of their estimated useful lives in order to bring manufacturing capacity in line with current market demand, the Company wrote down long-lived assets with a carrying value of $22 to fair value of $8, resulting in impairment charges of $12 and $2 within the Forest Products Resins and Epoxy, Phenolic and Coating Resins segments, respectively, for the year ended December 31, 2011. These long-lived assets were valued with the assistance of appraisals from third parties or by using a discounted cash flow analysis based on assumptions that market participants would use. Significant unobservable inputs in the model included projected revenues and manufacturing costs associated with these assets.

In 2011, as a result of the permanent closure of a large customer and continued competitive pressures resulting in successive periods of negative cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company wrote down long-lived assets with a carrying value of $29 to fair value of $11, resulting in an impairment charge of $18 for the year ended December 31, 2011. These assets were valued using a discounted cash flow analysis based on assumptions that market participants would use, and incorporated probability-weighted cash flows based on the likelihood of various possible scenarios. Significant unobservable inputs in the model included projected future cash flows, projected growth rates, discount rates and asset usage charges associated with certain intangible assets.

Non-derivative Financial Instruments

The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421
December 31, 2011
Debt	$3,539	$—	$3,214	$12	$3,226

Fair values of debt classified as Level 2 are determined based on other similar financial instruments, or based upon interest rates that are currently available to the Company for the issuance of debt with similar terms and maturities. Level 3 amounts represent capital leases whose fair value is determined through the use of present value and specific contract terms. The carrying amounts of cash and cash equivalents, short term investments, accounts receivable, accounts payable and other accrued liabilities are considered reasonable estimates of their fair values due to the short-term maturity of these financial instruments.

Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities

5. Derivative Instruments and Hedging Activities

Derivative Financial Instruments

The Company is exposed to certain risks related to its ongoing business operations. The primary risks managed by using derivative instruments are foreign currency exchange risk, interest rate risk and commodity price risk. The Company does not hold or issue derivative financial instruments for trading purposes.

Foreign Exchange Rate Swaps

International operations account for a significant portion of the Company’s revenue and operating income. The Company’s policy is to reduce foreign currency cash flow exposure from exchange rate fluctuations by hedging anticipated and firmly committed transactions when it is economically feasible. The Company periodically enters into forward contracts to buy and sell foreign currencies to reduce foreign exchange exposure and protect the U.S. dollar value of certain transactions to the extent of the amount under contract. The counter-parties to our forward contracts are financial institutions with investment grade ratings. The Company does not apply hedge accounting to these derivative instruments.

Interest Rate Swaps

The Company periodically uses interest rate swaps to alter interest rate exposures between fixed and floating rates on certain long-term debt. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated using an agreed-upon notional principal amount. The counter-parties to the interest rate swap agreements are financial institutions with investment grade ratings.

In July 2010, the Company entered into a two-year interest rate swap agreement, which matured on January 2, 2013. This swap was designed to offset the cash flow variability that resulted from interest rate fluctuations on the Company’s variable rate debt. This swap became effective on January 4, 2011 and had an initial notional amount of $350, which was subsequently amortized down to $325. The Company paid a fixed rate of 1.032% and received a variable one month LIBOR rate. The Company accounted for the swap as a qualifying cash flow hedge.

In December 2011, the Company entered into a three-year interest rate swap agreement with a notional amount of AUD $6, which became effective on January 3, 2012 and will mature on December 5, 2014. The Company pays a fixed rate of 4.140% and receives a variable rate based on the 3 month Australian Bank Bill Rate. The Company has not applied hedge accounting to this derivative instrument.

Commodity Contracts

The Company is exposed to price fluctuations associated with raw materials purchases, most significantly with methanol, phenol, urea, acetone, propylene, and chlorine. For these commodity raw materials, the Company has purchase contracts in place that contain periodic price adjustment provisions. The Company also adds selling price provisions to certain customer contracts that are indexed to publicly available indices for the associated commodity raw materials. The board of directors approves all commodity futures and commodity commitments based on delegation of authority documents.

The Company hedges a portion of its electricity purchases for certain manufacturing plants. The Company enters into forward contracts with fixed prices to hedge electricity pricing at these plants. Any unused electricity is net settled for cash each month based on the market electricity price versus the contract price. The Company also hedges a portion of its natural gas purchases for certain North American plants using futures contracts. The natural gas contracts are settled for cash each month based on the closing market price on the last day the contract trades on the New York Mercantile Exchange. The Company does not apply hedge accounting to these electricity or natural gas future contracts.

The following tables summarize the Company’s derivative financial instruments, which are recorded as “Other current liabilities” in the unaudited Condensed Consolidated Balance Sheets:

	March 31, 2013		December 31, 2012
Liability Derivatives	Notional Amount	Fair Value Liability	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments:
Interest Rate Swaps
Interest swap—2010	$—	$—	$325	$—

Total		$—		$—

Derivatives not designated as hedging instruments:
Interest Rate Swap
Australian dollar interest swap	$6	$—	$6	$—
Commodity Contracts
Electricity contracts	3	—	3	(1)
Natural gas futures	2	—	3	—

Total		$—		$(1)

Derivatives in Cash Flow Hedging Relationship	Loss Recognized in OCI on Derivative for the Three Months Ended:		Location of Loss Reclassified from Accumulated OCI into Income	Loss Reclassified from Accumulated OCI into Income for the Three Months Ended:
	March 31, 2013	March 31, 2012		March 31, 2013	March 31, 2012
Interest Rate Swaps
Interest swap—2010	$—	$(1)	Interest expense, net	$(1)	$(1)

Total	$—	$(1)		$(1)	$(1)

As of March 31, 2013, there are no losses recognized in “Accumulated other comprehensive loss” which will be reclassified to earnings over the next twelve months.

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative for the Three Months Ended:		Location of Gain (Loss) Recognized in Income on Derivative
	March 31, 2013	March 31, 2012
Commodity Contracts
Electricity contracts	$—	$1	Cost of sales
Natural gas futures	—	(2)	Cost of sales

Total	$—	$(1)

8. Derivative Instruments and Hedging Activities

Derivative Financial Instruments

The Company is exposed to certain risks related to its ongoing business operations. The primary risks managed by using derivative instruments are foreign currency exchange risk, interest rate risk and commodity price risk. The Company does not hold or issue derivative financial instruments for trading purposes.

Foreign Exchange and Interest Rate Swap

International operations account for a significant portion of the Company’s revenue and operating income. The Company’s policy is to reduce foreign currency cash flow exposure from exchange rate fluctuations by hedging anticipated and firmly committed transactions when it is economically feasible. The Company periodically enters into forward contracts to buy and sell foreign currencies to reduce foreign exchange exposure and protect the U.S. dollar value of certain transactions to the extent of the amount under contract. The counter-parties to our forward contracts are financial institutions with investment grade ratings. The Company does not apply hedge accounting to these derivative instruments.

In 2008, to offset the balance sheet and interest rate exposures and cash flow variability associated with a non-U.S. subsidiary’s U.S. dollar denominated term loan, the Company entered into a three-year cross-currency and interest rate swap agreement. The swap agreement required the Company to sell euros in exchange for U.S. dollars at a rate of 1.2038. The Company also paid a variable rate equal to Euribor plus 390 basis points and received a variable rate equal to the U.S. dollar LIBOR plus 250 basis points. The swap agreement had an initial notional amount of $25 that amortized quarterly on a straight line basis to $24, prior to maturing on September 30, 2011. The Company paid a weighted average interest rate of 5.0% and 4.6%, and received a weighted average interest rate of 2.8% during the years ended December 31, 2011 and 2010, respectively. During the year ended December 31, 2011, the Company paid $4 to settle the cross-currency and interest rate swap. This amount is recorded in “Other non-operating (income) expense, net” in the Consolidated Statements of Operations.

Interest Rate Swaps

The Company periodically uses interest rate swaps to alter interest rate exposures between fixed and floating rates on certain long-term debt. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated using an agreed-upon notional principal amount. The counter-parties to the interest rate swap agreements are financial institutions with investment grade ratings.

In July 2010, the Company entered into a two-year interest rate swap agreement . This swap is designed to offset the cash flow variability that results from interest rate fluctuations on the Company’s variable rate debt. This swap became effective on January 4, 2011 upon the expiration of the January 2007 interest rate swap. The initial notional amount of the swap is $350, and will subsequently be amortized down to $325. The Company pays a fixed rate of 1.032% and will receive a variable one month LIBOR rate. The Company accounts for the swap as a qualifying cash flow hedge.

In December 2011, the Company entered into a three-year interest rate swap agreement with a notional amount of AUD $6, which became effective on January 3, 2012 and will mature on December 5, 2014. The Company pays a fixed rate of 4.140% and receives a variable rate based on the 3 month Australian Bank Bill Rate. The Company has not applied hedge accounting to this derivative instrument.

Commodity Contracts

The Company is exposed to price fluctuations associated with raw materials purchases, most significantly with methanol, phenol, urea, acetone, propylene, and chlorine. For these commodity raw materials, the Company has purchase contracts in place that contain periodic price adjustment provisions. The Company also adds selling price provisions to certain customer contracts that are indexed to publicly available indices for the associated commodity raw materials. The board of directors approves all commodity futures and commodity commitments based on delegation of authority documents.

The Company hedges a portion of its electricity purchases for certain manufacturing plants. The Company enters into forward contracts with fixed prices to hedge electricity pricing at these plants. Any unused electricity is net settled for cash each month based on the market electricity price versus the contract price. The Company also hedges a portion of its natural gas purchases for certain North American plants. The Company uses futures contracts to hedge natural gas pricing at these plants. The natural gas contracts are settled for cash each month based on the closing market price on the last day the contract trades on the New York Mercantile Exchange. The Company does not apply hedge accounting to these electricity or natural gas future contracts.

The following table summarizes the Company’s derivative financial instruments, which are recorded as “Other current liabilities” in the Consolidated Balance Sheets:

	2012				2011
Liability Derivatives	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments:
Interest Rate Swap
Interest swap—2010	2	—	$325	$—	367	—	$350	$(2)

Total				$—				$(2)

Derivatives not designated as hedging instruments:
Interest Rate Swap
Australian dollar interest swap	704	—	$6	$—	1,070	—	$6	$—
Commodity Contracts
Electricity contracts	—	—	3	(1)	—	—	3	(1)
Natural gas futures	—	—	3	—	—	—	5	—

Total				$(1)				$(1)

The following tables summarize gains and losses recognized on the Company’s derivative financial instruments:

Derivatives in Cash Flow Hedging Relationship	Amount of Loss Recognized in OCI on Derivative for the Year Ended December 31:			Location of Loss Reclassified from Accumulated OCI into Income	Amount of Loss Reclassified from Accumulated OCI into Income for the Year Ended December 31:
	2012	2011	2010		2012	2011	2010
Interest Rate Swap
Interest swap—2010	$(2)	$(2)	$(2)	Interest expense, net	$(2)	$(3)	$—

Total	$(2)	$(2)	$(2)		$(2)	$(3)	$—

As of December 31, 2012, the Company expects to reclassify $1 of losses recognized in “Accumulated other comprehensive loss” to earnings over the next twelve months.

Derivatives Not Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in Income on Derivative for the Year Ended December 31:			Location of (Loss) Gain Recognized in Income on Derivative
	2012	2011	2010
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	$—	$(1)	$2	Other non-operating expense, net
Interest Rate Swap
Australian dollar interest swap	—	—	—	Other non-operating expense, net
Commodity Contracts
Electricity contracts	—	(1)	1	Cost of sales
Natural gas futures	(2)	(1)	(1)	Cost of sales

Total	$(2)	$(3)	$2

Debt and Lease Obligations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt and Lease Obligations

6. Debt Obligations

Debt outstanding at March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013		December 31, 2012
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due 2015	$—	$—	$895	$15
Senior Secured Notes:
6.625% First-Priority Senior Secured Notes due 2020 (includes $8 of unamortized debt premium at March 31, 2013)	1,558	—	450	—
8.875% Senior Secured Notes due 2018 (includes $5 and $6 of unamortized debt discount at March 31, 2013 and December 31, 2012, respectively)	1,195	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014	—	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	60	2
Other Borrowings:
Australia Facility due 2014	45	5	31	5
Brazilian bank loans	19	37	18	41
Capital Leases	10	1	10	1
Other	3	16	4	12

Total	$3,727	$61	$3,419	$76

2013 Refinancing Activities

In January 2013, the Company issued $1,100 aggregate principal amount of 6.625% First-Priority Senior Secured Notes due 2020 at an issue price of 100.75% (the “New First-Priority Senior Secured Notes”). The Company used the net proceeds of $1,108 ($1,100 plus a premium of $8) to (i) repay approximately $910 of term loans under the Company’s senior secured credit facilities, (ii) purchase $89 aggregate principal amount of the Company’s Floating Rate Second-Priority Senior Secured Notes due 2014 (the “Floating Rate Notes”) in a tender offer, (iii) satisfy and discharge the remaining $31 aggregate principal amount of the Floating Rate Notes, which were redeemed on March 2, 2013 at a redemption price equal to 100% plus accrued and unpaid interest to the redemption date, (iv) pay related transaction costs and expenses and (v) provide incremental liquidity of $54. The New First-Priority Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 6.625% First-Priority Senior Secured Notes due 2020 and have the same terms as such notes.

In January 2013, the Company also issued $200 aggregate principal amount of 8.875% Senior Secured Notes due 2018 at an issue price of 100% (the “New Senior Secured Notes”). The New Senior Secured Notes were issued to lenders in exchange for loans of MSC Holdings, which were retired in full. The Company did not receive any cash proceeds from the issuance of the New Senior Secured Notes. The New Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 8.875% Senior Secured Notes due 2018 and have the same terms as such notes.

Additionally, in March 2013, the Company entered into a new $400 asset-based revolving loan facility, subject to a borrowing base (the “ABL Facility”). The ABL Facility replaced the $171 revolving credit facility and the $47 synthetic letter of credit facility under the Company’s senior secured credit facilities. Collectively, we refer to these transactions as the “2013 Refinancing Transactions.”

The Company incurred approximately $34 in fees associated with the 2013 Refinancing Transactions, which have been deferred and are recorded in “Other assets, net” in the unaudited Condensed Consolidated Balance Sheets. The deferred fees will be amortized over the contractual life of the respective debt obligations on an effective interest basis. Additionally, $6 in unamortized deferred financing fees were written-off related to the debt that was repaid and extinguished. These fees are included in “Loss on extinguishment of debt” in the unaudited Condensed Consolidated Statements of Operations.

The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date. Availability under the ABL Facility is $400, subject to a borrowing base that will be based on a specified percentage of eligible accounts receivable and inventory. The borrowers under the ABL Facility include the Company and Momentive Specialty Chemicals Canada Inc., Momentive Specialty Chemicals B.V., Momentive Specialty Chemicals UK Limited and Borden Chemical UK Limited, each a wholly-owned subsidiary of the Company. The ABL Facility bears interest at a floating rate based on, at the Company’s option, an adjusted LIBOR rate plus an initial applicable margin of 2.25% or an alternate base rate plus an initial applicable margin of 1.25%. From and after the date of delivery of the Company’s financial statements for the first fiscal quarter ended after the effective date of the ABL Facility, the applicable margin for such borrowings will be adjusted depending on the availability under the ABL Facility. In addition to paying interest on outstanding principal under the ABL Facility, the Company is required to pay a commitment fee to the lenders in respect of the unutilized commitments at an initial rate equal to 0.50% per annum, subject to adjustment depending on the usage. The ABL Facility does not have any financial maintenance covenants, other than a fixed charge coverage ratio of 1.0 to 1.0 that only applies if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time. The fixed charge coverage ratio under the credit agreement governing the ABL Facility is generally defined as the ratio of (a) Adjusted EBITDA minus non-financed capital expenditures and cash taxes to (b) debt service plus cash interest expense plus certain restricted payments, each measured on a last twelve months, or LTM, basis. The ABL Facility is secured by, among other things, first-priority liens on most of the inventory and accounts receivable and related assets of the Company, its domestic subsidiaries and certain of its foreign subsidiaries (the “ABL Priority Collateral”), and by second-priority liens on certain collateral that generally includes most of the Company’s, its domestic subsidiaries’ and certain of its foreign subsidiaries’ assets other than the ABL Priority Collateral, in each case subject to certain exceptions and permitted liens. Available borrowings under the ABL Facility were $301 as of March 31, 2013.

9. Debt and Lease Obligations

Debt outstanding at December 31 is as follows:

	2012		2011
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due May 2013 at 2.8% at December 31, 2011	$—	$—	$446	$8
Floating rate term loans due May 2015 at 4.1% and 4.2% at December 31, 2012 and 2011, respectively	895	15	910	15
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020	450	—	—	—
8.875% Senior Secured Notes due 2018 (includes $6 of unamortized discount at December 31, 2012 and 2011)	994	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014 at 4.9% and 5.0% at December 31, 2012 and 2011, respectively	120	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	62	—
Other Borrowings:
Australia Facility due 2014 at 6.1% and 6.8% at December 31, 2012 and 2011, respectively	31	5	36	5
Brazilian bank loans at 8.1% and 8.9% at December 31, 2012 and 2011, respectively	18	41	—	65
Capital Leases	10	1	11	1
Other at 3.8% and 5.7% at December 31, 2012 and 2011, respectively	4	12	4	23

Total non-affiliated debt	3,419	76	3,420	117
Affiliated debt:
Affiliated borrowings due on demand at 3.3% at December 31, 2011	—	—	—	2

Total affiliated debt	—	—	—	2

Total debt	$3,419	$76	$3,420	$119

Senior Secured Credit Facilities

The amended senior secured credit facilities were terminated in March 2013 in connection with the closing of the Company’s ABL Facility described below. The term loans under the amended senior secured credit facilities were repaid in full in January 2013 in connection with the closing of the sale of First-Priority Senior Secured Notes described below. Prior to its termination, the amended senior secured credit facilities included a term loan facility with a maturity date in 2015 and a $47 synthetic letter of credit facility (“LOC”) with a maturity date in 2013. Additionally, the amended senior secured credit facilities included a $192 revolving credit facility through February 2013, and thereafter a $171 revolving credit facility with a maturity date in 2014.

The facilities were subject to an earlier maturity date, on any date that more than $200 in the aggregate principal amount of certain of the Company’s debt would mature within 91 days of that date. Repayment of 1% total per year of the term loan and LOCs were required to be made (in the case of the term loan facility, quarterly, and in the case of the LOC, annually) with the balance payable at the final maturity date. Further, the Company was required to make additional repayments on the term loan, upon specific events, or if excess cash flow was generated. The terms of the senior secured credit facilities also included $200 in available incremental term loan borrowings.

Certain Company subsidiaries guaranteed obligations under the amended senior secured credit facilities. The amended senior secured credit facilities were secured by certain assets of the Company and the subsidiary guarantors, subject to certain exceptions.

The credit agreement contained, among other provisions, restrictive covenants regarding indebtedness, payments and distributions, mergers and acquisitions, asset sales, affiliate transactions, capital expenditures and the maintenance of certain financial ratios. Events of default included the failure to pay principal and interest when due, a material breach of representation or warranty, covenant defaults, events of bankruptcy and a change of control. The senior secured credit facilities also contained cross-acceleration and cross default provisions.

Term Loans

The interest rates for term loans denominated in U.S. dollars to the Company under the amended senior secured credit facilities were based on, at the Company’s option, (a) adjusted LIBOR plus 2.25% for term loans maturing May 2013 and 3.75% for term loans maturing May 2015 or (b) the higher of (i) JPMorgan Chase Bank, N.A.’s (JPMCB) prime rate or (ii) the Federal Funds Rate plus 0.50%, in each case plus 0.75% for term loans maturing May 2013 and 2.25% for term loans maturing May 2015. Term loans denominated in euros to the Company’s Netherlands subsidiary were at the Company’s option; (a) EURO LIBOR plus 2.25% for term loans maturing May 2013 or 3.75% for term loans maturing May 2015 or (b) the rate quoted by JPMCB as its base rate for those loans plus 0.75% for term loans maturing May 2013 and 2.25% for term loans maturing May 2015.

Revolving Credit Facility

The interest rate for the revolving credit facility through May 31, 2011 was adjusted LIBOR plus 2.50%. The extended revolving loans, which took effect upon the May 31, 2011 maturity of the prior revolving credit facility, bore interest at a rate of LIBOR plus 4.50%. The Company was also required to pay a 2% ticking fee on committed amounts for the prior revolving credit facility, which was payable quarterly through May 31, 2011.

The extended revolver had commitment fees (other than with respect to the LOC) equal to 4.50% per year of the unused line plus a fronting fee of 0.25% of the aggregate face amount of outstanding letters of credit. The LOC had a commitment fee of 0.10% per year.

In March 2012, the Company further extended $171 of its $200 revolving line of credit facility commitments from lenders from February 2013 to December 2014. In connection with the refinancing activities, the lender commitments to the revolving line of credit facility were decreased to approximately $192 in the aggregate. The interest rate for loans made under these extended revolver commitments was increased to adjusted LIBOR plus 4.75% from adjusted LIBOR plus 4.50%. The commitment fee for these extended revolver commitments was decreased to 0.5% of the unused line from 4.50% of the unused line.

There were no outstanding borrowings under the revolving credit facility at December 31, 2012 or 2011. Available borrowings under the amended senior secured credit facilities (after deduction of the letters of credit outstanding under the LOC facility) were $180 at December 31, 2012.

Senior Secured Notes

First-Priority Senior Secured Notes

In March 2012, the Company issued $450 aggregate principal amount of 6.625% First-Priority Senior Secured Notes due 2020 at an issue price of 100%. The Company used the net proceeds, together with cash on hand to repay approximately $454 aggregate principal amount of existing term loans maturing May 5, 2013 under the Company’s senior secured credit facilities, effectively extending these maturities by an additional seven years. Collectively, these transactions are referred to as the “March 2012 Refinancing Transactions.” Prior to the closing of the ABL Facility in March 2013 described below, the priority of the liens securing the collateral for the 6.625% First-Priority Senior Secured Notes was pari passu to the liens in such collateral securing the Company’s senior secured credit facilities. Following the closing of the ABL Facility, the First-Priority Senior Secured Notes are secured by first-priority liens on collateral that generally includes most of the Company’s and its domestic subsidiaries’ assets other than inventory and accounts receivable and related assets (the “Notes Priority Collateral”), and by second-priority liens on the domestic portion of the collateral for the ABL Facility (the “ABL Priority Collateral”), which generally includes most of the inventory and accounts receivable and related assets of the Company, its domestic subsidiaries and certain of its foreign subsidiaries, in each case subject to certain exceptions and permitted liens.

The Company incurred approximately $14 in fees associated with the March 2012 Refinancing Transactions, which have been deferred and are recorded in “Other assets, net” in the Consolidated Balance Sheets. The deferred fees will be amortized over the contractual life of the respective debt obligations on an effective interest basis. Additionally, $1 of unamortized deferred financing fees were written-off related to the $454 of term loans under the Company’s senior secured credit facility that were repaid and extinguished. These fees are included in “Other non-operating (income) expense, net” in the Consolidated Statements of Operations.

8.875% Senior Secured Notes

In January 2010, through the Company’s wholly owned finance subsidiaries, Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC, the Company issued $1,000 aggregate principal amount of 8.875% Senior Secured Notes due 2018. The priority of the collateral liens securing the 8.875% Senior Secured Notes is senior to the collateral liens securing the existing Second-Priority Senior Secured Notes, and is junior to the collateral liens securing the Company’s First-Priority Senior Secured Notes.

Second-Priority Senior Secured Notes

In November 2010, through the Company’s wholly owned finance subsidiaries, Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC the Company refinanced its existing 9.75% Second-Priority Senior Secured Notes due 2014 (the “Old Notes”) through the issuance of $574 aggregate principal amount of 9.00% Second-Priority Senior Secured Notes due 2020, which mature on November 15, 2020 (the “New Notes”). $440 aggregate principal amount was offered through a private placement with unaffiliated investors (the “Offering”). The remaining $134 aggregate principal amount of the Notes was issued in exchange for $127 aggregate principal amount of the Old Notes that were held by an affiliate of Apollo Global Management, LLC at the time of the Offering (the “Apollo Exchange”). The exchange ratio was determined based on the consideration offered to holders of the Old Notes to redeem the Old Notes, which was intended to give Apollo an aggregate value equivalent to that which it would have received if it had received the total consideration upon the Company’s redemption of the Old Notes and used the proceeds received to invest in the New Notes. The new debt issued to Apollo has the same terms as the notes issued by the Company in the Offering.

Debentures

	Origination Date	Interest Payable	Early Redemption
9.2% debentures due 2021	March 1991	March 15 September 15	None
7.875% debentures due 2023	May 1993	February 15 August 15	None
8.375% sinking fund debentures due 2016	April 1986	April 15 October 15	April 2006

The 8.375% debentures have a sinking fund requirement of $20 per year from 2007 to 2015. Previous buybacks of debentures allowed the Company to fulfill the sinking fund requirements through 2012, as well as $18 of the 2013 sinking fund requirement.

Other Borrowings

The Company’s Australian Term Loan Facility has a variable interest rate equal to the 90 day Australian or New Zealand Bank Bill Rates plus an applicable margin. The agreement also provides access to a $10 revolving credit facility. There were no outstanding borrowings under the revolving credit facility at December 31, 2012 or 2011.

The Brazilian bank loans represent various bank loans, primarily for working capital purposes and to finance the construction of a new plant in 2010.

The Company’s capital leases are classified as debt on the Consolidated Balance Sheets and range from one to fifteen year terms for equipment, pipeline, land and buildings. The Company’s operating leases consist primarily of vehicles, equipment, tank cars, land and buildings.

Scheduled Maturities

Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2012 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2013	$75	$32	$3
2014	193	27	2
2015	907	22	2
2016	28	17	2
2017	—	14	2
2018 and thereafter	2,287	22	9

Total minimum payments	$3,490	$134	20

Less: Amount representing interest			(9)

Present value of minimum payments			$11

The Company’s operating leases consist primarily of vehicles, equipment, land and buildings. Rental expense under operating leases amounted to $36 for each of the years ended December 31, 2012, 2011 and 2010.

Covenant Compliance

As of December 31, 2012, the Company was in compliance with all the covenants included in the agreements governing its outstanding indebtedness, including the senior secured bank leverage ratio.

As of December 31, 2012, on a pro forma basis after adjusting for the 2013 Refinancing Transactions, the Company did not satisfy the Adjusted EBITDA to fixed charges incurrence test contained within the indentures that govern our 6.625% First-Priority Senior Secured Notes, 8.875% Senior Secured Notes and 9.00% Second-Priority Senior Secured Notes. As a result, the Company is subject to restrictions on its ability to incur additional indebtedness or to make investments; however, there are exceptions to these restrictions, including exceptions that permit indebtedness under its revolving credit facility (available borrowings of which were $180 at December 31, 2012).

Recent Developments

In January 2013, the Company issued $1,100 aggregate principal amount of 6.625% First-Priority Senior Secured Notes due 2020 at an issue price of 100.75% (the “New First-Priority Senior Secured Notes”). The Company used the net proceeds of $1,108 ($1,100 plus a premium of $8) to (i) repay approximately $910 of term loans under the Company’s senior secured credit facilities, (ii) purchase $89 aggregate principal amount of the Company’s Floating Rate Second-Priority Senior Secured Notes due 2014 (the “Floating Rate Notes”) in a tender offer, (iii) satisfy and discharge the remaining $31 aggregate principal amount of the Floating Rate Notes, which were redeemed on March 2, 2013 at a redemption price equal to 100% plus accrued and unpaid interest to the redemption date, (iv) pay related transaction costs and expenses and (v) provide incremental liquidity of $54. The New First-Priority Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 6.625% First-Priority Senior Secured Notes due 2020 and have the same terms as such notes.

In January 2013 the Company also issued $200 aggregate principal amount of 8.875% Senior Secured Notes due 2018 at an issue price of 100% (the “New Senior Secured Notes”). The New Senior Secured Notes were issued to lenders in exchange for loans of MSC Holdings, which were retired in full. The New Senior Secured Notes were issued as additional notes under the indenture governing the Company’s existing 8.875% Senior Secured Notes due 2018 and have the same terms as such notes.

Additionally, in March 2013, the Company entered into a new $400 asset-based revolving loan facility, subject to a borrowing base (the “ABL Facility”). The ABL Facility replaced the Company’s senior secured credit facilities, which included a $171 revolving credit facility and the $47 synthetic letter of credit facility at the time of the termination of facilities upon the Company’s entry into the ABL Facility. Collectively, we refer to these transactions as the “2013 Refinancing Transactions.”

The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date. Availability under the ABL Facility is $400, subject to a borrowing base that will be based on a specified percentage of eligible accounts receivable and inventory. The borrowers under the ABL Facility include the Company and Momentive Specialty Chemicals Canada Inc., Momentive Specialty Chemicals B.V., Momentive Specialty Chemicals UK Limited and Borden Chemical UK Limited, each a wholly-owned subsidiary of the Company. The ABL Facility will bear interest at a floating rate based on, at the Company’s option, an adjusted LIBOR rate plus an initial applicable margin of 2.25% or an alternate base rate plus an initial applicable margin of 1.25%. From and after the date of delivery of the Company’s financial statements for the first fiscal quarter ended after the effective date of the ABL Facility, the applicable margin for such borrowings will be adjusted depending on the availability under the ABL Facility. In addition to paying interest on outstanding principal under the ABL Facility, the Company will be required to pay a commitment fee to the lenders in respect of the unutilized commitments at an initial rate equal to 0.50% per annum, subject to adjustment depending on the usage. The ABL Facility does not have any financial maintenance covenant, other than a fixed charge coverage ratio of 1.0 to 1.0 that would only apply if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time. The fixed charge coverage ratio under the agreement governing the ABL Facility is generally defined as the ratio (a) of Adjusted EBITDA minus non-financed capital expenditures and cash taxes to (b) debt service plus certain restricted payments, each measured on a last twelve months, or LTM, basis. The ABL Facility is secured by, among other things, first-priority liens on the ABL Priority Collateral, and by second-priority liens on the Notes Priority Collateral, in each case subject to certain exceptions and permitted liens.

Guarantees, Indemnifications and Warranties	12 Months Ended
Dec. 31, 2012
Guarantees, Indemnifications and Warranties

10. Guarantees, Indemnifications and Warranties

Standard Guarantees / Indemnifications

In the ordinary course of business, the Company enters into a number of agreements that contain standard guarantees and indemnities where the Company may indemnify another party for, among other things, breaches of representations and warranties. These guarantees or indemnifications are granted under various agreements, including those governing (i) purchases and sales of assets or businesses, (ii) leases of real property, (iii) licenses of intellectual property, (iv) long-term supply agreements, (v) employee benefits services agreements and (vi) agreements with public authorities on subsidies for designated research and development projects. These guarantees or indemnifications are for the benefit of the (i) buyers in sale agreements and sellers in purchase agreements, (ii) landlords or lessors in lease contracts, (iii) licensors or licensees in license agreements, (iv) vendors or customers in long-term supply agreements, (v) service providers in employee benefits services agreements and (vi) governments or agencies subsidizing research or development. In addition, the Company guarantees some of the payables of its subsidiaries to purchase raw materials in the ordinary course of business.

These parties may also be indemnified against any third party claim resulting from the transaction that is contemplated in the underlying agreement. Additionally, in connection with the sale of assets and the divestiture of businesses, the Company may agree to indemnify the buyer for liabilities related to the pre-closing operations of the assets or businesses sold. Indemnities for pre-closing operations generally include tax liabilities, environmental liabilities and employee benefit liabilities that are not assumed by the buyer in the transaction.

Indemnities related to the pre-closing operations of sold assets normally do not represent additional liabilities to the Company, but simply serve to protect the buyer from potential liability associated with the Company’s existing obligations at the time of sale. As with any liability, the Company has accrued for those pre-closing obligations that it considers to be probable and reasonably estimable. The amounts recorded at December 31, 2012 and 2011 are not significant.

While some of these guarantees extend only for the duration of the underlying agreement, many survive the expiration of the term of the agreement or extend into perpetuity (unless they are subject to a legal statute of limitations). There are no specific limitations on the maximum potential amount of future payments that the Company could be required to make under its guarantees, nor is the Company able to estimate the maximum potential amount of future payments to be made under these guarantees because the triggering events are not predictable.

Our corporate charter also requires us to indemnify, to the extent allowed by New Jersey state corporate law, our directors and officers as well as directors and officers of our subsidiaries and other agents against certain liabilities and expenses incurred by them in carrying out their obligations.

Apollo Indemnification

In March 2009, the Company and affiliates of Apollo entered into an indemnification agreement. This agreement provides that the Company will indemnify affiliates of Apollo, and affiliates of Apollo will indemnify the Company, against any liabilities arising from actions brought by our respective insurance providers against the other as a result of claims paid on the Huntsman settlement. See Note 5 for additional information regarding indemnification provided by the Company to Apollo under the Management Consulting Agreement.

Warranties

The Company does not make express warranties on its products, other than that they comply with the Company’s specifications; therefore, the Company does not record a warranty liability. Adjustments for product quality claims are not material and are charged against net sales.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

7. Commitments and Contingencies

Environmental Matters

The Company’s operations involve the use, handling, processing, storage, transportation and disposal of hazardous materials. The Company is subject to extensive environmental regulation at the federal, state and local levels as well as foreign laws and regulations, and is therefore exposed to the risk of claims for environmental remediation or restoration. In addition, violations of environmental laws or permits may result in restrictions being imposed on operating activities, substantial fines, penalties, damages or other costs, any of which could have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Environmental Institution of Paraná IAP—On August 10, 2005, the Environmental Institute of Paraná (IAP), an environmental agency in the State of Paraná, provided Hexion Quimica Industria, the Company’s Brazilian subsidiary, with notice of an environmental assessment in the amount of 12 Brazilian reais. The assessment related to alleged environmental damages to the Paranagua Bay caused in November 2004 from an explosion on a shipping vessel carrying methanol purchased by the Company. The investigations performed by the public authorities have not identified any actions of the Company that contributed to or caused the accident. The Company responded to the assessment by filing a request to have it cancelled and by obtaining an injunction precluding execution of the assessment pending adjudication of the issue. In November 2010, the Court denied the Company’s request to cancel the assessment and lifted the injunction that had been issued. The Company responded to the ruling by filing an appeal in the State of Paraná Court of Appeals. In March 2012, the Company was informed that the Court of Appeals had denied the Company’s appeal. The Company continues to believe that the assessment is invalid, and on June 4, 2012 it filed appeals to the Superior Court of Justice and the Supreme Court of Brazil. The Company continues to believe it has strong defenses against the validity of the assessment, and does not believe that a loss is probable. At March 31, 2013, the amount of the assessment, including tax, penalties, monetary correction and interest, is 31 Brazilian reais, or approximately $15.

Hillsborough County—The Company is named in a lawsuit filed on July 12, 2004 in Hillsborough County, Florida Circuit Court, for an animal feed supplement processing site formerly operated by the Company and sold in 1980. The lawsuit is filed on behalf of multiple residents of Hillsborough County living near the site and it alleges various injuries from exposure to toxic chemicals. The Company does not have adequate information from which to estimate a potential range of liability, if any. The court dismissed a similar lawsuit brought on behalf of a class of plaintiffs in November 2005.

The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at March 31, 2013 and December 31, 2012:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	Low	High
Geismar, LA	1	1	$16	$17	$10	$24
Superfund and offsite landfills— allocated share:
Less than 1%	17	22	1	1	1	2
Equal to or greater than 1%	12	12	7	6	5	14
Currently-owned	13	13	7	7	5	13
Formerly-owned:
Remediation	11	11	5	2	5	15
Monitoring only	4	4	1	1	—	1

Total	58	63	$37	$34	$26	$69

These amounts include estimates for unasserted claims that the Company believes are probable of loss and reasonably estimable. The estimate of the range of reasonably possible costs is less certain than the estimates upon which the liabilities are based. To establish the upper end of a range, assumptions less favorable to the Company among the range of reasonably possible outcomes were used. As with any estimate, if facts or circumstances change, the final outcome could differ materially from these estimates. At March 31, 2013 and December 31, 2012, $10 and $9, respectively, has been included in “Other current liabilities” in the unaudited Condensed Consolidated Balance Sheets with the remaining amount included in “Other long-term liabilities.”

Following is a discussion of the Company’s environmental liabilities and the related assumptions at March 31, 2013:

Geismar, LA Site—The Company formerly owned a basic chemicals and polyvinyl chloride business that was taken public as Borden Chemicals and Plastics Operating Limited Partnership (“BCPOLP”) in 1987. The Company retained a 1% interest, the general partner interest and the liability for certain environmental matters after BCPOLP’s formation. Under a Settlement Agreement approved by the United States Bankruptcy Court for the District of Delaware among the Company, BCPOLP, the United States Environmental Protection Agency and the Louisiana Department of Environmental Quality, the Company agreed to perform certain of BCPOLP’s obligations for soil and groundwater contamination at BCPOLP’s Geismar, Louisiana site. The Company bears the sole responsibility for these obligations because there are no other potentially responsible parties (“PRP”) or third parties from whom the Company could seek reimbursement.

A groundwater pump and treat system to remove contaminants is operational, and natural attenuation studies are proceeding. If closure procedures and remediation systems prove to be inadequate, or if additional contamination is discovered, costs that would approach the higher end of the range of possible outcomes could result.

Due to the long-term nature of the project, the reliability of timing and the ability to estimate remediation payments, a portion of this liability was recorded at its net present value, assuming a 3% discount rate and a time period of 25 years. The range of possible outcomes is discounted in a similar manner. The undiscounted liability, which is expected to be paid over the next 25 years, is approximately $24. Over the next five years, the Company expects to make ratable payments totaling $6.

Superfund Sites and Offsite Landfills—The Company is currently involved in environmental remediation activities at a number of sites for which it has been notified that it is, or may be, a PRP under the United States Comprehensive Environmental Response, Compensation and Liability Act or similar state “superfund” laws. The Company anticipates approximately 50% of the estimated liability for these sites will be paid within the next five years, with the remainder over the next twenty-five years. The Company generally does not bear a significant level of responsibility for these sites, and as a result, has little control over the costs and timing of cash flows.

The Company’s ultimate liability will depend on many factors including its share of waste volume, the financial viability of other PRPs, the remediation methods and technology used, the amount of time necessary to accomplish remediation and the availability of insurance coverage. The range of possible outcomes takes into account the maturity of each project, resulting in a more narrow range as the project progresses. To estimate both its current reserves for environmental remediation at these sites and the possible range of additional costs, the Company has not assumed that it will bear the entire cost of remediation of every site to the exclusion of other known PRPs who may be jointly and severally liable. The Company has limited information to assess the viability of other PRPs and their probable contribution on a per site basis. The Company’s insurance provides very limited, if any, coverage for these environmental matters.

Sites Under Current Ownership—The Company is conducting environmental remediation at a number of locations that it currently owns, of which ten sites are no longer in operation. As the Company is performing a portion of the remediation on a voluntary basis, it has some control over the costs to be incurred and the timing of cash flows. The Company expects to pay approximately $5 of these liabilities within the next five years, with the remainder over the next ten years. The factors influencing the ultimate outcome include the methods of remediation elected, the conclusions and assessment of site studies remaining to be completed, and the time period required to complete the work. No other parties are responsible for remediation at these sites.

Formerly-Owned Sites—The Company is conducting, or has been identified as a PRP in connection with, environmental remediation at a number of locations that it formerly owned and/or operated. Remediation costs at these former sites, such as those associated with our former phosphate mining and processing operations, could be material. The final costs to the Company will depend on the method of remediation chosen and the level of participation of third parties.

Monitoring Only Sites—The Company is responsible for a number of sites that require monitoring where no additional remediation is expected. The Company has established reserves for costs related to these sites. Payment of these liabilities is anticipated to occur over the next ten or more years. The ultimate cost to the Company will be influenced by fluctuations in projected monitoring periods or by findings that are different than anticipated.

Indemnifications—In connection with the acquisition of certain of the Company’s operating businesses, the Company has been indemnified by the sellers against certain liabilities of the acquired businesses, including liabilities relating to both known and unknown environmental contamination arising prior to the date of the purchase. The indemnifications may be subject to certain exceptions and limitations, deductibles and indemnity caps. While it is reasonably possible that some costs could be incurred, except for those sites identified above, the Company has inadequate information to allow it to estimate a potential range of liability, if any.

Non-Environmental Legal Matters

The Company is involved in various legal proceedings in the ordinary course of business and had reserves of $22 at both March 31, 2013 and December 31, 2012, for all non-environmental legal defense costs incurred and settlement costs that it believes are probable and estimable. At both March 31, 2013 and December 31, 2012, $8 has been included in “Other current liabilities” in the unaudited Condensed Consolidated Balance Sheets with the remaining amount included in “Other long-term liabilities.”

Following is a discussion of significant non-environmental legal proceedings:

Brazil Tax Claim—On October 15, 2012, the Appellate Court for the State of Sao Paulo rendered a unanimous decision in favor of the Company on this claim, which has been pending since 1992. In 1992, the State of Sao Paulo Administrative Tax Bureau issued an assessment against the Company’s Brazilian subsidiary claiming that excise taxes were owed on certain intercompany loans made for centralized cash management purposes. These loans and other internal flows of funds were characterized by the Tax Bureau as intercompany sales. Since that time, management and the Tax Bureau have held discussions and the Company filed an administrative appeal seeking cancellation of the assessment. The Administrative Court upheld the assessment in December 2001. In 2002, the Company filed a second appeal with the highest-level Administrative Court, again seeking cancellation of the assessment. In February 2007, the highest-level Administrative Court upheld the assessment. The Company requested a review of this decision. On April 23, 2008, the Brazilian Administrative Tax Tribunal issued its final decision upholding the assessment against the Company. The Company filed an Annulment action in the Brazilian Judicial Courts in May 2008 along with a request for an injunction to suspend the tax collection. The injunction was granted upon the Company pledging certain properties and assets in Brazil during the pendency of the Annulment action in lieu of depositing an amount equivalent to the assessment with the Court. In September 2010, in the Company’s favor, the Court adopted its appointed expert’s report finding that the transactions in question were intercompany loans and other legal transactions. The State Tax Bureau appealed this decision in December 2010, and the Appellate Court ruled in the Company’s favor on October 15, 2012, as described above. On January 7, 2013, the State Tax Bureau appealed the decision to the Superior Court of Justice. The Company has replied to the appeal, and continues to believe that a loss contingency is not probable. At March 31, 2013, the amount of the assessment, including tax, penalties, monetary correction and interest, is 70 Brazilian reais, or approximately $35.

Other Legal Matters—The Company is involved in various other product liability, commercial and employment litigation, personal injury, property damage and other legal proceedings in addition to those described above, including actions that allege harm caused by products the Company has allegedly made or used, containing silica, vinyl chloride monomer and asbestos. The Company believes it has adequate reserves and that it is not reasonably possible that a loss exceeding amounts already reserved would be material. Furthermore, the Company has insurance to cover claims of these types.

11. Commitments and Contingencies

Environmental Matters

The Company’s operations involve the use, handling, processing, storage, transportation and disposal of hazardous materials. The Company is subject to extensive environmental regulation at the federal, state and local levels as well as foreign laws and regulations, and is therefore exposed to the risk of claims for environmental remediation or restoration. In addition, violations of environmental laws or permits may result in restrictions being imposed on operating activities, substantial fines, penalties, damages or other costs, any of which could have a material adverse effect on the Company’s business, financial condition, results of operations or cash flows.

Environmental Institution of Paraná IAP—On August 10, 2005, the Environmental Institute of Paraná (IAP), an environmental agency in the State of Paraná, provided Hexion Quimica Industria, the Company’s Brazilian subsidiary, with notice of an environmental assessment in the amount of 12 Brazilian reais. The assessment related to alleged environmental damages to the Paranagua Bay caused in November 2004 from an explosion on a shipping vessel carrying methanol purchased by the Company. The investigations performed by the public authorities have not identified any actions of the Company that contributed to or caused the accident. The Company responded to the assessment by filing a request to have it cancelled and by obtaining an injunction precluding execution of the assessment pending adjudication of the issue. In November 2010, the Court denied the Company’s request to cancel the assessment and lifted the injunction that had been issued. The Company responded to the ruling by filing an appeal in the State of Paraná Court of Appeals. In March 2012, the Company was informed that the Court of Appeals had denied the Company’s appeal. The Company continues to believe that the assessment is invalid, and on June 4, 2012 it filed appeals to the Superior Court of Justice and the Supreme Court of Brazil. The Company continues to believe it has strong defenses against the validity of the assessment, and does not believe that a loss is probable. At December 31, 2012, the amount of the assessment, including tax, penalties, monetary correction and interest, is 30 Brazilian reais, or approximately $14.

Hillsborough County—The Company is named in a lawsuit filed on July 12, 2004 in Hillsborough County, Florida Circuit Court, for an animal feed supplement processing site formerly operated by the Company and sold in 1980. The lawsuit is filed on behalf of multiple residents of Hillsborough County living near the site and it alleges various injuries from exposure to toxic chemicals. The Company does not have adequate information from which to estimate a potential range of liability, if any. The court dismissed a similar lawsuit brought on behalf of a class of plaintiffs in November 2005.

The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at December 31, 2012 and 2011:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011	Low	High
Geismar, LA	1	1	$17	$17	$10	$24
Superfund and offsite landfills—allocated share:
Less than 1%	22	31	1	1	1	2
Equal to or greater than 1%	12	12	6	7	5	13
Currently-owned	13	12	7	5	5	13
Formerly-owned:
Remediation	11	10	2	1	2	15
Monitoring only	4	5	1	1	—	1

Total	63	71	$34	$32	$23	$68

These amounts include estimates for unasserted claims that the Company believes are probable of loss and reasonably estimable. The estimate of the range of reasonably possible costs is less certain than the estimates upon which the liabilities are based. To establish the upper end of a range, assumptions less favorable to the Company among the range of reasonably possible outcomes were used. As with any estimate, if facts or circumstances change, the final outcome could differ materially from these estimates. At December 31, 2012 and 2011, $9 and $6, respectively, has been included in “Other current liabilities” in the Consolidated Balance Sheets with the remaining amount included in “Other long-term liabilities.”

Following is a discussion of the Company’s environmental liabilities and the related assumptions at December 31, 2012:

Geismar, LA Site—The Company formerly owned a basic chemicals and polyvinyl chloride business that was taken public as Borden Chemicals and Plastics Operating Limited Partnership (“BCPOLP”) in 1987. The Company retained a 1% interest, the general partner interest and the liability for certain environmental matters after BCPOLP’s formation. Under a Settlement Agreement approved by the United States Bankruptcy Court for the District of Delaware among the Company, BCPOLP, the United States Environmental Protection Agency and the Louisiana Department of Environmental Quality, the Company agreed to perform certain of BCPOLP’s obligations for soil and groundwater contamination at BCPOLP’s Geismar, Louisiana site. The Company bears the sole responsibility for these obligations because there are no other potentially responsible parties (“PRP”) or third parties from whom the Company could seek reimbursement.

A groundwater pump and treat system to remove contaminants is operational, and natural attenuation studies are proceeding. If closure procedures and remediation systems prove to be inadequate, or if additional contamination is discovered, costs that would approach the higher end of the range of possible outcomes could result.

Due to the long-term nature of the project, the reliability of timing and the ability to estimate remediation payments, a portion of this liability was recorded at its net present value, assuming a 3% discount rate and a time period of 25 years. The range of possible outcomes is discounted in a similar manner. The undiscounted liability, which is expected to be paid over the next 25 years, is approximately $24. Over the next five years, the Company expects to make ratable payments totaling $6.

Superfund Sites and Offsite Landfills—The Company is currently involved in environmental remediation activities at a number of sites for which it has been notified that it is, or may be, a PRP under the United States Comprehensive Environmental Response, Compensation and Liability Act or similar state “superfund” laws. The Company anticipates approximately 50% of the estimated liability for these sites will be paid within the next five years, with the remainder over the next twenty-five years. The Company generally does not bear a significant level of responsibility for these sites, and as a result, has little control over the costs and timing of cash flows.

The Company’s ultimate liability will depend on many factors including its share of waste volume, the financial viability of other PRPs, the remediation methods and technology used, the amount of time necessary to accomplish remediation and the availability of insurance coverage. The range of possible outcomes takes into account the maturity of each project, resulting in a more narrow range as the project progresses. To estimate both its current reserves for environmental remediation at these sites and the possible range of additional costs, the Company has not assumed that it will bear the entire cost of remediation of every site to the exclusion of other known PRPs who may be jointly and severally liable. The Company has limited information to assess the viability of other PRPs and their probable contribution on a per site basis. The Company’s insurance provides very limited, if any, coverage for these environmental matters.

Sites Under Current Ownership—The Company is conducting environmental remediation at a number of locations that it currently owns, of which ten sites are no longer in operation. As the Company is performing a portion of the remediation on a voluntary basis, it has some control over the costs to be incurred and the timing of cash flows. The Company expects to pay approximately $5 of these liabilities within the next five years, with the remainder over the next ten years. The factors influencing the ultimate outcome include the methods of remediation elected, the conclusions and assessment of site studies remaining to be completed, and the time period required to complete the work. No other parties are responsible for remediation at these sites.

Formerly-Owned Sites—The Company is conducting, or has been identified as a PRP in connection with, environmental remediation at a number of locations that it formerly owned and/or operated. Remediation costs at these former sites, such as those associated with our former phosphate mining and processing operations, could be material. The final costs to the Company will depend on the method of remediation chosen and the level of participation of third parties.

Monitoring Only Sites—The Company is responsible for a number of sites that require monitoring where no additional remediation is expected. The Company has established reserves for costs related to these sites. Payment of these liabilities is anticipated to occur over the next ten or more years. The ultimate cost to the Company will be influenced by fluctuations in projected monitoring periods or by findings that are different than anticipated.

Indemnifications—In connection with the acquisition of certain of the Company’s operating businesses, the Company has been indemnified by the sellers against certain liabilities of the acquired businesses, including liabilities relating to both known and unknown environmental contamination arising prior to the date of the purchase. The indemnifications may be subject to certain exceptions and limitations, deductibles and indemnity caps. While it is reasonably possible that some costs could be incurred, except for those sites identified above, the Company has inadequate information to allow it to estimate a potential range of liability, if any.

Non-Environmental Legal Matters

The Company is involved in various legal proceedings in the ordinary course of business and had reserves of $22 and $7 at December 31, 2012 and 2011, respectively, for all non-environmental legal defense costs incurred and settlement costs that it believes are probable and estimable. At December 31, 2012 and 2011, $8 and $3, respectively, has been included in “Other current liabilities” in the Consolidated Balance Sheets with the remaining amount included in “Other long-term liabilities.”

Following is a discussion of significant non-environmental legal proceedings:

Brazil Tax Claim—On October 15, 2012, the Appellate Court for the State of Sao Paulo rendered a unanimous decision in favor of the Company on this claim, which has been pending since 1992. In 1992, the State of Sao Paulo Administrative Tax Bureau issued an assessment against the Company’s Brazilian subsidiary claiming that excise taxes were owed on certain intercompany loans made for centralized cash management purposes. These loans and other internal flows of funds were characterized by the Tax Bureau as intercompany sales. Since that time, management and the Tax Bureau have held discussions and the Company filed an administrative appeal seeking cancellation of the assessment. The Administrative Court upheld the assessment in December 2001. In 2002, the Company filed a second appeal with the highest-level Administrative Court, again seeking cancellation of the assessment. In February 2007, the highest-level Administrative Court upheld the assessment. The Company requested a review of this decision. On April 23, 2008, the Brazilian Administrative Tax Tribunal issued its final decision upholding the assessment against the Company. The Company filed an Annulment action in the Brazilian Judicial Courts in May 2008 along with a request for an injunction to suspend the tax collection. The injunction was granted upon the Company pledging certain properties and assets in Brazil during the pendency of the Annulment action in lieu of depositing an amount equivalent to the assessment with the Court. In September 2010, in the Company’s favor, the Court adopted its appointed expert’s report finding that the transactions in question were intercompany loans and other legal transactions. The State Tax Bureau appealed this decision in December 2010, and the Appellate Court ruled in the Company’s favor on October 15, 2012, as described above. On January 7, 2013, the State Tax Bureau appealed the decision to the Superior Court of Justice. The Company has replied to the appeal, and continues to believe that a loss contingency is not probable. At December 31, 2012, the amount of the assessment, including tax, penalties, monetary correction and interest, is 70 Brazilian reais, or approximately $34.

Other Legal Matters—The Company is involved in various other product liability, commercial and employment litigation, personal injury, property damage and other legal proceedings in addition to those described above, including actions that allege harm caused by products the Company has allegedly made or used, containing silica, vinyl chloride monomer and asbestos. The Company believes it has adequate reserves and that it is not reasonably possible that a loss exceeding amounts already reserved would be material. Furthermore, the Company has insurance to cover claims of these types.

Other Commitments and Contingencies

The Company has entered into contractual agreements with third parties for the supply of site services, utilities, materials and facilities and for operation and maintenance services necessary to operate certain of the Company’s facilities on a stand-alone basis. The duration of the contracts range from less than one year to 20 years, depending on the nature of services. These contracts may be terminated by either party under certain conditions as provided for in the respective agreements; generally, 90 days notice is required for short-term contracts and three years notice is required for longer-term contracts (generally those contracts in excess of five years). Contractual pricing generally includes a fixed and variable component.

In addition, the Company has entered into contractual agreements with third parties to purchase feedstocks or other services. The terms of these agreements vary from one to ten years and may be extended at the Company’s request and are cancelable by either party as provided for in each agreement. Feedstock prices are based on market prices less negotiated volume discounts or cost input formulas. The Company is required to make minimum annual payments under these contracts as follows:

Year	Minimum Annual Purchase Commitments
2013	$278
2014	92
2015	64
2016	49
2017	48
2018 and beyond	235

Total minimum payments	766
Less: Amount representing interest	(43)

Present value of minimum payments	$723

Customer Contract Termination

In 2011, the Company agreed to terminate an operator contract (the “Contract”) with a customer in response to the customer’s desire to restructure certain of its manufacturing capacity. The customer agreed to pay the Company a one-time compensation payment of €16, or approximately $23, which the Company has since collected. The compensation payment represents a contract termination penalty and payment for all unpaid minimum obligations incurred by the customer to date under the Contract. The Company recorded a net gain of $21 for the year ended December 31, 2011 related to the termination of the Contract, which represents the full compensation payment, net of the Company’s estimated cost to disable the related manufacturing assets. The amount is recorded in “Other operating expense (income), net” in the Consolidated Statements of Operations.

Pension and Postretirement Expense	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Pension and Postretirement Expense

8. Pension and Postretirement Expense

Following are the components of net pension and postretirement expense (benefit) recognized by the Company for the three months ended March 31, 2013 and 2012:

	Pension Benefits				Non-Pension Postretirement Benefits
	Three Months Ended March 31,				Three Months Ended March 31,
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Service cost	$1	$4	$1	$2	$—	$—	$—	$—
Interest cost on projected benefit obligation	3	4	3	4	—	—	—	—
Expected return on assets	(4)	(2)	(4)	(3)	—	—	—	—
Amortization of prior service cost (benefit)	—	—	2	—	—	—	(2)	—
Amortization of actuarial loss	2	2	—	—	—	—	—	—

Net expense (benefit)	$2	$8	$2	$3	$—	$—	$(2)	$—

12. Pension and Postretirement Expense

The Company sponsors defined benefit pension plans covering most U.S. associates and certain non-U.S. associates primarily in Canada, Netherlands, Germany, France and Belgium. Benefits under these plans are generally based on eligible compensation and / or years of credited service. Retirement benefits in other foreign locations are primarily structured as defined contribution plans. During 2009 the Company implemented a change in its U.S. retirement benefits to shift to a defined contribution platform and completed this transition as of January 1, 2011. Benefits under the defined benefit U.S. pension plan were frozen and the Company added an annual Company contribution to the U.S. defined contribution plan for eligible participants.

The Company also provides non-pension postretirement benefit plans to certain U.S. associates, to Canadian associates and to certain associates in the Netherlands. The U.S. benefit primarily consists of a life insurance benefit for a grandfathered group of retirees, for which the premiums are paid by the Company. In addition, some US retirees are eligible to participate in the medical plans offered to active associates; however, the retirees’ cost for this coverage depends on the maximum plan benefit and the retiree premium, which is equal to 175% of the active associate premium. The Canadian plans provide retirees and their dependents with medical and life insurance benefits, which are supplemental benefits to the respective provincial healthcare plan in Canada. The Netherlands’ plan provides a lump sum payment at retirement for grandfathered associates.

The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$286	$318	$278	$308	$14	$6	$13	$6
Service cost	3	8	2	8	—	1	—	—
Interest cost	12	17	14	17	1	—	1	—
Actuarial losses	25	143	14	3	—	2	1	—
Foreign currency exchange rate changes	—	6	—	(11)	—	—	—	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Plan amendments	2	—	—	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—

Benefit obligation at end of year	309	484	286	318	15	9	14	6
Change in Plan Assets
Fair value of plan assets at beginning of year	200	231	207	201	—	—	—	—
Actual return on plan assets	25	36	—	25	—	—	—	—
Foreign currency exchange rate changes	—	5	—	(9)	—	—	—	—
Employer contributions	19	14	15	21	—	1	1	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Employee contributions	—	1	—	1	—	—	—	—

Fair value of plan assets at end of year	225	278	200	231	—	1	—	—

Funded status of the plan at end of year	$(84)	$(206)	$(86)	$(87)	$(15)	$(8)	$(14)	$(6)

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Noncurrent assets	$—	$—	$—	$35	$—	$—	$—	$—
Other current liabilities	—	(3)	—	(4)	(1)	—	(1)	—
Long-term pension and post employment benefit obligations	(84)	(203)	(86)	(118)	(14)	(8)	(13)	(6)
Accumulated other comprehensive loss (income)	164	103	157	8	(9)	1	(13)	(1)

Net amounts recognized	$80	$(103)	$71	$(79)	$(24)	$(7)	$(27)	$(7)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial loss (gain)	$167	$119	$157	$1	$(4)	$1	$(4)	$(1)
Net prior service cost (benefit)	2	4	—	5	(2)	—	(9)	—
Deferred income taxes	(5)	(20)	—	2	(3)	—	—	—

Net amounts recognized	$164	$103	$157	$8	$(9)	$1	$(13)	$(1)
Accumulated benefit obligation	$309	$459	$286	$300
Accumulated benefit obligation for funded plans	307	304	284	190
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$309	$485	$284	$128
Aggregate accumulated benefit obligation	309	459	284	122
Aggregate fair value of plan assets	225	278	200	8
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$309	$485	$286	$135
Aggregate fair value of plan assets	225	278	200	14

For U.S. pension plans, the net accumulated unrecognized losses increased by approximately $7 due to additional unrecognized actuarial losses of $12, net of tax, as a result of the decrease in the discount rate at December 31, 2012 and $2 relating to a U.S. plan amendment to establish a minimum interest crediting rate of 300 basis points for the cash balance benefits under the Plan. These increases were partially offset by favorable asset experience and amortization of actuarial losses of $7. The net accumulated unrecognized actuarial losses relating to the Non-U.S. pension plans were increased by $95, net of tax, due to additional unrecognized actuarial losses of $96 as a result of the decrease in the discount rate at December 31, 2012 and unfavorable asset experience, but was partially offset by the amortization of prior service cost of $1.

The foreign currency impact reflected in these rollforward tables are primarily for changes in the euro versus the U.S. dollar.

The Pension Protection Act of 2006 (the “2006 PPA”) provides for minimum funding levels on U.S. plans, and plans not meeting the minimum funding requirement may be subject to certain restrictions. During 2012, 2011 and 2010, the Company’s U.S. qualified pension plan was under the minimum funding level as measured under the 2006 PPA, resulting in restrictions on lump sum payments to 50%.

Following are the components of net pension and postretirement expense recognized for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$3	$2	$3	$8	$8	$8
Interest cost on projected benefit obligation	12	14	15	17	17	15
Expected return on assets	(16)	(17)	(16)	(13)	(12)	(11)
Amortization of prior service cost	—	—	—	1	1	—
Recognized actuarial loss	8	7	8	—	—	1

Net expense	$7	$6	$10	$13	$14	$13

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$—	$1	$—	$—
Interest cost on projected benefit obligation	1	1	1	—	—	—
Amortization of prior service benefit	(8)	(10)	(11)	—	—	—
Recognized actuarial gain	—	(1)	—	(1)	—	—

Net benefit	$(7)	$(10)	$(10)	$—	$—	$—

The following amounts were recognized in “Other comprehensive loss” during the year ended December 31, 2012:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial losses arising during the year	$17	$118	$—	$1	$17	$119
Prior service cost from plan amendments	2	—	—	—	2	—
Amortization of prior service (cost) benefit	—	(1)	7	—	7	(1)
Amortization of net (losses) gains	(7)	—	—	1	(7)	1

Loss recognized in other comprehensive loss	12	117	7	2	19	119
Deferred income taxes	(5)	(22)	(3)	—	(8)	(22)

Loss recognized in other comprehensive loss, net of tax	$7	$95	$4	$2	$11	$97

The amounts in “Accumulated other comprehensive (loss) income” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service cost (benefit)	$—	$2	$(1)	$—	$(1)	$2
Net actuarial loss (gain)	10	10	(1)	—	9	10

Determination of Actuarial Assumptions

The Company’s actuarial assumptions are determined based on the demographics of the population, target asset allocations for funded plans, regional economic trends, statutory requirements and other factors that could impact the benefit obligation and plan assets. For our European plans, these assumptions are set by country, as the plans within these countries have similar demographics, and are impacted by the same regional economic trends and statutory requirements.

The discount rates selected reflect the rate at which pension obligations could be effectively settled. The Company selects the discount rates based on cash flow models using the yields of high-grade corporate bonds or the local equivalent with maturities consistent with the Company’s anticipated cash flow projections.

The expected rates of future compensation level increases are based on salary and wage trends in the chemical and other similar industries, as well as the Company’s specific long-term compensation targets by country. Input is obtained from the Company’s internal Human Resources group and from outside actuaries. These rates include components for wage rate inflation and merit increases.

The expected long-term rates of return on plan assets are determined based on the plans’ current and projected asset mix. To determine the expected overall long-term rate of return on assets, the Company takes into account the rates on long-term debt investments held within the portfolio, as well as expected trends in the equity markets, for plans including equity securities. Peer data and historical returns are reviewed and the Company consults with its actuaries, as well as investment professionals, to confirm that the Company’s assumptions are reasonable.

The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	3.5%	3.5%	4.4%	5.6%	3.3%	4.3%	4.2%	5.4%
Rate of increase in future compensation levels	—	3.0%	—	3.3%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.5%	6.7%	7.7%	7.1%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2030	2030	2029	2030

The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.4%	5.1%	5.7%	5.6%	5.5%	5.5%
Rate of increase in future compensation levels	—	—	4.0%	3.3%	3.3%	3.3%
Expected long-term rate of return on plan assets	8.0%	8.0%	8.0%	5.8%	5.8%	5.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	4.9%	5.4%	5.4%	5.6%	6.3%

A one-percentage-point change in the assumed health care cost trend rates would change the projected benefit obligation for international non-pension postretirement benefits by $1 and service cost and interest cost by a negligible amount. The impact on U.S. plans is negligible.

Pension Investment Policies and Strategies

The Company’s investment strategy for the assets of its North American defined benefit pension plans is to maximize the long-term return on plan assets using a mix of equities and fixed income investments with a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and expected timing of future cash flow requirements. The investment portfolio contains a diversified blend of equity and fixed-income investments. For U.S. plans, equity investments are also diversified across U.S. and international stocks, as well as growth, value and small and large capitalization investments, while the Company’s Canadian plan includes a blend of Canadian securities with U.S. and other foreign investments. Investment risk and performance is measured and monitored on an ongoing basis through periodic investment portfolio reviews, annual liability measurements and periodic asset and liability studies.

The Company periodically reviews its target allocation of North American plan assets among the various asset classes. The targeted allocations are based on anticipated asset performance, discussions with investment professionals and on the projected timing of future benefit payments. In 2012 the U.S. Asset Investment Policy was updated to reflect an update in the Company’s investment strategy to invest in long-term debt securities that more closely match the projected future cash flows of the Plan.

The Company observes local regulations and customs governing its European pension plans in determining asset allocations, which generally require a blended weight leaning toward more fixed income securities, including government bonds.

	Actual		Target 2013
	2012	2011
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	39%	54%	40%
Debt securities	60%	45%	50%
Cash, short-term investments and other	1%	1%	10%

Total	100%	100%	100%

Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	19%	9%	21%
Debt securities	81%	91%	79%

Total	100%	100%	100%

Fair Value of Plan Assets

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of inputs that may be used to measure fair value:

•	Level 1: Inputs are quoted prices (unadjusted) for identical assets or liabilities in active markets.

•

Level 2: Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reported date. Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.

•

Level 3: Unobservable inputs that are supported by little or no market activity and are developed based on the best information available in the circumstances. For example, inputs derived through extrapolation or interpolation that cannot be corroborated by observable market data.

The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total
Large cap equity funds (a)	$—	$56	$—	$56	$—	$75	$—	$75
Small/mid cap equity funds (a)	—	17	—	17	—	17	—	17
Other international equity (a)	—	39	—	39	—	17	—	17
Debt securities/fixed income (b)	—	111	—	111	—	89	—	89
Cash, money market and other (c)	—	2	—	2	—	2	—	2

Total	$—	$225	$—	$225	$—	$200	$—	$200

The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total
U.S. equity (a)	$—	$—	$—	$—	$—	$15	$—	$15
Other international equity (a)	—	51	—	51	—	4	—	4
Debt securities/fixed income (a)	—	211	—	211	—	136	—	136
Liability driven investments (b)(d)	—	—	—	—	—	62	—	62
Balanced pooled funds (a)(e)	—	11	—	11	—	8	—	8
Pooled insurance products with fixed income guarantee (a)	—	5	—	5	—	6	—	6

Total	$—	$278	$—	$278	$—	$231	$—	$231

(a)	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
(b)	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
(c)	Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.
(d)

Liability driven investments consist of a series of funds designed to provide returns matched to expected future cash flows, and include approximately 70% investments in fixed income securities targeting returns in line with 3-month euribor in the medium term, and 30% swaps, with an underlying portfolio of bonds and cash to counterbalance changes in the value of the swaps.

(e)	The fund provides a mix of approximately 60% equity and 40% fixed income securities that achieves the target asset mix for the plan.

Projections of Plan Contributions and Benefit Payments

The Company expects to make contributions totaling $22 to its defined benefit pension plans in 2013.

Estimated future plan benefit payments as of December 31, 2012 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2013	$21	$9	$1	$—
2014	21	10	1	—
2015	20	11	1	—
2016	19	12	1	—
2017	29	12	1	—
2018-2022	84	83	5	2

The Company has a U.S. defined benefit pension plan that was converted to a cash balance plan prior to 2006. Under the 2006 Pension Protection Act, cash balance plans are generally not considered to be discriminatory if certain requirements are met; however, plans converted prior to the effective date of the 2006 Pension Protection Act, such as the Company’s, are not grandfathered under the Act. During 2010, the Company received a letter of determination that the plan as converted is a qualified plan.

Defined Contribution Plans

The Company sponsors a number of defined contribution plans for its associates, primarily in the U.S., Canada, Europe and in the Asia-Pacific region. Full-time associates are generally eligible to participate immediately and may make pre-tax and after-tax contributions subject to plan and statutory limitations. For certain plans, the Company has the option to make contributions above the match provided in the plan based on financial performance.

As previously discussed, U.S retirement income benefits are provided under the Company’s defined contribution plan (the “401(k) Plan”). This plan allows eligible associates to make pre-tax contributions from 1% to 15% of eligible earnings for highly compensated associates and 25% for all other associates up to the federal limits for qualified plans. Those associates are also eligible to receive matching contributions from the Company at 100% on contributions of up to 5% of eligible earnings. In addition, the Company makes an annual retirement contribution ranging from 2% to 7% of eligible compensation depending on years of benefit service and collective bargaining agreements, to eligible associates actively employed on the last day of the year. An additional contribution may be made if the Company achieves specified annual financial goals established at the beginning of each plan year.

The Company incurred expense for contributions under its defined contribution plans of $16, $14 and $14 during the years ended December 31, 2012, 2011 and 2010, respectively.

Non-Qualified and Other Retirement Benefit Plans

The Company provides key executives in some locations with non-qualified benefit plans that provide participants with an opportunity to elect to defer compensation or to otherwise provide supplemental retirement benefits in cases where executives cannot fully participate in the defined benefit or defined contribution plans because of plan or local statutory limitations. Most of the Company’s supplemental benefit plans are unfunded and benefits are paid from the general assets of the Company. The liabilities related to defined benefit supplemental benefits are included in the previously discussed defined benefit pension disclosures.

The Company froze benefits under its U.S. non-qualified executive supplemental plans in 2009. Prior to the plan freeze, participant deferrals were matched by the Company based on years of service. In December of 2011, the Company adopted a non-qualified defined contribution plan (the “SERP”) that provides an annual employer credits to eligible U.S. associates of 5% of eligible compensation above the IRS limit for qualified plans. The Company can also make discretionary credits under the SERP; however, no participant contributions are permitted. The account credits are made annually to an unfunded phantom account, in the same timeframe as the ARC contribution is made to the qualified defined contribution plan.

The Company’s liability these non-qualified benefit plans was $7 and $8 at December 31, 2012 and 2011, respectively, and is included in “Other long-term liabilities” in the Consolidated Balance Sheets.

The Company’s German subsidiaries offer a government subsidized early retirement program to eligible associates called Altersteilzeit or ATZ Plans. The German government provides a subsidy in certain cases where the participant is replaced with a qualifying candidate. The Company had liabilities for these arrangements of $7 and $8 at December 31, 2012 and 2011, respectively. The Company incurred expense for these plans of $1, $3 and $4 during the years ended December 31, 2012, 2011 and 2010, respectively.

Also included in the Consolidated Balance Sheets at December 31, 2012 and 2011 are other post-employment benefit obligations relating to long-term disability and for liabilities relating to European jubilee benefit plans of $7 and $8, respectively.

Deficit	12 Months Ended
Dec. 31, 2012
Deficit

13. Deficit

The Company has 82,556,847 shares of $0.01 par value common stock outstanding at December 31, 2012.

As of December 31, 2012, the Company has recognized a non-cash capital contribution of $218 related to the $225 advance from Apollo that was made in 2008 to fund the settlement payment related to the terminated merger with Huntsman. Under the provisions of the settlement agreement and release with Apollo, the Company was only contractually obligated to reimburse Apollo for any insurance recoveries on the $225 settlement payment, net of expense incurred in obtaining such recoveries. In April 2012, the Company agreed to a settlement with its insurers to recover $10 in proceeds associated with the $225 settlement payment made to Huntsman in 2008. The Company recorded the settlement net of approximately $2 of fees related to the settlement. Additionally, the Company received approximately $1 for reimbursement of expenses incurred in obtaining the recoveries. The remaining $7 of the insurance settlement was remitted to Apollo. Following receipt of the settlement payment, Apollo acknowledged the satisfaction of the Company’s obligations to Apollo, and the remaining $218 of the advance, which was previously classified as a long-term liability, was reclassified to equity as a capital contribution from Apollo.

In conjunction with the Preferred Equity Issuance, Momentive Holdings contributed $189 of the proceeds from the Preferred Equity Issuance to MSC Holdings and MSC Holdings contributed the amount to the Company. The remaining $16 was being held in a reserve account at December 31, 2011 by Momentive Holdings to redeem any additional preferred units from Apollo equal to the aggregate number of preferred units and warrants subscribed for by all other members of Momentive Holdings. As of December 31, 2011, the Company had recognized a capital contribution of $204, representing the total proceeds from the Preferred Equity Issuance, less related fees and expenses, of which $16 was recorded as a receivable within “Other current assets” in the Consolidated Balance Sheets as of December 31, 2011, as Momentive Holdings was obligated to contribute the remaining $16 to the Company. In January 2012, the remaining $16 of proceeds held in the reserve account were contributed to the Company.

For the year ended December 31, 2010, the Company’s owner received insurance recoveries of $163, related to a $200 settlement payment paid by the Company’s owner in conjunction with the settlement agreement with Huntsman, which had been treated as an expense of the Company in 2008. These recoveries were recorded as income by the Company for the year ended December 31, 2010, with the corresponding debit to “Paid-in capital.” As of December 31, 2010, the Company’s owner had recovered the $200 settlement payment in full.

Share Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Share Based Compensation

10. Share Based Compensation

On March 8, 2013, the Compensation Committee of the Board of Managers of Momentive Holdings approved grants of unit options and restricted deferred units under the Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan (the “2011 Equity Plan”). The unit options are rights to purchase common units of Momentive Holdings at a fixed price. The restricted deferred units are rights to receive a common unit of Momentive Holdings. The awards contain restrictions on transferability and other typical terms and conditions.

The following is a summary of key terms of the stock-based awards granted to MSC employees under the 2011 Equity Plan on March 8, 2013:

Award	Units Granted	Vesting Terms	Option/Unit Term
Unit Options	3,971,667	Time-vest ratably over 4 years; Accelerated vesting six months after a change of control event as defined by the 2011 Equity Plan	10 years

Restricted Deferred Units (“RDUs”)	3,136,150	Performance-based: Vest upon the earlier of 1) one year from the achievement of the targeted common unit value and a realization event or 2) six months from the achievement of the targeted common unit value and a change in control event, as such terms are defined by the 2011 Equity Plan	N/A

Unit Options

On March 8, 2013, the Company granted Unit Options with an aggregate grant date fair value of approximately $2. The fair value was estimated at the grant date using a Monte Carlo valuation method. The Monte Carlo valuation method requires the use of a range of assumptions. The range of risk-free interest rates was 0.11% to 2.06%, expected volatility rates ranged from 28.1% to 35.5% and the dividend rate was 0%. The expected life assumption is not used in the Monte Carlo valuation method, but the output of the model indicated a weighted-average expected life of 6.2 years.

Restricted Deferred Units

On March 8, 2013, the Company granted RDUs with performance and market conditions with an aggregate grant date fair value of approximately $4. The fair value was estimated at the grant date using the same Monte Carlo valuation method and assumptions used for the Unit Options. The RDUs have an indefinite life, thus the term used in the valuation model was 30 years, which resulted in a weighted-average expected life of 22 years. As of March 31, 2013, it is not probable the related RDUs will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Although the 2011 Equity Plan, under which the above awards were granted, was issued by Momentive Holdings, the underlying compensation cost represents compensation costs paid for by Momentive Holdings on MSC’s behalf, as a result of the employees’ services to MSC. All compensation cost is recorded over the requisite service period on a graded-vesting basis.

14. Stock Option Plans and Stock Based Compensation

The following is a summary of existing stock based compensation plans and outstanding shares as of December 31, 2012:

Plan Name	Shares Outstanding	Plan Expiration	Vesting Terms/Status	Option Term	Number of Shares Authorized
Resolution Performance 2000 Stock Option Plan		November 2010		8 yrs 30 days(1)	n/a plan expired
Tranche A options	21,844		Fully vested
Tranche B performance options	43,731		Fully vested
Resolution Performance 2000 Non-Employee Directors Option Plan	302,433	November 2010	Fully vested	8 yrs 30 days(2)	n/a plan expired
Resolution Specialty Materials 2004 Stock Option Plan		October 2014		8 yrs 30 days(3)	1,027,197
Tranche A options	23,775		Fully vested
Tranche B performance options	47,552		Fully vested
Director options	142,664		Fully vested
BHI Acquisition Corp. 2004 Stock Incentive Plan		August 2014		10 years(4)	3,670,635
Tranche A options	891,279		Fully vested
Tranche B performance options	891,279		Fully vested
Director options	84,423		Director grants vest upon IPO / change in control
Director options	28,141		Fully vested
Hexion LLC 2007 Long-Term Incentive Plan		April 2017			1,700,000
Options to purchase units	385,500		Vest upon attainment of performance targets upon change in control	8 years(5)
Restricted stock units	94,000		Fully vested	n/a
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan		February 2021		10 years	20,800,000	(9)
Unit Options and Restricted Deferred Units (“RDUs”):
Tranche A Options and RDUs (6)	Options: 2,725,082 RDUs: 918,975		Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions as defined by the 2011 Equity Plan
Tranche B Options and RDUs (7)	Options: 1,362,533 RDUs: 454,172		Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Tranche C Options and RDUs (8)	Options: 1,362,533 RDUs: 454,172		Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

(1)	63,679 Options granted between November 2000 and January 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(2)	302,433 Options granted between November 2000 and November 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(3)	213,991 Options granted between October 2004 and December 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(4)	1,895,122 Options granted between August 2004 and October 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(5)	381,500 Options granted in April 2007 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(6)	527,028 Tranche A Options and 181,830 Tranche A RDUs related to employees of MPM were also outstanding as of December 31, 2012
(7)	261,737 Tranche B Options and 87,247 Tranche B RDUs related to employees of MPM were also outstanding as of December 31, 2012
(8)	261,737 Tranche C Options and 87,247 Tranche C RDUs related to employees of MPM were also outstanding as of December 31, 2012
(9)	The number of shares authorized under this plan was increased from 13,900,000 to 20,800,000 in March 2013

Summary of Plans

Legacy Plans

Prior to the Momentive Combination, the Company’s parent maintained six stock-based compensation plans: the Resolution Performance 2000 Stock Option Plan (the “Resolution Performance Plan”), the Resolution Performance 2000 Non-Employee Directors Option Plan (the “Resolution Performance Director Plan”), the Resolution Performance Restricted Unit Plan (the “Resolution Performance Unit Plan”), the Resolution Specialty 2004 Stock Option Plan (the “Resolution Specialty Plan”), the BHI Acquisition 2004 Stock Incentive Plan (the “Borden Chemical Plan”) and the 2007 Hexion LLC 2007 Long-Term Incentive Plan. In addition to these plans, the Company’s parent maintains a stock-based deferred compensation plan, which is discussed below. The options granted under each of the option plans were to purchase common units in MSC Holdings. Effective October 1, 2010, in conjunction with the Momentive Combination, stock options to purchase common units in MSC Holdings that were granted to our Directors and those granted under the Resolution Performance 2000 Stock Option Plan, the Resolution Performance 2000 Non-Employee Directors Option Plan, the Resolution Specialty 2004 Stock Option Plan, the BHI Acquisition 2004 Stock Incentive Plan and the Hexion 2007 Long-Term Incentive plan to purchase common units in MSC Holdings were converted on a one-for-one basis to an equivalent number of options to purchase common units in Momentive Holdings. Similarly, the restricted MSC Holdings LLC unit awards granted under the Hexion 2007 Long-Term Incentive Plan, the BHI Acquisition 2004 Deferred Compensation Plan and the Resolution Performance Restricted Unit Plan were converted on a one-for-one basis to common units in Momentive Holdings.

2011 Equity Plan

On February 23, 2011, the Compensation Committee of the Board of Managers of Momentive Holdings approved the Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan (the “2011 Equity Plan”). Under the 2011 Equity Plan, Momentive Holdings can award unit options, unit awards, restricted units, restricted deferred units, and other unit-based awards. The restricted deferred units are non-voting units of measurement which are deemed to be equivalent to one common unit of Momentive Holdings. The unit options are options to purchase common units of Momentive Holdings. The awards contain restrictions on transferability and other typical terms and conditions.

Unit Options

In 2011, the Company granted Tranche A Options with an aggregate grant date fair value of approximately $6. The fair value of each option was estimated at the grant date using a Black-Scholes option pricing model. The assumptions used to estimate the fair value were a 2.17% risk-free interest rate, a 6.25 year expected life, a 37.5% expected volatility rate and a 0% dividend rate.

In 2011, the Company granted Tranche B and Tranche C Options with performance and market conditions, each with an aggregate grant date fair value of approximately $3. The fair value was estimated at the grant date using a Monte Carlo valuation method, which is a commonly accepted valuation model for awards with market and performance conditions. The Monte Carlo valuation method requires the use of a range of assumptions. The range of risk-free interest rates was 0.16% to 3.44%, expected volatility rates ranged from 34.6% to 41.7% and the dividend rate was 0%. The expected life assumption is not used in the Monte Carlo valuation method, but the output of the model indicated a weighted-average expected life of 9.2 years. As of December 31, 2012 it is not probable the related options will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Restricted Deferred Units

In 2011, the Company granted Tranche A RDUs with an aggregate grant date fair value of approximately $4.

In 2011, the Company granted Tranche B and Tranche C RDUs with performance and market conditions, each with an aggregate grant date fair value of approximately $2. The fair value was estimated at the grant date using the same Monte Carlo valuation method and assumptions used for the Tranche B and Tranche C Options. The RDUs have an indefinite life, thus the term used in the valuation model was 30 years, which resulted in a weighted-average expected life of 21.4 years. As of December 31, 2012 it is not probable the related RDUs will vest. Compensation cost will be recognized over the service period once the satisfaction of the performance condition is probable.

Although the 2011 Equity Plan was issued by Momentive Holdings, the underlying compensation cost represents compensation costs paid for by Momentive Holdings on MSC’s behalf, as a result of the employees’ service to MSC. All compensation cost is recorded over the requisite service period on a graded-vesting basis.

Financial Statement Impact

Share-based compensation expense is recognized, net of estimated forfeitures, over the requisite service period on a graded-vesting basis. The Company adjusts compensation expense periodically for forfeitures.

The Company recognized share-based compensation expense of $4, $7 and $2 for the years ended December 31, 2012, 2011 and 2010, respectively. The impact of the option modification to extend the expiration of certain options to December 31, 2017 was less than $1. The amounts are included in “Selling, general and administrative expense” in the Consolidated Statements of Operations. The Company expects additional compensation expense of $15, which will be recognized over the vesting period of the underlying share-based awards. $2 is expected to be recognized ratably over a weighted-average period of 2.0 years, while the remaining $13 will be recognized upon an initial public offering or other future contingent event.

Options Activity

Following is a summary of the Company’s stock option plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Options outstanding at December 31, 2011	8,704,289	$5.61
Options granted	—	$—
Options exercised	—	$—
Options forfeited	(391,520)	$5.40

Options outstanding at December 31, 2012	8,312,769	$5.62

Exercisable at December 31, 2012	3,722,963	$5.89
Expected to vest at December 31, 2012	1,342,986	$5.03

At December 31, 2012, exercise prices for options outstanding ranged from $3.51 to $29.42 with a weighted average remaining contractual life of 7.0 years. The weighted average remaining contractual life for options exercisable and options expected to vest was 6.1 and 7.9 years, respectively. At December 31, 2012, the aggregate intrinsic value of both options exercisable and options expected to vest was $0.

The total amount of cash received and total intrinsic value (which is the amount by which the stock price exceeded the exercise price of the options on the date of exercise) of options exercised during the years ended December 31, 2012, 2011 and 2010 was $0, less than $1 and less than $1, respectively.

Restricted Unit Activity

Following is a summary of the Company’s restricted unit plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	1,661,724	$4.69
Restricted units granted	—	$—
Restricted units vested	(227,092)	$4.85
Restricted units forfeited	(65,065)	$4.69

Nonvested at December 31, 2012	1,369,567	$4.66

The weighted average remaining contractual life for restricted units granted and outstanding was 2.0 years.

Stock-Based Deferred Compensation Plan

In 2004, in connection with the acquisition of Borden Chemical by Apollo, certain key employees of the Company deferred the receipt of compensation and were credited with a number of deferred stock units that were equal in value to the amount of compensation deferred. In total, the Company granted 1,007,944 deferred common stock units under the Hexion LLC 2004 Deferred Compensation Plan (the “2004 DC Plan”), which is an unfunded plan. Each unit gives the grantee the right to one common stock unit of Momentive Holdings. Under the 2004 DC Plan, the deferred common stock units are not distributed to participants until their employment with the Company ends. At December 31, 2012, there were 713,023 undistributed units under the 2004 DC Plan. Under certain circumstances this award could be distributed in the form of a cash payment.

Recent Developments

On March 8, 2013, the Compensation Committee of the Board of Managers of Momentive Holdings approved grants under the 2011 Equity Plan of restricted deferred units and unit options to certain of our key managers, including our named executive officers.

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

13. Income Taxes

In January 2013, the American Taxpayer Relief Act of 2012 (the “Act”) was signed into law. The Act retroactively reinstated and extended the controlled foreign corporation look-through rule, which provides for the exclusion of certain foreign earnings from U.S. federal taxation from January 1, 2012 through December 31, 2013. The impact of the Act has been accounted for in the period of enactment. As a result, the Company recognized a related discrete tax benefit of $29 during the three months ended March 31, 2013.

15. Income Taxes

During 2012, the Company recognized a tax benefit of $365, primarily as a result of the release of a significant portion of the valuation allowance in the U.S. The Company continues to maintain a valuation allowance on certain state deferred tax assets, primarily a portion of its state net operating loss carryforwards of $57. In the opinion of management, it is more likely than not that these deferred tax assets will not be realized.

The Company considered all available evidence, both positive and negative, in assessing the need for a valuation allowance. The Company evaluated the need to maintain a valuation allowance for deferred tax assets based on management’s assessment of whether it is more likely than not that deferred tax benefits would be realized through the generation of future taxable income. The reversal of the U.S. valuation allowance was the result of a continuing trend of significant U.S. taxable income starting in tax year 2009, and the expectation that this trend will continue, due to improvements in the U.S. business and the positive impact of the Company’s cost reduction efforts.

Income tax (benefit) expense detail for continuing operations for the years ended December 31, is as follows:

	2012	2011	2010
Current
Federal	$—	$—	$—
State and local	(2)	—	2
Foreign	12	30	45

Total current	10	30	47

Deferred
Federal	(365)	(2)	1
State and local	(8)	—	—
Foreign	(2)	(25)	(13)

Total deferred	(375)	(27)	(12)

Income tax (benefit) expense	$(365)	$3	$35

A reconciliation of the differences between income taxes for continuing operations that were computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31 follows:

	2012	2011	2010
Income tax (benefit) expense computed at federal statutory tax rate	$(21)	$36	$85
State tax provision, net of federal benefits	—	1	—
Foreign tax rate differential	8	(4)	23
Foreign source (loss) income subject to U.S. taxation	(6)	(15)	25
Other income not deductible for tax	(14)	(6)	(69)
Decrease in the taxes due to changes in valuation allowance	(302)	(7)	(55)
Additional (benefit) tax on foreign unrepatriated earnings	(30)	(2)	1
Additional expense for uncertain tax positions	—	—	25
Changes in enacted tax rates	—	—	(1)
Adjustments of prior year estimates and other	—	—	1

Income tax (benefit) expense	$(365)	$3	$35

The domestic and foreign components of the (loss) income from continuing operations before income taxes for the years ended December 31, is as follows:

	2012	2011	2010
Domestic	$64	$101	$297
Foreign	(124)	2	(53)

Total	$(60)	$103	$244

The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the deferred tax assets and liabilities at December 31, is as follows:

	2012	2011
Assets
Non-pension post-employment	$9	$8
Accrued and other expenses	72	77
Property, plant and equipment	4	3
Loss and credit carryforwards	595	522
Pension liabilities	66	35

Gross deferred tax assets	746	645
Valuation allowance	(141)	(432)

Net deferred tax asset	605	213

Liabilities
Property, plant and equipment	(163)	(168)
Unrepatriated earnings of foreign subsidiaries	(57)	(78)
Intangibles	(34)	(25)

Gross deferred tax liabilities	(254)	(271)

Net deferred tax asset (liability)	$351	$(58)

The following table summarizes the presentation of the net deferred tax asset (liability) in the Consolidated Balance Sheets at December 31:

	2012	2011
Assets
Current deferred income taxes (Other current assets)	$21	$10
Long-term deferred income taxes	348	4
Liabilities
Current deferred income taxes (Other current liabilities)	—	—
Long-term deferred income taxes	(18)	(72)

Net deferred tax asset (liability)	$351	$(58)

MSC Holdings, which is not a member of the registrant, and its eligible subsidiaries file a consolidated U.S. Federal income tax return. Since MSC Holdings is the Company’s parent, the Company can utilize MSC Holdings’ attributes. MSC Holdings’ attributes have been allocated to the Company to the extent that they can be utilized. Tax attributes of $10 related to net operating loss carryforwards have been included in the tables above. The remaining tax attributes of deferred interest deductions in the amount of $23 are not included in the tables above. MSC Holdings determined that certain deferred interest carryforwards had only a remote likelihood of being utilized, therefore, the deferred tax assets and the corresponding valuation allowance were written off in 2012.

As of December 31, 2012, the Company had a $141 valuation allowance for a portion of its net deferred tax assets that management believes, more likely than not, will not be realized. The Company’s deferred tax assets include federal, state and foreign net operating loss carryforwards. The federal net operating loss carryforwards available are $866, which expire starting in 2020. The Company’s deferred assets also include minimum tax credits of $2, which are available indefinitely. No valuation allowance has been provided against these two items. The Company continues to maintain a valuation allowance on certain state deferred tax assets, primarily a portion of its state net operating loss carryforwards of $57. A valuation allowance of $84 has been provided against a portion of foreign net operating loss carryforwards, primarily in Germany and the Netherlands.

During the year, the Company changed its permanent reinvestment assertions related to certain foreign subsidiaries. As a result, during the year ended December 31, 2012, the Company released deferred withholding taxes of $30 which were recorded in prior periods. As of December 31, 2012, the Company had undistributed earnings of certain foreign subsidiaries of $516, on which deferred taxes have not been provided because these earnings are permanently invested outside of the United States. It is not practical to estimate the amount of the deferred tax liability on these undistributed earnings.

The following table summarizes the changes in the valuation allowance for the years ended December 31, 2012, 2011 and 2010:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge/Release	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2010	$579	$(45)	$(55)	$479
Year ended December 31, 2011	479	(40)	(7)	432
Year ended December 31, 2012	432	11	(302)	141

Examination of Tax Returns

The Company conducts business globally and, as a result, certain of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state and foreign jurisdictions. In the normal course of business, the Company is subject to examinations by taxing authorities throughout the world, including major jurisdictions such as Brazil, Canada, the Czech Republic, France, Germany, Italy, South Korea, Netherlands and the United States.

The Company is no longer subject to U.S. federal examinations for years before December 31, 2009; however, certain state and foreign tax returns are under examination by various regulatory authorities.

The Company continuously reviews issues that are raised from ongoing examinations and open tax years to evaluate the adequacy of its liabilities. As the various taxing authorities continue with their audit/examination programs, the Company will adjust its reserves accordingly to reflect these settlements.

Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
Balance at beginning of year	$80	$85
Additions based on tax positions related to the current year	8	2
Additions for tax positions of prior years	5	1
Reductions for tax positions of prior years	(2)	(1)
Settlements	—	(2)
Foreign currency translation	1	(5)

Balance at end of year	$92	$80

During the year ended December 31, 2012, the Company increased the amount of its unrecognized tax benefits, including its accrual for interest and penalties, by $11, primarily as a result of increases in the unrecognized tax benefit for various intercompany transactions. The Company reduced its unrecognized tax benefit during the year as a result of closure of certain audit examinations. During the years ended December 31, 2012, 2011 and 2010, the Company recognized approximately $(2), $0 and $1, respectively, in interest and penalties. The Company had approximately $25 and $27 accrued for the payment of interest and penalties at December 31, 2012 and 2011, respectively.

$92 of unrecognized tax benefits, if recognized, would affect the effective tax rate. The Company anticipates recognizing a range of $0 to $32 of the total amount of unrecognized tax benefits, exclusive of interest, within the next 12 months as a result of negotiations with foreign jurisdictions and completion of audit examinations.

Recent Developments

In January 2013 the American Taxpayer Relief Act of 2012 (the “Act”) was signed into law. The Act retroactively reinstated and extended the controlled foreign corporation look-through rule, which provides for the exclusion of certain foreign earnings from U.S. federal taxation from January 1, 2012 through December 31, 2013. The Act will be accounted for in the period of enactment. As a result, the Company expects to have a tax benefit of approximately $29 in the first quarter of 2013.

Summarized Financial Information of Unconsolidated Affiliate	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summarized Financial Information of Unconsolidated Affiliate

11. Summarized Financial Information of Unconsolidated Affiliate

Summarized financial information of the unconsolidated affiliate HAI as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 is as follows:

	March 31, 2013	December 31, 2012
Current assets	$36	$40
Non-current assets	11	12
Current liabilities	23	18
Non-current liabilities	—	—

	Three Months Ended March 31,
	2013	2012
Net sales	$45	$50
Gross profit	11	13
Pre-tax income	7	9
Net income	7	9

16. Summarized Financial Information of Unconsolidated Affiliate

Summarized financial information of the unconsolidated affiliate HAI as of December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	December 31, 2012	December 31, 2011
Current assets	$40	$35
Non-current assets	12	13
Current liabilities	18	21
Non-current liabilities	—	—

	Year Ended December 31,
	2012	2011	2010
Net sales	$207	$206	$163
Gross profit	52	49	34
Pre-tax income	31	29	16
Net income	31	29	16

Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Segment Information

9. Segment Information

The Company’s business segments are based on the products that the Company offers and the markets that it serves. At March 31, 2013, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. A summary of the major products of the Company’s reportable segments follows:

•

Epoxy, Phenolic and Coating Resins: epoxy specialty resins, phenolic encapsulated substrates, versatic acids and derivatives, basic epoxy resins and intermediates, phenolic specialty resins and molding compounds, polyester resins, acrylic resins and vinylic resins

•	Forest Products Resins: forest products resins and formaldehyde applications

Reportable Segments

Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by reportable segment. Segment EBITDA is defined as EBITDA adjusted for certain non-cash items and other income and expenses. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Corporate and Other is primarily corporate general and administrative expenses that are not allocated to the segments, such as shared service and administrative functions, foreign exchange gains and losses and legacy company costs not allocated to continuing segments.

Net Sales (1):

	Three Months Ended March 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$765	$794
Forest Products Resins	427	442

Total	$1,192	$1,236

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.

Segment EBITDA:

	Three Months Ended March 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$68	$114
Forest Products Resins	55	46
Corporate and Other (2)	(18)	(14)

(2)	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.

Reconciliation of Segment EBITDA to Net Loss:

	Three Months Ended March 31,
	2013	2012
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$68	$114
Forest Products Resins	55	46
Corporate and Other	(18)	(14)

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	—	(23)
Business realignment costs	(9)	(15)
Integration costs	(3)	(5)
Other	(11)	(18)

Total adjustments	(23)	(61)
Interest expense, net	(74)	(65)
Loss on extinguishment of debt	(6)	—
Income tax benefit	32	2
Depreciation and amortization	(38)	(38)

Net loss	$(4)	$(16)

Items Not Included in Segment EBITDA

Business realignment costs for the three months ended March 31, 2013 primarily relate to expenses from minor restructuring programs and costs for environmental remediation at certain formerly owned locations. Business realignment costs for the three months ended March 31, 2012 primarily include expenses from the Company’s restructuring and cost optimization programs. Integration costs for the three months ended March 31, 2013 and 2012 primarily represent integrations costs associated with the Momentive Combination.

Not included in Segment EBITDA are certain non-cash items and other income and expenses. For the three months ended March 31, 2013, these items primarily include expenses from retention programs, partially offset by net realized and unrealized foreign exchange transaction gains. For the three months ended March 31, 2012, these items primarily include accelerated depreciation recorded on closing facilities, net realized and unrealized foreign exchange transaction losses, stock-based compensation expense and losses on the disposal of assets.

17. Segment Information

The Company’s business segments are based on the products that the Company offers and the markets that it serves. At December 31, 2012, the Company had two reportable segments: Epoxy, Phenolic and Coating Resins and Forest Products Resins. A summary of the major products of the Company’s reportable segments follows:

•

Epoxy, Phenolic and Coating Resins: epoxy specialty resins, phenolic encapsulated substrates, versatic acids and derivatives, basic epoxy resins and intermediates, phenolic specialty resins and molding compounds, polyester resins, acrylic resins and vinylic resins

•	Forest Products Resins: forest products resins and formaldehyde applications

Reportable Segments

Following are net sales and Segment EBITDA (earnings before interest, income taxes, depreciation and amortization) by reportable segment. Segment EBITDA is defined as EBITDA adjusted for certain non-cash items, other income and expenses and discontinued operations. Segment EBITDA is the primary performance measure used by the Company’s senior management, the chief operating decision-maker and the board of directors to evaluate operating results and allocate capital resources among segments. Segment EBITDA is also the profitability measure used to set management and executive incentive compensation goals. Corporate and Other is primarily corporate general and administrative expenses that are not allocated to the segments, such as shared service and administrative functions, foreign exchange gains and losses and legacy company costs not allocated to continuing segments.

Net Sales to Unaffiliated Customers (1):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$3,022	$3,424	$2,990
Forest Products Resins	1,734	1,783	1,607

Total	$4,756	$5,207	$4,597

Segment EBITDA:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins (2)	$337	$506	$491
Forest Products Resins (3)	201	180	177
Corporate and Other	(48)	(51)	(61)

Depreciation and Amortization Expense:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$109	$113	$111
Forest Products Resins	38	49	47
Corporate and Other	6	5	6

Total	$153	$167	$164

Total Assets:

	As of December 31,
	2012	2011
Epoxy, Phenolic and Coating Resins	$1,694	$1,688
Forest Products Resins	760	790
Corporate and Other	871	618

Total	$3,325	$3,096

Capital Expenditures (4):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$89	$89	$77
Forest Products Resins	41	36	34
Corporate and Other	3	14	3

Total	$133	$139	$114

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.
(2)	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
(3)	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
(4)	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.

Reconciliation of Segment EBITDA to Net Income:

	Year Ended December 31,
	2012	2011	2010
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$337	$506	$491
Forest Products Resins	201	180	177
Corporate and Other	(48)	(51)	(61)

Reconciliation:
Items not included in Segment EBITDA:
Terminated merger and settlement income, net	—	—	171
Asset impairments and other non-cash charges	(54)	(41)	(8)
Business realignment costs	(35)	(15)	(20)
Integration costs	(12)	(19)	—
Net income (loss) from discontinued operations	—	2	(3)
Other	(14)	(12)	(28)

Total adjustments	(115)	(85)	112
Loss on extinguishment of debt	—	—	(30)
Interest expense, net	(263)	(262)	(276)
Income tax benefit (expense)	365	(3)	(35)
Depreciation and amortization	(153)	(167)	(164)

Net income	$324	$118	$214

Items Not Included in Segment EBITDA

Asset impairments and non-cash charges primarily represent asset impairments, stock-based compensation expense, accelerated depreciation recorded on closing facilities and unrealized derivative and foreign exchange gains and losses. Business realignment costs for 2012 primarily include expenses from the Company’s restructuring and cost optimization programs. Business realignment costs for 2011 primarily relate to expenses from minor restructuring programs. Business realignment costs for 2010 primarily relate to expenses from the Company’s productivity program. Integration costs relate primarily to the Momentive Combination. Net income from discontinued operations represents the results of the IAR and CCR businesses.

Not included in Segment EBITDA are certain non-cash items and other income and expenses. For 2012, these items primarily include a charge related to the resolution of a pricing dispute with an unconsolidated joint venture, losses on the disposal of assets and other transaction costs, partially offset by net realized and unrealized foreign exchange transaction gains and insurance recoveries related to the terminated Huntsman merger. For 2011, these items consist of business optimization expenses, integration costs related to the Momentive Combination, retention program costs, realized foreign exchange gains and losses and a gain recognized on the termination of an operator agreement with a customer. For 2010, these items consisted of realized foreign exchange gains and losses and retention program costs.

Geographic Information

Net Sales to Unaffiliated Customers (1):

	Year Ended December 31,
	2012	2011	2010
United States	$2,005	$2,130	$1,861
Netherlands	902	1,051	938
Germany	298	402	347
Canada	336	304	244
Other international	1,215	1,320	1,207

Total	$4,756	$5,207	$4,597

(1)	Sales are attributed to the country in which the individual business locations reside.

Long-Lived Assets as of December 31:

	As of December 31,
	2012	2011
United States	$582	$597
Netherlands	230	237
Germany	123	131
Other international	492	515

Total	$1,427	$1,480

Guarantor/Non-Guarantor Subsidiary Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Guarantor/Non-Guarantor Subsidiary Financial Information

14. Guarantor/Non-Guarantor Subsidiary Financial Information

The Company and certain of its U.S. subsidiaries guarantee debt issued by its wholly owned subsidiaries Hexion Nova Scotia, ULC and Hexion U.S. Finance Corporation (together, the “Subsidiary Issuers”), which includes the 6.625% First-Priority Senior Secured Notes due 2020, 8.875% Senior Secured Notes due 2018 and the 9.00% Second-Priority Senior Secured Notes due 2020.

The following information contains the condensed consolidating financial information for MSC (the parent), the Subsidiary Issuers, the combined subsidiary guarantors (Momentive Specialty Chemical Investments Inc.; Borden Chemical Foundry; LLC, Lawter International, Inc.; HSC Capital Corporation; Momentive International, Inc.; Momentive CI Holding Company; NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company’s foreign subsidiaries.

All of the Subsidiary Issuers and Subsidiary Guarantors are 100% owned by MSC. All guarantees are full and unconditional, and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company’s Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company’s ability to obtain cash from the remaining non-guarantor subsidiaries.

This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.

The Company revised its condensed consolidating statements of cash flows for the three months ended March 31, 2012 to correct the classification of intercompany dividends received. The revisions were made to appropriately classify dividends received that represent a return on investment as an operating activity. These amounts were previously classified as cash flows from investing activities. For the three months ended March 31, 2012, in the Momentive Specialty Chemicals Inc. column, the revisions resulted in an increase of $6 to “Cash flows provided by (used in) operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET (Unaudited)

MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$262	$—	$—	$138	$—	$400
Short-term investments	—	—	—	6	—	6
Accounts receivable, net	195	—	—	418	—	613
Intercompany accounts receivable	104	67	—	400	(571)	—
Intercompany loans receivable—current portion	239	—	—	357	(596)	—
Inventories:
Finished and in-process goods	120	—	—	187	—	307
Raw materials and supplies	42	—	—	80	—	122
Other current assets	36	—	—	54	—	90

Total current assets	998	67	—	1,640	(1,167)	1,538

Investment in unconsolidated entities	166	—	30	34	(176)	54
Deferred income taxes	375	—	—	8	—	383
Other assets, net	34	63	3	35	—	135
Intercompany loans receivable	1,144	3,383	28	3,704	(8,259)	—
Property and equipment, net	491	—	—	653	—	1,144
Goodwill	93	—	—	74	—	167
Other intangible assets, net	51	—	—	38	—	89

Total assets	$3,352	$3,513	$61	$6,186	$(9,602)	$3,510

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$175	$—	$—	$328	$—	$503
Intercompany accounts payable	102	4	—	465	(571)	—
Debt payable within one year	2	—	—	59	—	61
Intercompany loans payable within one year	199	—	—	397	(596)	—
Interest payable	5	85	—	—	—	90
Income taxes payable	7	—	—	—	—	7
Accrued payroll and incentive compensation	17	—	—	31	—	48
Other current liabilities	67	—	—	57	—	124

Total current liabilities	574	89	—	1,337	(1,167)	833

Long-term liabilities:
Long-term debt	329	3,327	—	71	—	3,727
Intercompany loans payable	3,414	—	7	4,838	(8,259)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	355	—	87	—	(442)	—
Long-term pension and post employment benefit obligations	96	—	—	208	—	304
Deferred income taxes	4	2	—	13	—	19
Other long-term liabilities	122	6	—	41	—	169

Total liabilities	4,894	3,424	94	6,508	(9,868)	5,052

Total (deficit) equity	(1,542)	89	(33)	(322)	266	(1,542)

Total liabilities and (deficit) equity	$3,352	$3,513	$61	$6,186	$(9,602)	$3,510

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable—current portion	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81

Total current assets	923	52	—	1,706	(1,282)	1,399

Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	11	—	348
Other assets, net	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91

Total assets	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129

Total current liabilities	535	55	1	1,421	(1,282)	730

Long term liabilities:
Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	120	6	—	40	—	166

Total liabilities	4,241	2,204	115	6,704	(8,622)	4,642

Total (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)

Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$537	$—	$—	$708	$(53)	$1,192
Cost of sales	464	—	—	638	(53)	1,049

Gross profit	73	—	—	70	—	143
Selling, general and administrative expense	28	—	—	64	—	92
Business realignment costs	4	—	—	5	—	9
Other operating expense (income), net	4	(4)	—	(3)	—	(3)

Operating income	37	4	—	4	—	45
Interest expense, net	10	61	—	3	—	74
Intercompany interest expense (income)	44	(63)	—	19	—	—
Loss on extinguishment of debt	2	—	—	4	—	6
Other non-operating expense (income), net	15	—	—	(10)	—	5

(Loss) income before income tax and (losses) earnings from unconsolidated entities	(34)	6	—	(12)	—	(40)
Income tax (benefit) expense	(38)	1	—	5	—	(32)

Income (loss) before earnings from unconsolidated entities	4	5	—	(17)	—	(8)
(Losses) earnings from unconsolidated entities, net of taxes	(8)	—	(6)	1	17	4

Net (loss) income	$(4)	$5	$(6)	$(16)	$17	$(4)

Comprehensive (loss) income	$(17)	$4	$(7)	$(16)	$19	$(17)

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$538	$—	$—	$769	$(71)	$1,236
Cost of sales	458	—	—	677	(71)	1,064

Gross profit	80	—	—	92	—	172
Selling, general and administrative expense	30	—	—	55	—	85
Asset impairments	—	—	—	23	—	23
Business realignment costs	2	—	—	13	—	15
Other operating expense, net	1	—	—	4	—	5

Operating income (loss)	47	—	—	(3)	—	44
Interest expense, net	16	39	—	10	—	65
Intercompany interest expense (income)	30	(42)	—	12	—	—
Other non-operating (income) expense, net	(11)	—	(1)	14	—	2

Income (loss) before income tax and earnings from unconsolidated entities	12	3	1	(39)	—	(23)
Income tax benefit	(1)	—	—	(1)	—	(2)

Income (loss) before (losses) earnings from unconsolidated entities	13	3	1	(38)	—	(21)
(Losses) earnings from unconsolidated entities, net of taxes	(29)	—	(2)	—	36	5

Net (loss) income	$(16)	$3	$(1)	$(38)	$36	$(16)

Comprehensive income (loss)	$13	$4	$(1)	$(21)	$18	$13

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$45	$14	$9	$(16)	$(85)	$(33)

Cash flows provided by (used in) investing activities
Capital expenditures	(14)	—	—	(13)	—	(27)
Purchases of debt securities, net	—	—	—	(1)	—	(1)
Return of capital from subsidiary from sales of accounts receivable	31	—	—	—	(31)	—
Change in restricted cash	—	—	—	15	—	15
Investment in unconsolidated affiliates, net	—	—	—	(14)	—	(14)

	17	—	—	(13)	(31)	(27)

Cash flows (used in) provided by financing activities
Net short-term debt borrowings	—	—	—	1	—	1
Borrowings of long-term debt	—	1,108	—	17	—	1,125
Repayments of long-term debt	(543)	(120)	—	(371)	—	(1,034)
Net intercompany loan borrowings (repayments)	479	(903)	(1)	425	—	—
Long-term debt and credit facility financing fees	(12)	(22)	—	—	—	(34)
Common stock dividends paid	—	(77)	(8)	—	85	—
Return of capital to parent from sales of accounts receivable	—	—	—	(31)	31	—

	(76)	(14)	(9)	41	116	58

Effect of exchange rates on cash and cash equivalents	—	—	—	(2)	—	(2)
(Decrease) increase in cash and cash equivalents	(14)	—	—	10	—	(4)
Cash and cash equivalents (unrestricted) at beginning of period	276	—	—	125	—	401

Cash and cash equivalents (unrestricted) at end of period	$262	$—	$—	$135	$—	$397

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$24	$1	$5	$(6)	$(6)	$18

Cash flows provided by (used in) investing activities
Capital expenditures	(11)	—	—	(19)	—	(30)
Proceeds from sale of debt securities, net	—	—	—	4	—	4
Funds remitted to unconsolidated affiliates	—	—	—	(2)	—	(2)
Return of capital from subsidiary from sales of accounts receivable	21	—	—	—	(21)	—

	10	—	—	(17)	(21)	(28)

Cash flows provided by (used in) financing activities
Net short-term debt repayments	—	—	—	(12)	—	(12)
Borrowings of long-term debt	—	450	—	—	—	450
Repayments of long-term debt	(269)	—	—	(194)	—	(463)
Net intercompany loan borrowings (repayments)	268	(439)	—	171	—	—
Long-term debt and credit facility financing fees	(1)	(11)	—	—	—	(12)
Capital contribution from parent	16	—	—	—	—	16
Common stock dividends paid	(1)	(1)	(5)	—	6	(1)
Return of capital to parent from sales of accounts receivable	—	—	—	(21)	21	—

	13	(1)	(5)	(56)	27	(22)

Effect of exchange rates on cash and cash equivalents	—	—	—	3	—	3
Increase (decrease) in cash and cash equivalents	47	—	—	(76)	—	(29)
Cash and cash equivalents (unrestricted) at beginning of period	212	—	—	204	—	416

Cash and cash equivalents (unrestricted) at end of period	$259	$—	$—	$128	$—	$387

18. Guarantor/Non-Guarantor Subsidiary Financial Information

The Company and certain of its U.S. subsidiaries guarantee debt issued by its wholly owned subsidiaries Hexion Nova Scotia, ULC and Hexion U.S. Finance Corporation (together, the “Subsidiary Issuers”), which includes the 6.625% first priority notes due 2020, 8.875% senior secured notes due 2018, the floating rate second-priority senior secured notes due 2014 and the 9% second-priority notes due 2020.

The following information contains the condensed consolidating financial information for MSC (the parent), the Subsidiary Issuers, the combined subsidiary guarantors (Momentive Specialty Chemical Investments Inc.; Borden Chemical Foundry; LLC, Lawter International, Inc.; HSC Capital Corporation; Momentive International, Inc.; Momentive CI Holding Company; NL COOP Holdings LLC and Oilfield Technology Group, Inc.) and the combined non-guarantor subsidiaries, which includes all of the Company’s foreign subsidiaries.

All of the subsidiary issuers and subsidiary guarantors are 100% owned by MSC. All guarantees are full and unconditional, and are joint and several. There are no significant restrictions on the ability of the Company to obtain funds from its domestic subsidiaries by dividend or loan. While the Company’s Australian, New Zealand and Brazilian subsidiaries are restricted in the payment of dividends and intercompany loans due to the terms of their credit facilities, there are no material restrictions on the Company’s ability to obtain cash from the remaining non-guarantor subsidiaries.

This information includes allocations of corporate overhead to the combined non-guarantor subsidiaries based on net sales. Income tax expense has been provided on the combined non-guarantor subsidiaries based on actual effective tax rates.

The Company revised its condensed consolidating statements of cash flows for the years ended December 31, 2011 and 2010 to correct the classification of intercompany dividends received. The revisions were made to appropriately classify dividends received that represent a return on investment as an operating activity. These amounts were previously classified as cash flows from investing activities. These changes had the following impacts on the guarantor and nonguarantor condensed consolidating financial statements:

•

For year ended December 31, 2011, in the Momentive Specialty Chemicals Inc. column, the revisions resulted in an increase of $25 to “Cash flows (used in) provided by operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

•

For year ended December 31, 2010, in the Momentive Specialty Chemicals Inc. column, the revisions resulted in an increase of $18 to “Cash flows (used in) provided by operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.” For the year ended December 31, 2010, in the Combined Subsidiary Guarantors column, the revisions resulted in an increase of $1 to “Cash flows (used in) provided by operating activities,” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating statements of cash flows.

The Company also revised its condensed consolidating balance sheet as of December 31, 2011 to correctly present intercompany accounts receivable and payable and intercompany debt receivable and payable. The revisions were made to present intercompany accounts receivable and accounts payable and intercompany debt receivable and debt payable on a gross basis. The revisions resulted in the following increases:

	Increases from previously reported amounts
	As of December 31, 2011
	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries
Assets:
Intercompany accounts receivable	$102	$46	$—	$257
Intercompany loans receivable—current portion	203	—	—	713
Intercompany loans receivable	649	1,907	22	4,592
Liabilities:
Intercompany accounts payable	$102	$46	$—	$257
Intercompany loans payable within one year	203	—	—	713
Intercompany loans payable	649	1,907	22	4,592

The Company also revised its condensed consolidating balance sheet as of December 31, 2011 to appropriately classify the balance sheet credit arising from recognition of losses in excess of investment as a liability balance. These amounts were previously classified as a credit in “Other assets” in the Momentive Specialty Chemicals Inc. column. As of December 31, 2011, in the Momentive Specialty Chemicals Inc. column, the correction resulted in an increase of $192 to “Other assets,” with a corresponding increase to “Accumulated losses from unconsolidated subsidiaries in excess of investment.” These corrections, which the Company determined are not material, had no impact on any financial statements or footnotes, except for the columns of the condensed consolidating balance sheets. The December 31, 2011 condensed consolidating balance sheet is derived from the revised condensed consolidating balance sheet included within the annual consolidated financial statements.

The Company will revise in future filings its Guarantor/Nonguarantor Subsidiary Financial Information footnote. The revisions will be made to correct the presentation of intercompany activity within the condensed consolidating statements of cash flows. Within the condensed consolidating statements of cash flows, dividends from subsidiaries will be reclassified from investing activities to operating activities. This change will have the following impact on the guarantor and nonguarantor condensed consolidating financial statements:

•

For the three months ended March 31, 2012, in the Momentive Specialty Chemicals Inc. column, the revisions will result in an increase of $6 to “Cash flows provided by (used in) operating activities” with a corresponding offset to “Cash flows provided by (used in) investing activities.”

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable—current portion	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81

Total current assets	923	52	—	1,706	(1,282)	1,399

Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	11	—	348
Other assets, net	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91

Total assets	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129

Total current liabilities	535	55	1	1,421	(1,282)	730

Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	120	6	—	40	—	166

Total liabilities	4,241	2,204	115	6,704	(8,622)	4,642

Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)
Noncontrolling interest	—	—	—	—	—	—

Total (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)

Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$212	$—	$—	$207	$—	$419
Short-term investments	—	—	—	7	—	7
Accounts receivable, net	206	—	—	386	—	592
Intercompany accounts receivable	102	46	—	257	(405)	—
Intercompany loans receivable—current portion	203	—	—	713	(916)	—
Inventories:
Finished and in-process goods	116	—	—	138	—	254
Raw materials and supplies	33	—	—	70	—	103
Other current assets	27	—	—	45	—	72

Total current assets	899	46	—	1,823	(1,321)	1,447

Investment in unconsolidated entities	288	—	20	13	(295)	26
Deferred income taxes	—	—	—	4	—	4
Other assets, net	11	36	20	72	—	139
Intercompany loans receivable	649	1,907	22	4,592	(7,170)	—
Property and equipment, net	504	—	—	705	—	1,209
Goodwill	93	—	—	74	—	167
Other intangible assets, net	59	—	—	45	—	104

Total assets	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096

Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$125	$—	$—	$256	$—	$381
Intercompany accounts payable	78	4	1	322	(405)	—
Debt payable within one year	17	—	—	100	—	117
Intercompany loans payable within one year	238	—	—	678	(916)	—
Affiliated debt payable within one year	2	—	—	—	—	2
Interest payable	14	44	—	3	—	61
Income taxes payable	1	—	—	14	—	15
Accrued payroll and incentive compensation	26	—	—	31	—	57
Other current liabilities	69	—	—	63	—	132

Total current liabilities	570	48	1	1,467	(1,321)	765
Long-term debt	1,134	1,688	—	598	—	3,420
Intercompany loans payable	1,903	4	6	5,257	(7,170)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	192	—	—	—	(192)	—
Long-term pension and post employment benefit obligations	99	—	—	124	—	223
Deferred income taxes	30	2	—	40	—	72
Other long-term liabilities	116	6	—	34	—	156
Advance from affiliates	225	—	—	—	—	225

Total liabilities	4,269	1,748	7	7,520	(8,683)	4,861

Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,766)	241	55	(193)	(103)	(1,766)
Noncontrolling interest	—	—	—	1	—	1

Total (deficit) equity	(1,766)	241	55	(192)	(103)	(1,765)

Total liabilities and (deficit) equity	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$—	$2,902	$(266)	$4,756
Cost of sales	1,800	—	—	2,626	(266)	4,160

Gross profit	320	—	—	276	—	596
Selling, general and administrative expense	61	—	—	261	—	322
Asset impairments	—	—	—	23	—	23
Business realignment costs	9	—	—	26	—	35
Other operating expense (income), net	6	2	(1)	7	—	14

Operating income (loss)	244	(2)	1	(41)	—	202
Interest expense, net	59	176	—	28	—	263
Intercompany interest expense (income)	132	(186)	(1)	55	—	—
Other non-operating (income) expense, net	(8)	(2)	—	9	—	(1)

Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	61	10	2	(133)	—	(60)
Income tax (benefit) expense	(371)	—	—	6	—	(365)

Income (loss) from continuing operations before earnings from unconsolidated entities	432	10	2	(139)	—	305
(Losses) earnings from unconsolidated entities, net of taxes	(108)	—	(71)	3	195	19

Net income (loss)	$324	$10	$(69)	$(136)	$195	$324

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$230	$13	$(69)	$(229)	$285	$230

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,246	$—	$—	$3,254	$(293)	$5,207
Cost of sales	1,856	—	—	2,910	(293)	4,473

Gross profit	390	—	—	344	—	734
Selling, general and administrative expense	110	—	—	225	—	335
Asset impairments	4	—	—	28	—	32
Business realignment costs	2	—	—	13	—	15
Other operating (income) expense, net	(20)	—	(1)	5	—	(16)

Operating income	294	—	1	73	—	368
Interest expense, net	69	150	—	43	—	262
Intercompany interest expense (income)	121	(170)	(1)	50	—	—
Other non-operating expense (income), net	8	—	—	(5)	—	3

Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	96	20	2	(15)	—	103
Income tax (benefit) expense	(8)	1	—	10	—	3

Income (loss) from continuing operations before earnings from unconsolidated entities	104	19	2	(25)	—	100
Earnings from unconsolidated entities, net of taxes	32	—	22	1	(39)	16

Net income (loss) from continuing operations	136	19	24	(24)	(39)	116
Net (loss) income from discontinued operations	(18)	—	—	20	—	2

Net income (loss)	$118	$19	$24	$(4)	$(39)	$118

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$47	$20	$23	$(19)	$(24)	$47

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,002	$—	$—	$2,934	$(339)	$4,597
Cost of sales	1,618	—	—	2,587	(339)	3,866

Gross profit	384	—	—	347	—	731
Selling, general and administrative expense	117	—	—	215	—	332
Terminated merger and settlement income, net	(171)	—	—	—	—	(171)
Business realignment costs	5	—	—	15	—	20
Other operating expense (income), net	6	—	—	(2)	—	4

Operating income	427	—	—	119	—	546
Interest expense, net	92	144	—	40	—	276
Loss on extinguishment of debt	7	5	—	18	—	30
Intercompany interest expense (income)	123	(169)	(1)	47	—	—
Other non-operating (income) expense, net	(18)	8	—	6	—	(4)

Income from continuing operations before income tax, earnings from unconsolidated entities	223	12	1	8	—	244
Income tax (benefit) expense	(11)	10	—	36	—	35

Income (loss) from continuing operations before earnings from unconsolidated entities	234	2	1	(28)	—	209
(Losses) earnings from unconsolidated entities, net of taxes	(13)	—	(5)	—	26	8

Net income (loss) from continuing operations	221	2	(4)	(28)	26	217
Net (loss) income from discontinued operations, net of tax	(7)	—	—	4	—	(3)

Net income (loss)	$214	$2	$(4)	$(24)	$26	$214

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$203	$24	$(4)	$(71)	$51	$203

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$88	$(59)	$16	$160	$(28)	$177

Cash flows provided by (used in) investing activities
Capital expenditures	(57)	—	—	(76)	—	(133)
Proceeds from sale of debt securities, net	—	—	—	2	—	2
Change in restricted cash	—	—	—	(15)	—	(15)
Funds remitted to unconsolidated affiliates, net	—	—	—	(3)	—	(3)
Proceeds from sale of assets	9	—	—	2	—	11
Capital contribution to subsidiary	(30)	—	(19)	—	49	—
Return of capital from subsidiary from sales of accounts receivable	87	—	—	—	(87)	—

	9	—	(19)	(90)	(38)	(138)

Cash flows (used in) provided by financing activities
Net short-term debt repayments	—	—	—	(7)	—	(7)
Borrowings of long-term debt	—	450	—	3	—	453
Repayments of long-term debt	(278)	—	—	(209)	—	(487)
Repayment of affiliated debt	(2)	—	—	—	—	(2)
Repayment of advance from affiliates	(7)	—	—	—	—	(7)
Net intercompany loan borrowings (repayments)	251	(364)	(3)	116	—	—
Capital contribution from parent	16	—	19	30	(49)	16
Long-term debt and credit facility financing fees	(2)	(12)	—	—	—	(14)
Common stock dividends paid	(11)	(15)	(13)	—	28	(11)
Return of capital to parent from sales of accounts receivable	—	—	—	(87)	87	—

	(33)	59	3	(154)	66	(59)

Effect of exchange rates on cash and cash equivalents	—	—	—	5	—	5
Increase (decrease) in cash and cash equivalents	64	—	—	(79)	—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212	—	—	204	—	416

Cash and cash equivalents (unrestricted) at end of year	$276	$—	$—	$125	$—	$401

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(41)	$8	$31	$198	$(25)	$171

Cash flows provided by (used in) investing activities
Capital expenditures	(74)	—	—	(65)	—	(139)
Capitalized interest	(1)	—	—	—	—	(1)
Purchases of debt securities, net	—	—	—	(2)	—	(2)
Change in restricted cash	—	—	—	3	—	3
Funds remitted to unconsolidated affiliates, net	—	—	—	(4)	—	(4)
Proceeds from sale of business, net of cash transferred	49	—	—	124	—	173
Proceeds from sale of assets	2	—	—	1	—	3
Capital contribution to subsidiary	(11)	—	(19)	—	30	—
Return of capital from subsidiary	47	—	—	—	(47)	—
Return of capital from subsidiary from sales of accounts receivable	69	—	—	—	(69)	—

	81	—	(19)	57	(86)	33

Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	(7)	—	—	21	—	14
Borrowings of long-term debt	164	—	—	332	—	496
Repayments of long-term debt	(182)	—	—	(356)	—	(538)
Repayment of advance from affiliate	(80)	—	—	(20)	—	(100)
Net intercompany loan borrowings (repayments)	51	4	—	(55)	—	—
Capital contribution from parent	189	—	—	30	(30)	189
Long-term debt and credit facility financing fees	(2)	—	—	—	—	(2)
Common stock dividends paid	(2)	(12)	(12)	(1)	25	(2)
Return of capital to parent	—	—	—	(47)	47	—
Return of capital to parent from sales of accounts receivable	—	—	—	(69)	69	—

	131	(8)	(12)	(165)	111	57

Effect of exchange rates on cash and cash equivalents	—	—	—	(5)	—	(5)
Increase in cash and cash equivalents	171	—	—	85	—	256
Cash and cash equivalents (unrestricted) at beginning of year	41	—	—	119	—	160

Cash and cash equivalents (unrestricted) at end of year	$212	$—	$—	$204	$—	$416

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(444)	$19	$5	$490	$(19)	$51

Cash flows provided by (used in) investing activities
Capital expenditures	(52)	—	—	(67)	—	(119)
Capitalized interest	—	—	—	(1)	—	(1)
Proceeds from sale of debt securities, net	—	—	—	4	—	4
Change in restricted cash	—	—	—	2	—	2
Deconsolidation of variable interest entities	—	—	—	(4)	—	(4)
Funds remitted to unconsolidated affiliates, net	—	—	—	(1)	—	(1)
Proceeds from sale of assets	6	—	—	8	—	14
Return of capital from subsidiary from sales of accounts receivable	367	—	—	—	(367)	—

	321	—	—	(59)	(367)	(105)

Cash flows provided by (used in) financing activities
Net short-term debt borrowings (repayments)	3	—	—	(10)	—	(7)
Borrowings of long-term debt	290	1,433	—	633	—	2,356
Repayments of long-term debt	(1,108)	(406)	—	(663)	—	(2,177)
Repayments of affiliated debt	(3)	—	—	—	—	(3)
Net intercompany loan borrowings (repayments)	987	(973)	—	(14)	—	—
Long-term debt and credit facility financing fees	(9)	(63)	—	—	—	(72)
Common stock dividends paid	—	(10)	(5)	(4)	19	—
Return of capital to parent from sales of accounts receivable	—	—	—	(367)	367	—

	160	(19)	(5)	(425)	386	97

Effect of exchange rates on cash and cash equivalents	—	—	—	2	—	2
Increase in cash and cash equivalents	37	—	—	8	—	45
Cash and cash equivalents (unrestricted) at beginning of year	4	—	—	111	—	115

Cash and cash equivalents (unrestricted) at end of year	$41	$—	$—	$119	$—	$160

Changes in Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 31, 2013
Changes in Accumulated Other Comprehensive Loss

Note 12. Changes in Accumulated Other Comprehensive Loss

Following is a summary of amounts reclassified from “Accumulated other comprehensive loss” for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31, 2013				Three Months Ended March 31, 2012
	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Items	Foreign Currency Translation Gains (Losses)	Total	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Items	Foreign Currency Translation Gains (Losses)	Total
Beginning balance	$(1)	$(219)	$143	$(77)	$(1)	$(112)	$130	$17
Other comprehensive (loss) income before reclassifications, net of tax	—	—	(18)	(18)	(1)	—	29	28
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1	4	—	5	1	—	—	1

Net other comprehensive income (loss)	1	4	(18)	(13)	—	—	29	29

Ending balance	$—	$(215)	$125	$(90)	$(1)	$(112)	$159	$46

	Amount Reclassified From Accumulated Other Comprehensive Loss for the Three Months Ended:
Amount Reclassified From Accumulated Other Comprehensive Loss	March 31, 2013	March 31, 2012		Location of Reclassified Amount in Income
Gains and losses on cash flow hedges:
Interest rate swaps	$—	$1		Interest expense, net

Total before income tax	—	1
Income tax expense	1	—		Income tax benefit

Total	$1	$1

Amortization of defined benefit pension and other postretirement benefit items:
Prior service costs	$—	$—	(1)
Actuarial losses	5	—	(1)

Total before income tax	5	—
Income tax benefit	(1)	—		Income tax benefit

Total	4	—

Total	$5	$1

(1)	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 8).

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Principles of Consolidation

Principles of Consolidation—The Consolidated Financial Statements include the accounts of the Company, its majority-owned subsidiaries in which minority shareholders hold no substantive participating rights, and variable interest entities in which the Company is the primary beneficiary. Intercompany accounts and transactions are eliminated in consolidation. The Company’s share of the net earnings of 20% to 50% owned companies, for which it has the ability to exercise significance influence over operating and financial policies (but not control), are included in “Earnings from unconsolidated entities, net of taxes” in the Consolidated Statements of Operations. Investments in the other companies are carried at cost.

The Company has recorded a noncontrolling interest for the equity interests in consolidated subsidiaries that are not 100% owned.

The Company’s unconsolidated investments accounted for under the equity method of accounting include the following:

•	50% ownership interest in HA International, Inc., (“HAI”) a joint venture that manufactures foundry resins in the United States

•	49.99% interest in Hexion UV Coatings (Shanghai) Co., Ltd, a joint venture that manufactures UV-curable coatings and adhesives in China

•	50% ownership interest in Hexion Shchekinoazot B.V. a joint venture that manufactures forest products resins in Russia

•	49% ownership interest in Sanwei Hexion Chemicals Company Limited, a joint venture that manufactures versatic acid derivatives in China

•	50% ownership interest in Momentive Union Specialty Chemicals Ltd, a joint venture that will manufacture phenolic specialty resins in China

During the year ended December 31, 2012, the Company sold its 50% ownership interest in Asia Dekor Borden (Hong Kong) Chemical Company, a joint venture that manufactures formaldehyde resins in China. This investment was accounted for under the equity method of accounting prior to its sale.

At December 31, 2012, $15 of restricted cash represented cash on deposit in an escrow account to be used for the purchase of a 50% interest in a forest products joint venture in western Australia, which was completed in January 2013. This joint venture will be accounted for under the equity method of accounting in the Company’s Consolidated Financial Statements.

Foreign Currency Translations

Foreign Currency Translations—Assets and liabilities of foreign affiliates are translated at the exchange rates in effect at the balance sheet date. Income, expenses and cash flows are translated at average exchange rates during the year. In addition, gains or losses related to the Company’s intercompany loans payable and receivable denominated in a foreign currency other than the subsidiary’s functional currency that are deemed to be permanently invested are remeasured to cumulative translation and recorded in “Accumulated other comprehensive income” in the Consolidated Balance Sheets. The effect of translation is accounted for as an adjustment to “Deficit” and is included in “Accumulated other comprehensive income.” The Company recognized transaction (losses) gains of $(1), $4 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively, which are included as a component of “Net income.”

Use of Estimates

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and also requires the disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and also the disclosure of contingent assets and liabilities at the date of the financial statements. In addition, it requires management to make estimates and assumptions that affect the reported amounts of revenues and expenses during the reporting period. The most significant estimates that are included in the financial statements are environmental remediation, legal liabilities, deferred tax assets and liabilities and related valuation allowances, income tax accruals, pension and postretirement assets and liabilities, valuation allowances for accounts receivable and inventories, general insurance liabilities, asset impairments, fair values of stock awards and fair values of assets acquired and liabilities assumed in business acquisitions. Actuals results could differ from these estimates.

Terminated Merger and Settlement Income, net

Terminated Merger and Settlement Income, net—The Company recognized “Terminated merger and settlement income, net” of $171 for the year ended December 31, 2010. The amount primarily includes income of $163 for insurance recoveries by the Company’s owner related to the $200 settlement payment made by the Company’s owner that had been treated as an expense of the Company in 2008. As of December 31, 2010, the Company’s owner had recovered the $200 settlement payment in full. “Terminated merger and settlement income, net” for the year ended December 31, 2010 also includes $8 in insurance recoveries recorded by the Company related to the settlement of litigation arising from the terminated Huntsman merger.

Cash and Cash Equivalents

Cash and Cash Equivalents—The Company considers all highly liquid investments that are purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2012 and 2011, the Company had interest-bearing time deposits and other cash equivalent investments of $288 and $281, respectively. These amounts are included in the Consolidated Balance Sheets as a component of “Cash and cash equivalents.” The Company does not present cash flows from discontinued operations separately in the Consolidated Statements of Cash Flows.

Investments

Investments—Investments with original maturities greater than 90 days but less than one year are included in the Consolidated Balance Sheets as “Short-term investments.” At December 31, 2012 and 2011, the Company had Brazilian real denominated U.S. dollar index investments of $5 and $7, respectively. These investments, which are classified as held-to-maturity securities, are recorded at cost, which approximates fair value.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts—The allowance for doubtful accounts is estimated using factors such as customer credit ratings and past collection history. Receivables are charged against the allowance for doubtful accounts when it is probable that the receivable will not be collected.

Inventories

Inventories—Inventories are stated at lower of cost or market using the first-in, first-out method. Costs include direct material, direct labor and applicable manufacturing overheads, which are based on normal production capacity. Abnormal manufacturing costs are recognized as period costs and fixed manufacturing overheads are allocated based on normal production capacity. An allowance is provided for excess and obsolete inventories based on management’s review of inventories on-hand compared to estimated future usage and sales. Inventories in the Consolidated Balance Sheets are presented net of an allowance for excess and obsolete inventory of $7 at both December 31, 2012 and 2011.

Deferred Expenses

Deferred Expenses—Deferred debt financing costs are included in “Other assets, net” in the Consolidated Balance Sheets and are amortized over the life of the related debt or credit facility using the effective interest method. Upon extinguishment of any debt, the related debt issuance costs are written off. At December 31, 2012 and 2011, the Company’s unamortized deferred financing costs were $58 and $56, respectively.

Property and Equipment

Property and Equipment—Land, buildings and machinery and equipment are stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful lives of properties (the average estimated useful lives for buildings and machinery and equipment are 20 years and 15 years, respectively). Assets under capital leases are amortized over the lesser of their useful life or the lease term. Major renewals and betterments are capitalized. Maintenance, repairs, minor renewals and turnarounds (periodic maintenance and repairs to major units of manufacturing facilities) are expensed as incurred. When property and equipment is retired or disposed of, the asset and related depreciation are removed from the accounts and any gain or loss is reflected in operating income. The Company capitalizes interest costs that are incurred during the construction of property and equipment. Depreciation expense was $140, $152 and $149 for the years ended December 31, 2012, 2011 and 2010, respectively.

Capitalized Software

Capitalized Software—The Company capitalizes certain costs, such as software coding, installation and testing, that are incurred to purchase or create and implement computer software for internal use. Amortization is recorded on the straight-line basis over the estimated useful lives, which range from 1 to 5 years.

Goodwill and Intangibles; Impairment

Goodwill and Intangibles—The excess of purchase price over net tangible and identifiable intangible assets of businesses acquired is carried as “Goodwill” in the Consolidated Balance Sheets. Separately identifiable intangible assets that are used in the operations of the business (e.g., patents and technology, customer lists and contracts) are recorded at cost (fair value at the time of acquisition) and reported as “Other intangible assets, net” in the Consolidated Balance Sheets. Costs to renew or extend the term of identifiable intangible assets are expensed as incurred. The Company does not amortize goodwill or indefinite-lived intangible assets. Intangible assets with determinable lives are amortized on a straight-line basis over the shorter of the legal or useful life of the assets, which range from 1 to 30 years (see Note 6).

Impairment—The Company reviews property and equipment and all amortizable intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based on estimated undiscounted cash flows or other relevant observable measures. The Company tests goodwill for impairment annually, or when events or changes in circumstances indicate impairment may exist, by comparing the estimated fair value of each reporting unit to its carrying value to determine if there is an indication that a potential impairment may exist.

During the years ended December 31, 2012 and 2011, long-lived asset impairments of $23 and $32, respectively, were included in “Asset impairments” in the Consolidated Statements of Operations. In addition, during the years ended December 31, 2012, 2011 and 2010, the Company recorded accelerated depreciation on closing facilities of $8, $3 and $1, respectively.

Long-Lived and Amortizable Intangible Assets

In 2012, as a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company recorded impairments of $15 and $6 on these assets in its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively.

In 2012, as a result of market weakness and the loss of a customer, resulting in lower future cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company recorded impairments of $2 on these assets in its Forest Products Resins segment.

In 2011, as a result of the likelihood that certain long-lived assets would be sold before the end of their estimated useful lives in order to bring manufacturing capacity in line with current market demand, the Company recorded impairment charges of $2 and $12 on these assets within its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively.

In 2011, as a result of the permanent closure of a large customer in the second quarter of 2011 and continued competitive pressures resulting in successive periods of negative cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company recorded impairment charges of $18 on these assets in its Forest Products Resins segment.

Goodwill

The Company performs an annual assessment of qualitative factors to determine whether the existence of any events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets. If, after assessing all events and circumstances, the Company determines it is more likely than not that the fair value of a reporting unit is less than the carrying amount of the reporting unit’s net assets, the Company uses a probability weighted market and income approach to estimate the fair value of the reporting unit. The Company’s market approach is a comparable analysis technique commonly used in the investment banking and private equity industries based on the EBITDA (earnings before interest, income taxes, depreciation and amortization) multiple technique. Under this technique, estimated fair value is the result of a market-based EBITDA multiple that is applied to an appropriate historical EBITDA amount, adjusted for the additional fair value that would be assigned by a market participant obtaining control over the reporting unit. The Company’s income approach is a discounted cash flow model. When the carrying amount of the reporting unit’s goodwill is greater than the estimated fair value of the reporting unit’s goodwill, an impairment loss is recognized for the difference.

At October 1, 2012 and 2011, the estimated fair value of the reporting units exceeded the carrying amount of assets (including goodwill) and liabilities assigned to the reporting units.

General Insurance

General Insurance—The Company is generally insured for losses and liabilities for workers’ compensation, physical damage to property, business interruption and comprehensive general, product and vehicle liability under high-deductible insurance policies. The Company records losses when they are probable and reasonably estimable and amortizes insurance premiums over the life of the respective insurance policies.

Legal Claims and Costs

Legal Claims and Costs—The Company accrues for legal claims and costs in the period in which a claim is made or an event becomes known, if the amounts are probable and reasonably estimable. Each claim is assigned a range of potential liability and the most likely amount is accrued. If there is no amount in the range of potential liability that is most likely, the low end of the range is accrued. The amount accrued includes all costs associated with the claim, including settlements, assessments, judgments, fines and incurred legal fees (see Note 11).

Environmental Matters

Environmental Matters—Accruals for environmental matters are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated. Environmental accruals are reviewed on a quarterly basis and as events and developments warrant (see Note 11).

Asset Retirement Obligations

Asset Retirement Obligations—Asset retirement obligations are initially recorded at their estimated net present values in the period in which the obligation occurs, with a corresponding increase to the related long-lived asset. Over time, the liability is accreted to its settlement value and the capitalized cost is depreciated over the useful life of the related asset. When the liability is settled, a gain or loss is recognized for any difference between the settlement amount and the liability that was recorded.

Revenue Recognition

Revenue Recognition—Revenue for product sales, net of estimated allowances and returns, is recognized as risk and title to the product transfer to the customer, which either occurs at the time shipment is made or upon delivery. In situations where product is delivered by pipeline, risk and title transfers when the product moves across an agreed-upon transfer point, which is typically the customers’ property line. Product sales delivered by pipeline are measured based on daily flow meter readings. The Company’s standard terms of delivery are included in its contracts of sale or on its invoices.

Shipping and Handling

Shipping and Handling—Freight costs that are billed to customers are included in “Net sales” in the Consolidated Statements of Operations. Shipping costs are incurred to move the Company’s products from production and storage facilities to the customer. Handling costs are incurred from the point the product is removed from inventory until it is provided to the shipper and generally include costs to store, move and prepare the products for shipment. Shipping and handling costs are recorded in “Cost of sales” in the Consolidated Statements of Operations.

Research and Development Costs

Research and Development Costs—Funds are committed to research and development activities for technical improvement of products and processes that are expected to contribute to future earnings. All costs associated with research and development are charged to expense as incurred. Research and development and technical service expense was $69, $70 and $66 for the years ended December 31, 2012, 2011 and 2010, respectively, and is included in “Selling, general and administrative expense” in the Consolidated Statements of Operations.

Business Realignment Costs

Business Realignment Costs—The Company incurred “Business realignment costs” totaling $35, $15 and $20 for the years ended December 31, 2012, 2011 and 2010, respectively. These costs primarily represent expenses to implement productivity savings programs to reduce the Company’s cost structure and align manufacturing capacity with current volume demands (see Note 4). For the years ended December 31, 2012 and 2011, these costs also represent other minor headcount reduction programs.

Income Taxes

Income Taxes—The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of the assets and liabilities.

Deferred tax balances are adjusted to reflect tax rates, based on current tax laws, which will be in effect in the years in which temporary differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized (see Note 15).

Unrecognized tax benefits are generated when there are differences between tax positions taken in a tax return and amounts recognized in the consolidated financial statements. Tax benefits are recognized in the consolidated financial statements when it is more likely than not that a tax position will be sustained upon examination. Tax benefits are measured as the largest amount of benefit that is greater than 50% likely of being realized upon settlement. The Company classifies interest and penalties as a component of tax expense.

Derivative Financial Instruments

Derivative Financial Instruments—The Company is a party to forward exchange contracts, interest rate swaps, natural gas futures and electricity forward contracts to reduce its cash flow exposure to changes in interest rates and natural gas and electricity prices. The Company does not hold or issue derivative financial instruments for trading purposes. All derivative financial instruments, whether designated in hedging relationships or not, are recorded in the Consolidated Balance Sheets at fair value. If a derivative financial instrument is designated as a fair-value hedge, the changes in the fair value of the derivative financial instrument and the hedged item are recognized in earnings. If the derivative financial instrument is designated as a cash flow hedge, changes in the fair value of the derivative financial instrument are recorded in “Accumulated other comprehensive (loss) income” in the Consolidated Balance Sheets, to the extent effective, and are recognized in the Company’s Consolidated Statements of Operations when the hedged item impacts earnings. The cash flows from derivative financial instruments accounted for as hedges are classified in the same category as the item being hedged in the Consolidated Statements of Cash Flows. The Company documents effectiveness assessments in order to use hedge accounting at each reporting period (see Note 8).

Stock-Based Compensation

Stock-Based Compensation—Stock-based compensation cost is measured at the grant date based on the fair value of the award which is amortized as expense over the requisite service period on a graded-vesting basis (see Note 14).

Transfers of Financial Assets

Transfers of Financial Assets—The Company executes factoring and sales agreements with respect to its trade accounts receivable to support its working capital requirements. The Company accounts for these transactions as either sales-type or financing-type transfers of financial assets based on the terms and conditions of each agreement. For the portion of the sales price that is deferred in a reserve account and subsequently collected, the Company’s policy is to classify the cash in-flows as cash flows from operating activities as the predominant source of the cash flows pertains to the Company’s trade accounts receivable. The Company generated $0, $7 and $4 of cash for the years ended December 31, 2012, 2011 and 2010, respectively, related to the reserve account. When the Company retains the servicing rights on the transfers of accounts receivable, it measures these rights at fair value, if material.

Concentrations of Credit Risk

Concentrations of Credit Risk—Financial instruments that potentially subject the Company to concentrations of credit risk are primarily temporary investments and accounts receivable. The Company places its temporary investments with high quality institutions and, by policy, limits the amount of credit exposure to any one institution. Concentrations of credit risk for accounts receivable are limited due to the large number of customers in the Company’s customer base and their dispersion across many different industries and geographies. The Company generally does not require collateral or other security to support customer receivables.

Concentrations of Supplier Risk

Concentrations of Supplier Risk—The Company relies on long-term agreements with key suppliers for most of its raw materials. The loss of a key source of supply or a delay in shipments could have an adverse effect on its business. Should any of the suppliers fail to deliver or should any of the key long-term supply contracts be canceled, the Company would be forced to purchase raw materials at current market prices. The Company’s largest supplier provides 10% of raw material purchases. In addition, several of the feedstocks at various facilities are transported through a pipeline from one supplier.

Subsequent Events

Subsequent Events—The Company has evaluated events and transactions subsequent to March 31, 2013 through May 14, 2013, the date of issuance of its unaudited Condensed Consolidated Financial Statements.

Subsequent Events—The Company has evaluated events and transactions subsequent to December 31, 2012 through April 1, 2013, the date of issuance of its Consolidated Financial Statements.
Reclassifications	Reclassifications—Certain prior period balances have been reclassified to conform with current presentations.	Reclassifications—Certain prior period balances have been reclassified to conform with current presentations.
Recently Issued Accounting Standards

Recently Issued Accounting Standards

Newly Issued and Adopted Accounting Standards

On February 5, 2013, the Company adopted the provisions of Accounting Standards Update No. 2013-02: Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income (“ASU 2013-02”). ASU 2013-02 amended existing comprehensive income guidance and is intended to improve the reporting of reclassifications out of accumulated other comprehensive income. ASU 2013-02 requires entities to disclose additional detail about the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under U.S. GAAP to be reclassified in its entirety to net income. ASU 2013-02 allows an entity to provide information about the effects on net income of significant amounts reclassified out of each component of accumulated other comprehensive income on the face of the statement where net income is presented or as a separate disclosure in the notes to the financial statements. The adoption of ASU 2013-02 did not have a material impact on the Company’s unaudited Condensed Consolidated Financial Statements. See Note 12 for the disclosures required by ASU 2013-02.

Recently Issued Accounting Standards

Newly Adopted Accounting Standards

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-04: Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amended existing fair value measurement guidance and is intended to align U.S. GAAP and International Financial Reporting Standards. The guidance requires several new disclosures, including additional quantitative information about significant unobservable inputs used in Level 3 fair value measurements and a qualitative description of the valuation process for both recurring and nonrecurring Level 2 and Level 3 fair value measurements. ASU 2011-04 also requires the disclosure of all fair value measurements by fair value hierarchy level, amongst other requirements. The adoption of ASU 2011-04 did not have a material impact on the Company’s Consolidated Financial Statements. See Note 6 for the disclosures required by the adoption of ASU 2011-04.

On January 1, 2012, the Company adopted the provisions of Accounting Standards Update No. 2011-05: Comprehensive Income (“ASU 2011-05”), which was issued by the FASB in June 2011 and amended by Accounting Standards Update No. 2011-12: Comprehensive Income (“ASU 2011-12”) issued in December 2011. ASU 2011-05 amended presentation guidance by eliminating the option for an entity to present the components of comprehensive income as part of the statement of changes in stockholders’ equity and required presentation of comprehensive income in a single continuous financial statement or in two separate but consecutive financial statements. ASU 2011-12 deferred the effective date for amendments to the presentation of reclassifications of items out of accumulated other comprehensive income in ASU 2011-05. The amendments in ASU 2011-05 did not change the items that must be reported in other comprehensive income or when an item of comprehensive income must be reclassified to net income. The Company has presented comprehensive income in a separate and consecutive statement entitled, “Consolidated Statements of Comprehensive Income.”

Newly Issued Accounting Standards

There were no newly issued accounting standards in 2012 applicable to the Company’s Consolidated Financial Statements.

Impairment

Impairment—The Company reviews long-lived definite-lived assets for recoverability whenever events or changes in circumstances indicate that the carrying amount of these assets may not be recoverable. Recoverability is based on estimated undiscounted cash flows. Measurement of the loss, if any, is based on the difference between the carrying value and fair value.

During the three months ended March 31, 2012, the Company recorded the following asset impairments:

As a result of the likelihood that certain long-lived assets would be disposed of before the end of their estimated useful lives, resulting in lower future cash flows associated with these assets, the Company recorded impairments of $15 and $6 on these assets in its Epoxy, Phenolic and Coating Resins and Forest Products Resins segments, respectively.

As a result of market weakness and the loss of a customer, resulting in lower future cash flows associated with certain long-lived assets within the Company’s European forest products business, the Company recorded impairments of $2 on these assets in its Forest Products Resins segment.

In addition, the Company recorded accelerated depreciation of less than $1 and $6 related to closing facilities during the three months ended March 31, 2013 and 2012, respectively.

Background and Basis of Presentation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Impacts of Correcting Financial Statements

The impacts of correcting the unaudited Condensed Consolidated Statement of Cash Flows for the specified period are as follows:

Consolidated Statement of Cash Flows:	As Previously Reported	Adjustments	As Revised
Net cash provided by operating activities	$16	$2	$18
Cash and cash equivalents (unrestricted) at beginning of period	428	(12)	416
Cash and cash equivalents (unrestricted) at end of period	397	(10)	387

The impacts of correcting the financial statements for the specified periods are as follows:

Consolidated Balance Sheets:	As Previously Reported	Adjustments	As Revised
As of December 31, 2011
Cash and cash equivalents	$431	$(12)	$419
Accounts payable	393	(12)	381

Consolidated Statements of Cash Flows:	As Previously Reported	Adjustments	As Revised
Year Ended December 31, 2011
Net cash provided by operating activities	$151	$20	$171
Net cash provided by investing activities	45	(12)	33
Cash and cash equivalents (unrestricted) at beginning of year	180	(20)	160
Cash and cash equivalents (unrestricted) at end of year	428	(12)	416

Year Ended December 31, 2010
Net cash provided by operating activities	$45	$6	$51
Net cash used in investing activities	(99)	(6)	(105)
Cash and cash equivalents (unrestricted) at beginning of year	135	(20)	115
Cash and cash equivalents (unrestricted) at end of year	180	(20)	160

Restructuring (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Restructuring and Related Costs

The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Restructuring costs expected to be incurred	$25	$9	$1	$35
Cumulative restructuring costs incurred through December 31, 2012	$22	$9	$—	$31
Accrued liability at December 31, 2011	$6	$—	$—	$6
Restructuring charges	16	9	—	25
Payments	(13)	(9)	—	(22)

Accrued liability at December 31, 2012	$9	$—	$—	$9

The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Restructuring costs expected to be incurred	$13	$20	$2	$35
Cumulative restructuring costs incurred through December 31, 2012	$12	$19	$—	$31
Accrued liability at December 31, 2011	$1	$2	$3	$6
Restructuring charges (releases)	11	17	(3)	25
Payments	(5)	(17)	—	(22)

Accrued liability at December 31, 2012	$7	$2	$—	$9

The following table summarizes restructuring information by type of cost:

	Workforce Reductions	Site Closure Costs	Other Projects	Total
Cumulative restructuring costs incurred through December 31, 2010	$46	$5	$4	$55
Accrued liability at December 31, 2009	$20	$—	$—	$20
Restructuring charges	10	3	2	15
Payments	(23)	(3)	(2)	(28)

Accrued liability at December 31, 2010	$7	$—	$—	$7

The following table summarizes restructuring information by reporting segment:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Corporate and Other	Total
Cumulative restructuring costs incurred through December 31, 2010	$43	$5	$7	$55
Accrued liability at December 31, 2009	$15	$2	$3	$20
Restructuring charges	14	1	—	15
Payments	(24)	(2)	(2)	(28)

Accrued liability at December 31, 2010	$5	$1	$1	$7

Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Goodwill

The Company’s gross carrying amount and accumulated impairments of goodwill consist of the following as of December 31:

	2012				2011
	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Foreign Currency Translation	Net Book Value
Epoxy, Phenolic and Coating Resins	$88	$—	$2	$90	$88	$—	$2	$90
Forest Products Resins	81	—	(2)	79	81	—	(4)	77

Total	$169	$—	$—	$169	$169	$—	$(2)	$167

The changes in the net carrying amount of goodwill by segment for the years ended December 31, 2012 and 2011 are as follows:

	Epoxy, Phenolic and Coating Resins	Forest Products Resins	Total
Goodwill balance at December 31, 2010	$91	$78	$169
Foreign currency translation	(1)	(1)	(2)

Goodwill balance at December 31, 2011	90	77	167
Foreign currency translation	—	2	2

Goodwill balance at December 31, 2012	$90	$79	$169

Schedule of Finite-Lived Intangible Assets

The Company’s intangible assets with identifiable useful lives consist of the following as of December 31:

	2012				2011
	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Impairments	Accumulated Amortization	Net Book Value
Patents and technology	$110	$—	$(65)	$45	$110	$—	$(58)	$52
Customer lists and contracts	93	(17)	(49)	27	93	(17)	(44)	32
Other	25	—	(6)	19	25	—	(5)	20

Total	$228	$(17)	$(120)	$91	$228	$(17)	$(107)	$104

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated annual intangible amortization expense for 2013 through 2017 is as follows:

2013	$13
2014	12
2015	12
2016	11
2017	10

Fair Value (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring Basis

Following is a summary of assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
December 31, 2012
Derivative liabilities	$—	$(1)	$—	$(1)
December 31, 2011
Derivative liabilities	—	(3)	—	(3)

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis

Following is a summary of losses as a result of the Company measuring assets at fair value on a non-recurring basis during the years ended December 31, 2012 and 2011, all of which were valued using Level 3 inputs. There were no significant assets or liabilities measured at fair value on a non-recurring basis during the year ended December 31, 2010.

	Year Ended December 31,
	2012	2011
Long-lived assets held and used	$23	$31
Long-lived assets held for disposal/abandonment	—	1

Total	$23	$32

Fair Value, by Balance Sheet Grouping

The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
March 31, 2013
Debt	$3,788	$—	$3,748	$11	$3,759
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421

The following table summarizes the carrying amount and fair value of the Company’s non-derivative financial instruments:

	Carrying Amount	Fair Value
		Level 1	Level 2	Level 3	Total
December 31, 2012
Debt	$3,495	$—	$3,410	$11	$3,421
December 31, 2011
Debt	$3,539	$—	$3,214	$12	$3,226

Summary of Assets and Liabilities Measured at Fair Value on Recurring Basis

Following is a summary of assets and liabilities measured at fair value on a recurring basis as of March 31, 2013 and December 31, 2012:

	Fair Value Measurements Using			Total
	Level 1	Level 2	Level 3
March 31, 2013
Derivative liabilities	$—	$—	$—	$—
December 31, 2012
Derivative liabilities	$—	$(1)	$—	$(1)

Derivative Instruments and Hedging Activities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

The following tables summarize the Company’s derivative financial instruments, which are recorded as “Other current liabilities” in the unaudited Condensed Consolidated Balance Sheets:

	March 31, 2013		December 31, 2012
Liability Derivatives	Notional Amount	Fair Value Liability	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments:
Interest Rate Swaps
Interest swap—2010	$—	$—	$325	$—

Total		$—		$—

Derivatives not designated as hedging instruments:
Interest Rate Swap
Australian dollar interest swap	$6	$—	$6	$—
Commodity Contracts
Electricity contracts	3	—	3	(1)
Natural gas futures	2	—	3	—

Total		$—		$(1)

The following table summarizes the Company’s derivative financial instruments, which are recorded as “Other current liabilities” in the Consolidated Balance Sheets:

	2012				2011
Liability Derivatives	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments:
Interest Rate Swap
Interest swap—2010	2	—	$325	$—	367	—	$350	$(2)

Total				$—				$(2)

Derivatives not designated as hedging instruments:
Interest Rate Swap
Australian dollar interest swap	704	—	$6	$—	1,070	—	$6	$—
Commodity Contracts
Electricity contracts	—	—	3	(1)	—	—	3	(1)
Natural gas futures	—	—	3	—	—	—	5	—

Total				$(1)				$(1)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivatives in Cash Flow Hedging Relationship	Loss Recognized in OCI on Derivative for the Three Months Ended:		Location of Loss Reclassified from Accumulated OCI into Income	Loss Reclassified from Accumulated OCI into Income for the Three Months Ended:
	March 31, 2013	March 31, 2012		March 31, 2013	March 31, 2012
Interest Rate Swaps
Interest swap—2010	$—	$(1)	Interest expense, net	$(1)	$(1)

Total	$—	$(1)		$(1)	$(1)

Derivatives Not Designated as Hedging Instruments	Gain (Loss) Recognized in Income on Derivative for the Three Months Ended:		Location of Gain (Loss) Recognized in Income on Derivative
	March 31, 2013	March 31, 2012
Commodity Contracts
Electricity contracts	$—	$1	Cost of sales
Natural gas futures	—	(2)	Cost of sales

Total	$—	$(1)

The following tables summarize gains and losses recognized on the Company’s derivative financial instruments:

Derivatives in Cash Flow Hedging Relationship	Amount of Loss Recognized in OCI on Derivative for the Year Ended December 31:			Location of Loss Reclassified from Accumulated OCI into Income	Amount of Loss Reclassified from Accumulated OCI into Income for the Year Ended December 31:
	2012	2011	2010		2012	2011	2010
Interest Rate Swap
Interest swap—2010	$(2)	$(2)	$(2)	Interest expense, net	$(2)	$(3)	$—

Total	$(2)	$(2)	$(2)		$(2)	$(3)	$—

Derivatives Not Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in Income on Derivative for the Year Ended December 31:			Location of (Loss) Gain Recognized in Income on Derivative
	2012	2011	2010
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	$—	$(1)	$2	Other non-operating expense, net
Interest Rate Swap
Australian dollar interest swap	—	—	—	Other non-operating expense, net
Commodity Contracts
Electricity contracts	—	(1)	1	Cost of sales
Natural gas futures	(2)	(1)	(1)	Cost of sales

Total	$(2)	$(3)	$2

Debt and Lease Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Debt

Debt outstanding at March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013		December 31, 2012
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due 2015	$—	$—	$895	$15
Senior Secured Notes:
6.625% First-Priority Senior Secured Notes due 2020 (includes $8 of unamortized debt premium at March 31, 2013)	1,558	—	450	—
8.875% Senior Secured Notes due 2018 (includes $5 and $6 of unamortized debt discount at March 31, 2013 and December 31, 2012, respectively)	1,195	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014	—	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	60	2
Other Borrowings:
Australia Facility due 2014	45	5	31	5
Brazilian bank loans	19	37	18	41
Capital Leases	10	1	10	1
Other	3	16	4	12

Total	$3,727	$61	$3,419	$76

Debt outstanding at December 31 is as follows:

	2012		2011
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due May 2013 at 2.8% at December 31, 2011	$—	$—	$446	$8
Floating rate term loans due May 2015 at 4.1% and 4.2% at December 31, 2012 and 2011, respectively	895	15	910	15
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020	450	—	—	—
8.875% Senior Secured Notes due 2018 (includes $6 of unamortized discount at December 31, 2012 and 2011)	994	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014 at 4.9% and 5.0% at December 31, 2012 and 2011, respectively	120	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	62	—
Other Borrowings:
Australia Facility due 2014 at 6.1% and 6.8% at December 31, 2012 and 2011, respectively	31	5	36	5
Brazilian bank loans at 8.1% and 8.9% at December 31, 2012 and 2011, respectively	18	41	—	65
Capital Leases	10	1	11	1
Other at 3.8% and 5.7% at December 31, 2012 and 2011, respectively	4	12	4	23

Total non-affiliated debt	3,419	76	3,420	117
Affiliated debt:
Affiliated borrowings due on demand at 3.3% at December 31, 2011	—	—	—	2

Total affiliated debt	—	—	—	2

Total debt	$3,419	$76	$3,420	$119

Debentures

Debentures

	Origination Date	Interest Payable	Early Redemption
9.2% debentures due 2021	March 1991	March 15 September 15	None
7.875% debentures due 2023	May 1993	February 15 August 15	None
8.375% sinking fund debentures due 2016	April 1986	April 15 October 15	April 2006

Schedule of Maturities of Long-term Debt

Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2012 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2013	$75	$32	$3
2014	193	27	2
2015	907	22	2
2016	28	17	2
2017	—	14	2
2018 and thereafter	2,287	22	9

Total minimum payments	$3,490	$134	20

Less: Amount representing interest			(9)

Present value of minimum payments			$11

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Environmental Loss Contingencies by Site

The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at March 31, 2013 and December 31, 2012:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	March 31, 2013	December 31, 2012	March 31, 2013	December 31, 2012	Low	High
Geismar, LA	1	1	$16	$17	$10	$24
Superfund and offsite landfills— allocated share:
Less than 1%	17	22	1	1	1	2
Equal to or greater than 1%	12	12	7	6	5	14
Currently-owned	13	13	7	7	5	13
Formerly-owned:
Remediation	11	11	5	2	5	15
Monitoring only	4	4	1	1	—	1

Total	58	63	$37	$34	$26	$69

The following table summarizes all probable environmental remediation, indemnification and restoration liabilities, including related legal expenses, at December 31, 2012 and 2011:

	Number of Sites		Liability		Range of Reasonably Possible Costs
Site Description	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011	Low	High
Geismar, LA	1	1	$17	$17	$10	$24
Superfund and offsite landfills—allocated share:
Less than 1%	22	31	1	1	1	2
Equal to or greater than 1%	12	12	6	7	5	13
Currently-owned	13	12	7	5	5	13
Formerly-owned:
Remediation	11	10	2	1	2	15
Monitoring only	4	5	1	1	—	1

Total	63	71	$34	$32	$23	$68

Long-term Purchase Commitment

The Company is required to make minimum annual payments under these contracts as follows:

Year	Minimum Annual Purchase Commitments
2013	$278
2014	92
2015	64
2016	49
2017	48
2018 and beyond	235

Total minimum payments	766
Less: Amount representing interest	(43)

Present value of minimum payments	$723

Pension and Postretirement Expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Changes in Projected Benefit Obligations

The following table presents the change in benefit obligation, change in plan assets and components of funded status for the Company’s defined benefit pension and non-pension postretirement benefit plans for the years ended December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in Benefit Obligation
Benefit obligation at beginning of year	$286	$318	$278	$308	$14	$6	$13	$6
Service cost	3	8	2	8	—	1	—	—
Interest cost	12	17	14	17	1	—	1	—
Actuarial losses	25	143	14	3	—	2	1	—
Foreign currency exchange rate changes	—	6	—	(11)	—	—	—	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Plan amendments	2	—	—	—	—	—	—	—
Employee contributions	—	1	—	1	—	—	—	—

Benefit obligation at end of year	309	484	286	318	15	9	14	6
Change in Plan Assets
Fair value of plan assets at beginning of year	200	231	207	201	—	—	—	—
Actual return on plan assets	25	36	—	25	—	—	—	—
Foreign currency exchange rate changes	—	5	—	(9)	—	—	—	—
Employer contributions	19	14	15	21	—	1	1	—
Benefits paid	(19)	(9)	(22)	(8)	—	—	(1)	—
Employee contributions	—	1	—	1	—	—	—	—

Fair value of plan assets at end of year	225	278	200	231	—	1	—	—

Funded status of the plan at end of year	$(84)	$(206)	$(86)	$(87)	$(15)	$(8)	$(14)	$(6)

Amounts recognized in the Consolidated Balance Sheets, Accumulated Other Comprehensive Income and Other

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans	U.S. Plans	Non- U.S. Plans
Amounts recognized in the Consolidated Balance Sheets at December 31 consist of:
Noncurrent assets	$—	$—	$—	$35	$—	$—	$—	$—
Other current liabilities	—	(3)	—	(4)	(1)	—	(1)	—
Long-term pension and post employment benefit obligations	(84)	(203)	(86)	(118)	(14)	(8)	(13)	(6)
Accumulated other comprehensive loss (income)	164	103	157	8	(9)	1	(13)	(1)

Net amounts recognized	$80	$(103)	$71	$(79)	$(24)	$(7)	$(27)	$(7)
Amounts recognized in Accumulated other comprehensive income at December 31 consist of:
Net actuarial loss (gain)	$167	$119	$157	$1	$(4)	$1	$(4)	$(1)
Net prior service cost (benefit)	2	4	—	5	(2)	—	(9)	—
Deferred income taxes	(5)	(20)	—	2	(3)	—	—	—

Net amounts recognized	$164	$103	$157	$8	$(9)	$1	$(13)	$(1)
Accumulated benefit obligation	$309	$459	$286	$300
Accumulated benefit obligation for funded plans	307	304	284	190
Pension plans with underfunded or non-funded accumulated benefit obligations at December 31:
Aggregate projected benefit obligation	$309	$485	$284	$128
Aggregate accumulated benefit obligation	309	459	284	122
Aggregate fair value of plan assets	225	278	200	8
Pension plans with projected benefit obligations in excess of plan assets at December 31:
Aggregate projected benefit obligation	$309	$485	$286	$135
Aggregate fair value of plan assets	225	278	200	14

Components of Net Pension and Postretirement Expense

Following are the components of net pension and postretirement expense (benefit) recognized by the Company for the three months ended March 31, 2013 and 2012:

	Pension Benefits				Non-Pension Postretirement Benefits
	Three Months Ended March 31,				Three Months Ended March 31,
	2013		2012		2013		2012
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Service cost	$1	$4	$1	$2	$—	$—	$—	$—
Interest cost on projected benefit obligation	3	4	3	4	—	—	—	—
Expected return on assets	(4)	(2)	(4)	(3)	—	—	—	—
Amortization of prior service cost (benefit)	—	—	2	—	—	—	(2)	—
Amortization of actuarial loss	2	2	—	—	—	—	—	—

Net expense (benefit)	$2	$8	$2	$3	$—	$—	$(2)	$—

Following are the components of net pension and postretirement expense recognized for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$3	$2	$3	$8	$8	$8
Interest cost on projected benefit obligation	12	14	15	17	17	15
Expected return on assets	(16)	(17)	(16)	(13)	(12)	(11)
Amortization of prior service cost	—	—	—	1	1	—
Recognized actuarial loss	8	7	8	—	—	1

Net expense	$7	$6	$10	$13	$14	$13

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Service cost	$—	$—	$—	$1	$—	$—
Interest cost on projected benefit obligation	1	1	1	—	—	—
Amortization of prior service benefit	(8)	(10)	(11)	—	—	—
Recognized actuarial gain	—	(1)	—	(1)	—	—

Net benefit	$(7)	$(10)	$(10)	$—	$—	$—

Schedule of Amounts Recognized in Other Comprehensive Income (Loss)

The following amounts were recognized in “Other comprehensive loss” during the year ended December 31, 2012:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Net actuarial losses arising during the year	$17	$118	$—	$1	$17	$119
Prior service cost from plan amendments	2	—	—	—	2	—
Amortization of prior service (cost) benefit	—	(1)	7	—	7	(1)
Amortization of net (losses) gains	(7)	—	—	1	(7)	1

Loss recognized in other comprehensive loss	12	117	7	2	19	119
Deferred income taxes	(5)	(22)	(3)	—	(8)	(22)

Loss recognized in other comprehensive loss, net of tax	$7	$95	$4	$2	$11	$97

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year

The amounts in “Accumulated other comprehensive (loss) income” that are expected to be recognized as components of net periodic benefit cost (benefit) during the next fiscal year are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits		Total
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Prior service cost (benefit)	$—	$2	$(1)	$—	$(1)	$2
Net actuarial loss (gain)	10	10	(1)	—	9	10

Weighted Average Rates Used to Determine the Benefit Obligations

The weighted average rates used to determine the benefit obligations were as follows at December 31:

	Pension Benefits				Non-Pension Postretirement Benefits
	2012		2011		2012		2011
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Discount rate	3.5%	3.5%	4.4%	5.6%	3.3%	4.3%	4.2%	5.4%
Rate of increase in future compensation levels	—	3.0%	—	3.3%	—	—	—	—
The weighted average assumed health care cost trend rates are as follows at December 31:
Health care cost trend rate assumed for next year	—	—	—	—	7.5%	6.7%	7.7%	7.1%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	—	—	—	—	4.5%	4.5%	4.5%	4.5%
Year that the rate reaches the ultimate trend rate	—	—	—	—	2030	2030	2029	2030

Weighted Average Rates Used to Determine Net Periodic Pension Expense Benefit

The weighted average rates used to determine net periodic pension expense (benefit) were as follows for the years ended December 31:

	Pension Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.4%	5.1%	5.7%	5.6%	5.5%	5.5%
Rate of increase in future compensation levels	—	—	4.0%	3.3%	3.3%	3.3%
Expected long-term rate of return on plan assets	8.0%	8.0%	8.0%	5.8%	5.8%	5.8%

	Non-Pension Postretirement Benefits
	U.S. Plans			Non-U.S. Plans
	2012	2011	2010	2012	2011	2010
Discount rate	4.2%	4.9%	5.4%	5.4%	5.6%	6.3%

Schedule of Allocation of Plan Assets

The Company observes local regulations and customs governing its European pension plans in determining asset allocations, which generally require a blended weight leaning toward more fixed income securities, including government bonds.

	Actual		Target 2013
	2012	2011
Weighted average allocations of U.S. pension plan assets at December 31:
Equity securities	39%	54%	40%
Debt securities	60%	45%	50%
Cash, short-term investments and other	1%	1%	10%

Total	100%	100%	100%

Weighted average allocations of non-U.S. pension plan assets at December 31:
Equity securities	19%	9%	21%
Debt securities	81%	91%	79%

Total	100%	100%	100%

Schedule of Fair Value of U.S. Pension Plan Investments

The following table presents U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total
Large cap equity funds (a)	$—	$56	$—	$56	$—	$75	$—	$75
Small/mid cap equity funds (a)	—	17	—	17	—	17	—	17
Other international equity (a)	—	39	—	39	—	17	—	17
Debt securities/fixed income (b)	—	111	—	111	—	89	—	89
Cash, money market and other (c)	—	2	—	2	—	2	—	2

Total	$—	$225	$—	$225	$—	$200	$—	$200

(a)	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
(b)	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
(c)	Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.
(d)

Liability driven investments consist of a series of funds designed to provide returns matched to expected future cash flows, and include approximately 70% investments in fixed income securities targeting returns in line with 3-month euribor in the medium term, and 30% swaps, with an underlying portfolio of bonds and cash to counterbalance changes in the value of the swaps.

(e)	The fund provides a mix of approximately 60% equity and 40% fixed income securities that achieves the target asset mix for the plan.

Schedule of Fair Value of non-U.S. Pension Plan Investments

The following table presents non-U.S. pension plan investments measured at fair value on a recurring basis as of December 31, 2012 and 2011:

	Fair Value Measurements Using
	2012				2011
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobserv- able Inputs (Level 3)	Total
U.S. equity (a)	$—	$—	$—	$—	$—	$15	$—	$15
Other international equity (a)	—	51	—	51	—	4	—	4
Debt securities/fixed income (a)	—	211	—	211	—	136	—	136
Liability driven investments (b)(d)	—	—	—	—	—	62	—	62
Balanced pooled funds (a)(e)	—	11	—	11	—	8	—	8
Pooled insurance products with fixed income guarantee (a)	—	5	—	5	—	6	—	6

Total	$—	$278	$—	$278	$—	$231	$—	$231

(a)	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
(b)	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
(c)	Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.
(d)

Liability driven investments consist of a series of funds designed to provide returns matched to expected future cash flows, and include approximately 70% investments in fixed income securities targeting returns in line with 3-month euribor in the medium term, and 30% swaps, with an underlying portfolio of bonds and cash to counterbalance changes in the value of the swaps.

(e)	The fund provides a mix of approximately 60% equity and 40% fixed income securities that achieves the target asset mix for the plan.

Schedule of Expected Benefit Payments

Estimated future plan benefit payments as of December 31, 2012 are as follows:

	Pension Benefits		Non-Pension Postretirement Benefits
Year	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
2013	$21	$9	$1	$—
2014	21	10	1	—
2015	20	11	1	—
2016	19	12	1	—
2017	29	12	1	—
2018-2022	84	83	5	2

Share Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Existing Stock Based Compensation Plans and Outstanding Sahres

The following is a summary of key terms of the stock-based awards granted to MSC employees under the 2011 Equity Plan on March 8, 2013:

Award	Units Granted	Vesting Terms	Option/Unit Term
Unit Options	3,971,667	Time-vest ratably over 4 years; Accelerated vesting six months after a change of control event as defined by the 2011 Equity Plan	10 years

Restricted Deferred Units (“RDUs”)	3,136,150	Performance-based: Vest upon the earlier of 1) one year from the achievement of the targeted common unit value and a realization event or 2) six months from the achievement of the targeted common unit value and a change in control event, as such terms are defined by the 2011 Equity Plan	N/A

The following is a summary of existing stock based compensation plans and outstanding shares as of December 31, 2012:

Plan Name	Shares Outstanding	Plan Expiration	Vesting Terms/Status	Option Term	Number of Shares Authorized
Resolution Performance 2000 Stock Option Plan		November 2010		8 yrs 30 days(1)	n/a plan expired
Tranche A options	21,844		Fully vested
Tranche B performance options	43,731		Fully vested
Resolution Performance 2000 Non-Employee Directors Option Plan	302,433	November 2010	Fully vested	8 yrs 30 days(2)	n/a plan expired
Resolution Specialty Materials 2004 Stock Option Plan		October 2014		8 yrs 30 days(3)	1,027,197
Tranche A options	23,775		Fully vested
Tranche B performance options	47,552		Fully vested
Director options	142,664		Fully vested
BHI Acquisition Corp. 2004 Stock Incentive Plan		August 2014		10 years(4)	3,670,635
Tranche A options	891,279		Fully vested
Tranche B performance options	891,279		Fully vested
Director options	84,423		Director grants vest upon IPO / change in control
Director options	28,141		Fully vested
Hexion LLC 2007 Long-Term Incentive Plan		April 2017			1,700,000
Options to purchase units	385,500		Vest upon attainment of performance targets upon change in control	8 years(5)
Restricted stock units	94,000		Fully vested	n/a
Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan		February 2021		10 years	20,800,000	(9)
Unit Options and Restricted Deferred Units (“RDUs”):
Tranche A Options and RDUs (6)	Options: 2,725,082 RDUs: 918,975		Time-vest ratably over 4 years; Accelerated vesting six months after certain change of control transactions as defined by the 2011 Equity Plan
Tranche B Options and RDUs (7)	Options: 1,362,533 RDUs: 454,172		Performance-based: Vest upon the earlier of i) the two year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions
Tranche C Options and RDUs (8)	Options: 1,362,533 RDUs: 454,172		Performance-based: Vest upon the earlier of i) the one year anniversary from the date of the achievement of the targeted common unit value following certain corporate transactions or ii) the six month anniversary from the date the targeted common unit value is achieved following certain change of control transactions

(1)	63,679 Options granted between November 2000 and January 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(2)	302,433 Options granted between November 2000 and November 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(3)	213,991 Options granted between October 2004 and December 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(4)	1,895,122 Options granted between August 2004 and October 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(5)	381,500 Options granted in April 2007 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
(6)	527,028 Tranche A Options and 181,830 Tranche A RDUs related to employees of MPM were also outstanding as of December 31, 2012
(7)	261,737 Tranche B Options and 87,247 Tranche B RDUs related to employees of MPM were also outstanding as of December 31, 2012
(8)	261,737 Tranche C Options and 87,247 Tranche C RDUs related to employees of MPM were also outstanding as of December 31, 2012
(9)	The number of shares authorized under this plan was increased from 13,900,000 to 20,800,000 in March 2013

Schedule of Share-based Compensation, Stock Options, Activity

Following is a summary of the Company’s stock option plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Exercise Price
Options outstanding at December 31, 2011	8,704,289	$5.61
Options granted	—	$—
Options exercised	—	$—
Options forfeited	(391,520)	$5.40

Options outstanding at December 31, 2012	8,312,769	$5.62

Exercisable at December 31, 2012	3,722,963	$5.89
Expected to vest at December 31, 2012	1,342,986	$5.03

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity

Following is a summary of the Company’s restricted unit plan activity for the year ended December 31, 2012:

	Momentive Holdings Common Units	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	1,661,724	$4.69
Restricted units granted	—	$—
Restricted units vested	(227,092)	$4.85
Restricted units forfeited	(65,065)	$4.69

Nonvested at December 31, 2012	1,369,567	$4.66

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit)

Income tax (benefit) expense detail for continuing operations for the years ended December 31, is as follows:

	2012	2011	2010
Current
Federal	$—	$—	$—
State and local	(2)	—	2
Foreign	12	30	45

Total current	10	30	47

Deferred
Federal	(365)	(2)	1
State and local	(8)	—	—
Foreign	(2)	(25)	(13)

Total deferred	(375)	(27)	(12)

Income tax (benefit) expense	$(365)	$3	$35

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the differences between income taxes for continuing operations that were computed at the federal statutory tax rate of 35% and provisions for income taxes for the years ended December 31 follows:

	2012	2011	2010
Income tax (benefit) expense computed at federal statutory tax rate	$(21)	$36	$85
State tax provision, net of federal benefits	—	1	—
Foreign tax rate differential	8	(4)	23
Foreign source (loss) income subject to U.S. taxation	(6)	(15)	25
Other income not deductible for tax	(14)	(6)	(69)
Decrease in the taxes due to changes in valuation allowance	(302)	(7)	(55)
Additional (benefit) tax on foreign unrepatriated earnings	(30)	(2)	1
Additional expense for uncertain tax positions	—	—	25
Changes in enacted tax rates	—	—	(1)
Adjustments of prior year estimates and other	—	—	1

Income tax (benefit) expense	$(365)	$3	$35

Schedule of Income before Income Tax, Domestic and Foreign

The domestic and foreign components of the (loss) income from continuing operations before income taxes for the years ended December 31, is as follows:

	2012	2011	2010
Domestic	$64	$101	$297
Foreign	(124)	2	(53)

Total	$(60)	$103	$244

Schedule of Deferred Tax Assets and Liabilities

The tax effects of significant temporary differences and net operating loss and credit carryforwards, which comprise the deferred tax assets and liabilities at December 31, is as follows:

	2012	2011
Assets
Non-pension post-employment	$9	$8
Accrued and other expenses	72	77
Property, plant and equipment	4	3
Loss and credit carryforwards	595	522
Pension liabilities	66	35

Gross deferred tax assets	746	645
Valuation allowance	(141)	(432)

Net deferred tax asset	605	213

Liabilities
Property, plant and equipment	(163)	(168)
Unrepatriated earnings of foreign subsidiaries	(57)	(78)
Intangibles	(34)	(25)

Gross deferred tax liabilities	(254)	(271)

Net deferred tax asset (liability)	$351	$(58)

The following table summarizes the presentation of the net deferred tax asset (liability) in the Consolidated Balance Sheets at December 31:

	2012	2011
Assets
Current deferred income taxes (Other current assets)	$21	$10
Long-term deferred income taxes	348	4
Liabilities
Current deferred income taxes (Other current liabilities)	—	—
Long-term deferred income taxes	(18)	(72)

Net deferred tax asset (liability)	$351	$(58)

Summary of Valuation Allowance

The following table summarizes the changes in the valuation allowance for the years ended December 31, 2012, 2011 and 2010:

	Balance at Beginning of Period	Changes in Related Gross Deferred Tax Assets/Liabilities	Charge/Release	Balance at End of Period
Valuation allowance on Deferred tax assets:
Year ended December 31, 2010	$579	$(45)	$(55)	$479
Year ended December 31, 2011	479	(40)	(7)	432
Year ended December 31, 2012	432	11	(302)	141

Reconciliation of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011
Balance at beginning of year	$80	$85
Additions based on tax positions related to the current year	8	2
Additions for tax positions of prior years	5	1
Reductions for tax positions of prior years	(2)	(1)
Settlements	—	(2)
Foreign currency translation	1	(5)

Balance at end of year	$92	$80

Summarized Financial Information of Unconsolidated Affiliate (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Variable Interest Entities

Summarized financial information of the unconsolidated affiliate HAI as of March 31, 2013 and December 31, 2012 and for the three months ended March 31, 2013 and 2012 is as follows:

	March 31, 2013	December 31, 2012
Current assets	$36	$40
Non-current assets	11	12
Current liabilities	23	18
Non-current liabilities	—	—

	Three Months Ended March 31,
	2013	2012
Net sales	$45	$50
Gross profit	11	13
Pre-tax income	7	9
Net income	7	9

Summarized financial information of the unconsolidated affiliate HAI as of December 31, 2012 and December 31, 2011 and for the years ended December 31, 2012, 2011 and 2010 is as follows:

	December 31, 2012	December 31, 2011
Current assets	$40	$35
Non-current assets	12	13
Current liabilities	18	21
Non-current liabilities	—	—

	Year Ended December 31,
	2012	2011	2010
Net sales	$207	$206	$163
Gross profit	52	49	34
Pre-tax income	31	29	16
Net income	31	29	16

Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Segment Reporting Information, by Segment

Segment EBITDA:

	Three Months Ended March 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$68	$114
Forest Products Resins	55	46
Corporate and Other (2)	(18)	(14)

(2)	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.

Net Sales to Unaffiliated Customers (1):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$3,022	$3,424	$2,990
Forest Products Resins	1,734	1,783	1,607

Total	$4,756	$5,207	$4,597

Segment EBITDA:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins (2)	$337	$506	$491
Forest Products Resins (3)	201	180	177
Corporate and Other	(48)	(51)	(61)

Total Assets:

	As of December 31,
	2012	2011
Epoxy, Phenolic and Coating Resins	$1,694	$1,688
Forest Products Resins	760	790
Corporate and Other	871	618

Total	$3,325	$3,096

Depreciation and Amortization Expense, by Segment

Depreciation and Amortization Expense:

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$109	$113	$111
Forest Products Resins	38	49	47
Corporate and Other	6	5	6

Total	$153	$167	$164

Capital Expenditures by Segment

Capital Expenditures (4):

	Year Ended December 31,
	2012	2011	2010
Epoxy, Phenolic and Coating Resins	$89	$89	$77
Forest Products Resins	41	36	34
Corporate and Other	3	14	3

Total	$133	$139	$114

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.
(2)	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
(3)	Included in the Forest Products Resins Segment EBITDA are “Earnings from unconsolidated entities, net of taxes” of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
(4)	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.

Reconciliation of Segment EBITDA to Net Income

Reconciliation of Segment EBITDA to Net Loss:

	Three Months Ended March 31,
	2013	2012
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$68	$114
Forest Products Resins	55	46
Corporate and Other	(18)	(14)

Reconciliation:
Items not included in Segment EBITDA:
Asset impairments	—	(23)
Business realignment costs	(9)	(15)
Integration costs	(3)	(5)
Other	(11)	(18)

Total adjustments	(23)	(61)
Interest expense, net	(74)	(65)
Loss on extinguishment of debt	(6)	—
Income tax benefit	32	2
Depreciation and amortization	(38)	(38)

Net loss	$(4)	$(16)

Reconciliation of Segment EBITDA to Net Income:

	Year Ended December 31,
	2012	2011	2010
Segment EBITDA:
Epoxy, Phenolic and Coating Resins	$337	$506	$491
Forest Products Resins	201	180	177
Corporate and Other	(48)	(51)	(61)

Reconciliation:
Items not included in Segment EBITDA:
Terminated merger and settlement income, net	—	—	171
Asset impairments and other non-cash charges	(54)	(41)	(8)
Business realignment costs	(35)	(15)	(20)
Integration costs	(12)	(19)	—
Net income (loss) from discontinued operations	—	2	(3)
Other	(14)	(12)	(28)

Total adjustments	(115)	(85)	112
Loss on extinguishment of debt	—	—	(30)
Interest expense, net	(263)	(262)	(276)
Income tax benefit (expense)	365	(3)	(35)
Depreciation and amortization	(153)	(167)	(164)

Net income	$324	$118	$214

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area

Net Sales to Unaffiliated Customers (1):

	Year Ended December 31,
	2012	2011	2010
United States	$2,005	$2,130	$1,861
Netherlands	902	1,051	938
Germany	298	402	347
Canada	336	304	244
Other international	1,215	1,320	1,207

Total	$4,756	$5,207	$4,597

(1)	Sales are attributed to the country in which the individual business locations reside.

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country	Long-Lived Assets as of December 31:

	As of December 31,
	2012	2011
United States	$582	$597
Netherlands	230	237
Germany	123	131
Other international	492	515

Total	$1,427	$1,480

Segment Information Regarding Net Sales

Net Sales (1):

	Three Months Ended March 31,
	2013	2012
Epoxy, Phenolic and Coating Resins	$765	$794
Forest Products Resins	427	442

Total	$1,192	$1,236

(1)	Intersegment sales are not significant and, as such, are eliminated within the selling segment.

Guarantor/Non-Guarantor Subsidiary Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Increases from Previously Reported Amounts due to Revisions

The revisions resulted in the following increases:

	Increases from previously reported amounts
	As of December 31, 2011
	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries
Assets:
Intercompany accounts receivable	$102	$46	$—	$257
Intercompany loans receivable—current portion	203	—	—	713
Intercompany loans receivable	649	1,907	22	4,592
Liabilities:
Intercompany accounts payable	$102	$46	$—	$257
Intercompany loans payable within one year	203	—	—	713
Intercompany loans payable	649	1,907	22	4,592

Condensed Consolidating Balance Sheet

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET (Unaudited)

MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$262	$—	$—	$138	$—	$400
Short-term investments	—	—	—	6	—	6
Accounts receivable, net	195	—	—	418	—	613
Intercompany accounts receivable	104	67	—	400	(571)	—
Intercompany loans receivable—current portion	239	—	—	357	(596)	—
Inventories:
Finished and in-process goods	120	—	—	187	—	307
Raw materials and supplies	42	—	—	80	—	122
Other current assets	36	—	—	54	—	90

Total current assets	998	67	—	1,640	(1,167)	1,538

Investment in unconsolidated entities	166	—	30	34	(176)	54
Deferred income taxes	375	—	—	8	—	383
Other assets, net	34	63	3	35	—	135
Intercompany loans receivable	1,144	3,383	28	3,704	(8,259)	—
Property and equipment, net	491	—	—	653	—	1,144
Goodwill	93	—	—	74	—	167
Other intangible assets, net	51	—	—	38	—	89

Total assets	$3,352	$3,513	$61	$6,186	$(9,602)	$3,510

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$175	$—	$—	$328	$—	$503
Intercompany accounts payable	102	4	—	465	(571)	—
Debt payable within one year	2	—	—	59	—	61
Intercompany loans payable within one year	199	—	—	397	(596)	—
Interest payable	5	85	—	—	—	90
Income taxes payable	7	—	—	—	—	7
Accrued payroll and incentive compensation	17	—	—	31	—	48
Other current liabilities	67	—	—	57	—	124

Total current liabilities	574	89	—	1,337	(1,167)	833

Long-term liabilities:
Long-term debt	329	3,327	—	71	—	3,727
Intercompany loans payable	3,414	—	7	4,838	(8,259)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	355	—	87	—	(442)	—
Long-term pension and post employment benefit obligations	96	—	—	208	—	304
Deferred income taxes	4	2	—	13	—	19
Other long-term liabilities	122	6	—	41	—	169

Total liabilities	4,894	3,424	94	6,508	(9,868)	5,052

Total (deficit) equity	(1,542)	89	(33)	(322)	266	(1,542)

Total liabilities and (deficit) equity	$3,352	$3,513	$61	$6,186	$(9,602)	$3,510

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable—current portion	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81

Total current assets	923	52	—	1,706	(1,282)	1,399

Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	11	—	348
Other assets, net	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91

Total assets	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

Liabilities and (Deficit) Equity
Current liabilities:
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129

Total current liabilities	535	55	1	1,421	(1,282)	730

Long term liabilities:
Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	120	6	—	40	—	166

Total liabilities	4,241	2,204	115	6,704	(8,622)	4,642

Total (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)

Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $18, respectively)	$276	$—	$—	$143	$—	$419
Short-term investments	—	—	—	5	—	5
Accounts receivable, net	177	—	—	350	—	527
Intercompany accounts receivable	126	52	—	318	(496)	—
Intercompany loans receivable—current portion	162	—	—	624	(786)	—
Inventories:
Finished and in-process goods	109	—	—	153	—	262
Raw materials and supplies	35	—	—	70	—	105
Other current assets	38	—	—	43	—	81

Total current assets	923	52	—	1,706	(1,282)	1,399

Investment in unconsolidated entities	252	—	42	18	(270)	42
Deferred income taxes	337	—	—	11	—	348
Other assets, net	—	42	28	39	—	109
Intercompany loans receivable	773	2,273	27	3,835	(6,908)	—
Property and equipment, net	493	—	—	674	—	1,167
Goodwill	93	—	—	76	—	169
Other intangible assets, net	53	—	—	38	—	91

Total assets	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$136	$—	$—	$282	$—	$418
Intercompany accounts payable	96	4	1	395	(496)	—
Debt payable within one year	13	—	—	63	—	76
Intercompany loans payable within one year	197	—	—	589	(786)	—
Interest payable	12	51	—	—	—	63
Income taxes payable	3	—	—	1	—	4
Accrued payroll and incentive compensation	14	—	—	26	—	40
Other current liabilities	64	—	—	65	—	129

Total current liabilities	535	55	1	1,421	(1,282)	730

Long-term debt	860	2,138	—	421	—	3,419
Intercompany loans payable	2,303	4	7	4,594	(6,908)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	325	—	107	—	(432)	—
Long-term pension and post employment benefit obligations	98	—	—	211	—	309
Deferred income taxes	—	1	—	17	—	18
Other long-term liabilities	120	6	—	40	—	166

Total liabilities	4,241	2,204	115	6,704	(8,622)	4,642

Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)
Noncontrolling interest	—	—	—	—	—	—

Total (deficit) equity	(1,317)	163	(18)	(307)	162	(1,317)

Total liabilities and (deficit) equity	$2,924	$2,367	$97	$6,397	$(8,460)	$3,325

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING BALANCE SHEET

DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents (including restricted cash of $0 and $3, respectively)	$212	$—	$—	$207	$—	$419
Short-term investments	—	—	—	7	—	7
Accounts receivable, net	206	—	—	386	—	592
Intercompany accounts receivable	102	46	—	257	(405)	—
Intercompany loans receivable—current portion	203	—	—	713	(916)	—
Inventories:
Finished and in-process goods	116	—	—	138	—	254
Raw materials and supplies	33	—	—	70	—	103
Other current assets	27	—	—	45	—	72

Total current assets	899	46	—	1,823	(1,321)	1,447

Investment in unconsolidated entities	288	—	20	13	(295)	26
Deferred income taxes	—	—	—	4	—	4
Other assets, net	11	36	20	72	—	139
Intercompany loans receivable	649	1,907	22	4,592	(7,170)	—
Property and equipment, net	504	—	—	705	—	1,209
Goodwill	93	—	—	74	—	167
Other intangible assets, net	59	—	—	45	—	104

Total assets	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096

Liabilities and (Deficit) Equity
Current liabilities
Accounts payable	$125	$—	$—	$256	$—	$381
Intercompany accounts payable	78	4	1	322	(405)	—
Debt payable within one year	17	—	—	100	—	117
Intercompany loans payable within one year	238	—	—	678	(916)	—
Affiliated debt payable within one year	2	—	—	—	—	2
Interest payable	14	44	—	3	—	61
Income taxes payable	1	—	—	14	—	15
Accrued payroll and incentive compensation	26	—	—	31	—	57
Other current liabilities	69	—	—	63	—	132

Total current liabilities	570	48	1	1,467	(1,321)	765
Long-term debt	1,134	1,688	—	598	—	3,420
Intercompany loans payable	1,903	4	6	5,257	(7,170)	—
Accumulated losses of unconsolidated subsidiaries in excess of investment	192	—	—	—	(192)	—
Long-term pension and post employment benefit obligations	99	—	—	124	—	223
Deferred income taxes	30	2	—	40	—	72
Other long-term liabilities	116	6	—	34	—	156
Advance from affiliates	225	—	—	—	—	225

Total liabilities	4,269	1,748	7	7,520	(8,683)	4,861

Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity	(1,766)	241	55	(193)	(103)	(1,766)
Noncontrolling interest	—	—	—	1	—	1

Total (deficit) equity	(1,766)	241	55	(192)	(103)	(1,765)

Total liabilities and (deficit) equity	$2,503	$1,989	$62	$7,328	$(8,786)	$3,096

Condensed Consolidating Statement of Operations

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$537	$—	$—	$708	$(53)	$1,192
Cost of sales	464	—	—	638	(53)	1,049

Gross profit	73	—	—	70	—	143
Selling, general and administrative expense	28	—	—	64	—	92
Business realignment costs	4	—	—	5	—	9
Other operating expense (income), net	4	(4)	—	(3)	—	(3)

Operating income	37	4	—	4	—	45
Interest expense, net	10	61	—	3	—	74
Intercompany interest expense (income)	44	(63)	—	19	—	—
Loss on extinguishment of debt	2	—	—	4	—	6
Other non-operating expense (income), net	15	—	—	(10)	—	5

(Loss) income before income tax and (losses) earnings from unconsolidated entities	(34)	6	—	(12)	—	(40)
Income tax (benefit) expense	(38)	1	—	5	—	(32)

Income (loss) before earnings from unconsolidated entities	4	5	—	(17)	—	(8)
(Losses) earnings from unconsolidated entities, net of taxes	(8)	—	(6)	1	17	4

Net (loss) income	$(4)	$5	$(6)	$(16)	$17	$(4)

Comprehensive (loss) income	$(17)	$4	$(7)	$(16)	$19	$(17)

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$538	$—	$—	$769	$(71)	$1,236
Cost of sales	458	—	—	677	(71)	1,064

Gross profit	80	—	—	92	—	172
Selling, general and administrative expense	30	—	—	55	—	85
Asset impairments	—	—	—	23	—	23
Business realignment costs	2	—	—	13	—	15
Other operating expense, net	1	—	—	4	—	5

Operating income (loss)	47	—	—	(3)	—	44
Interest expense, net	16	39	—	10	—	65
Intercompany interest expense (income)	30	(42)	—	12	—	—
Other non-operating (income) expense, net	(11)	—	(1)	14	—	2

Income (loss) before income tax and earnings from unconsolidated entities	12	3	1	(39)	—	(23)
Income tax benefit	(1)	—	—	(1)	—	(2)

Income (loss) before (losses) earnings from unconsolidated entities	13	3	1	(38)	—	(21)
(Losses) earnings from unconsolidated entities, net of taxes	(29)	—	(2)	—	36	5

Net (loss) income	$(16)	$3	$(1)	$(38)	$36	$(16)

Comprehensive income (loss)	$13	$4	$(1)	$(21)	$18	$13

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,120	$—	$—	$2,902	$(266)	$4,756
Cost of sales	1,800	—	—	2,626	(266)	4,160

Gross profit	320	—	—	276	—	596
Selling, general and administrative expense	61	—	—	261	—	322
Asset impairments	—	—	—	23	—	23
Business realignment costs	9	—	—	26	—	35
Other operating expense (income), net	6	2	(1)	7	—	14

Operating income (loss)	244	(2)	1	(41)	—	202
Interest expense, net	59	176	—	28	—	263
Intercompany interest expense (income)	132	(186)	(1)	55	—	—
Other non-operating (income) expense, net	(8)	(2)	—	9	—	(1)

Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	61	10	2	(133)	—	(60)
Income tax (benefit) expense	(371)	—	—	6	—	(365)

Income (loss) from continuing operations before earnings from unconsolidated entities	432	10	2	(139)	—	305
(Losses) earnings from unconsolidated entities, net of taxes	(108)	—	(71)	3	195	19

Net income (loss)	$324	$10	$(69)	$(136)	$195	$324

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$230	$13	$(69)	$(229)	$285	$230

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,246	$—	$—	$3,254	$(293)	$5,207
Cost of sales	1,856	—	—	2,910	(293)	4,473

Gross profit	390	—	—	344	—	734
Selling, general and administrative expense	110	—	—	225	—	335
Asset impairments	4	—	—	28	—	32
Business realignment costs	2	—	—	13	—	15
Other operating (income) expense, net	(20)	—	(1)	5	—	(16)

Operating income	294	—	1	73	—	368
Interest expense, net	69	150	—	43	—	262
Intercompany interest expense (income)	121	(170)	(1)	50	—	—
Other non-operating expense (income), net	8	—	—	(5)	—	3

Income (loss) from continuing operations before income tax, earnings from unconsolidated entities	96	20	2	(15)	—	103
Income tax (benefit) expense	(8)	1	—	10	—	3

Income (loss) from continuing operations before earnings from unconsolidated entities	104	19	2	(25)	—	100
Earnings from unconsolidated entities, net of taxes	32	—	22	1	(39)	16

Net income (loss) from continuing operations	136	19	24	(24)	(39)	116
Net (loss) income from discontinued operations	(18)	—	—	20	—	2

Net income (loss)	$118	$19	$24	$(4)	$(39)	$118

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$47	$20	$23	$(19)	$(24)	$47

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$2,002	$—	$—	$2,934	$(339)	$4,597
Cost of sales	1,618	—	—	2,587	(339)	3,866

Gross profit	384	—	—	347	—	731
Selling, general and administrative expense	117	—	—	215	—	332
Terminated merger and settlement income, net	(171)	—	—	—	—	(171)
Business realignment costs	5	—	—	15	—	20
Other operating expense (income), net	6	—	—	(2)	—	4

Operating income	427	—	—	119	—	546
Interest expense, net	92	144	—	40	—	276
Loss on extinguishment of debt	7	5	—	18	—	30
Intercompany interest expense (income)	123	(169)	(1)	47	—	—
Other non-operating (income) expense, net	(18)	8	—	6	—	(4)

Income from continuing operations before income tax, earnings from unconsolidated entities	223	12	1	8	—	244
Income tax (benefit) expense	(11)	10	—	36	—	35

Income (loss) from continuing operations before earnings from unconsolidated entities	234	2	1	(28)	—	209
(Losses) earnings from unconsolidated entities, net of taxes	(13)	—	(5)	—	26	8

Net income (loss) from continuing operations	221	2	(4)	(28)	26	217
Net (loss) income from discontinued operations, net of tax	(7)	—	—	4	—	(3)

Net income (loss)	$214	$2	$(4)	$(24)	$26	$214

Comprehensive income (loss) attributable to Momentive Specialty Chemicals Inc.	$203	$24	$(4)	$(71)	$51	$203

Condensed Consolidating Statement of Cash Flows

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2013

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$45	$14	$9	$(16)	$(85)	$(33)

Cash flows provided by (used in) investing activities
Capital expenditures	(14)	—	—	(13)	—	(27)
Purchases of debt securities, net	—	—	—	(1)	—	(1)
Return of capital from subsidiary from sales of accounts receivable	31	—	—	—	(31)	—
Change in restricted cash	—	—	—	15	—	15
Investment in unconsolidated affiliates, net	—	—	—	(14)	—	(14)

	17	—	—	(13)	(31)	(27)

Cash flows (used in) provided by financing activities
Net short-term debt borrowings	—	—	—	1	—	1
Borrowings of long-term debt	—	1,108	—	17	—	1,125
Repayments of long-term debt	(543)	(120)	—	(371)	—	(1,034)
Net intercompany loan borrowings (repayments)	479	(903)	(1)	425	—	—
Long-term debt and credit facility financing fees	(12)	(22)	—	—	—	(34)
Common stock dividends paid	—	(77)	(8)	—	85	—
Return of capital to parent from sales of accounts receivable	—	—	—	(31)	31	—

	(76)	(14)	(9)	41	116	58

Effect of exchange rates on cash and cash equivalents	—	—	—	(2)	—	(2)
(Decrease) increase in cash and cash equivalents	(14)	—	—	10	—	(4)
Cash and cash equivalents (unrestricted) at beginning of period	276	—	—	125	—	401

Cash and cash equivalents (unrestricted) at end of period	$262	$—	$—	$135	$—	$397

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Unaudited)

THREE MONTHS ENDED MARCH 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$24	$1	$5	$(6)	$(6)	$18

Cash flows provided by (used in) investing activities
Capital expenditures	(11)	—	—	(19)	—	(30)
Proceeds from sale of debt securities, net	—	—	—	4	—	4
Funds remitted to unconsolidated affiliates	—	—	—	(2)	—	(2)
Return of capital from subsidiary from sales of accounts receivable	21	—	—	—	(21)	—

	10	—	—	(17)	(21)	(28)

Cash flows provided by (used in) financing activities
Net short-term debt repayments	—	—	—	(12)	—	(12)
Borrowings of long-term debt	—	450	—	—	—	450
Repayments of long-term debt	(269)	—	—	(194)	—	(463)
Net intercompany loan borrowings (repayments)	268	(439)	—	171	—	—
Long-term debt and credit facility financing fees	(1)	(11)	—	—	—	(12)
Capital contribution from parent	16	—	—	—	—	16
Common stock dividends paid	(1)	(1)	(5)	—	6	(1)
Return of capital to parent from sales of accounts receivable	—	—	—	(21)	21	—

	13	(1)	(5)	(56)	27	(22)

Effect of exchange rates on cash and cash equivalents	—	—	—	3	—	3
Increase (decrease) in cash and cash equivalents	47	—	—	(76)	—	(29)
Cash and cash equivalents (unrestricted) at beginning of period	212	—	—	204	—	416

Cash and cash equivalents (unrestricted) at end of period	$259	$—	$—	$128	$—	$387

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2012

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows provided by (used in) operating activities	$88	$(59)	$16	$160	$(28)	$177

Cash flows provided by (used in) investing activities
Capital expenditures	(57)	—	—	(76)	—	(133)
Proceeds from sale of debt securities, net	—	—	—	2	—	2
Change in restricted cash	—	—	—	(15)	—	(15)
Funds remitted to unconsolidated affiliates, net	—	—	—	(3)	—	(3)
Proceeds from sale of assets	9	—	—	2	—	11
Capital contribution to subsidiary	(30)	—	(19)	—	49	—
Return of capital from subsidiary from sales of accounts receivable	87	—	—	—	(87)	—

	9	—	(19)	(90)	(38)	(138)

Cash flows (used in) provided by financing activities
Net short-term debt repayments	—	—	—	(7)	—	(7)
Borrowings of long-term debt	—	450	—	3	—	453
Repayments of long-term debt	(278)	—	—	(209)	—	(487)
Repayment of affiliated debt	(2)	—	—	—	—	(2)
Repayment of advance from affiliates	(7)	—	—	—	—	(7)
Net intercompany loan borrowings (repayments)	251	(364)	(3)	116	—	—
Capital contribution from parent	16	—	19	30	(49)	16
Long-term debt and credit facility financing fees	(2)	(12)	—	—	—	(14)
Common stock dividends paid	(11)	(15)	(13)	—	28	(11)
Return of capital to parent from sales of accounts receivable	—	—	—	(87)	87	—

	(33)	59	3	(154)	66	(59)

Effect of exchange rates on cash and cash equivalents	—	—	—	5	—	5
Increase (decrease) in cash and cash equivalents	64	—	—	(79)	—	(15)
Cash and cash equivalents (unrestricted) at beginning of year	212	—	—	204	—	416

Cash and cash equivalents (unrestricted) at end of year	$276	$—	$—	$125	$—	$401

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2011

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(41)	$8	$31	$198	$(25)	$171

Cash flows provided by (used in) investing activities
Capital expenditures	(74)	—	—	(65)	—	(139)
Capitalized interest	(1)	—	—	—	—	(1)
Purchases of debt securities, net	—	—	—	(2)	—	(2)
Change in restricted cash	—	—	—	3	—	3
Funds remitted to unconsolidated affiliates, net	—	—	—	(4)	—	(4)
Proceeds from sale of business, net of cash transferred	49	—	—	124	—	173
Proceeds from sale of assets	2	—	—	1	—	3
Capital contribution to subsidiary	(11)	—	(19)	—	30	—
Return of capital from subsidiary	47	—	—	—	(47)	—
Return of capital from subsidiary from sales of accounts receivable	69	—	—	—	(69)	—

	81	—	(19)	57	(86)	33

Cash flows provided by (used in) financing activities
Net short-term debt (repayments) borrowings	(7)	—	—	21	—	14
Borrowings of long-term debt	164	—	—	332	—	496
Repayments of long-term debt	(182)	—	—	(356)	—	(538)
Repayment of advance from affiliate	(80)	—	—	(20)	—	(100)
Net intercompany loan borrowings (repayments)	51	4	—	(55)	—	—
Capital contribution from parent	189	—	—	30	(30)	189
Long-term debt and credit facility financing fees	(2)	—	—	—	—	(2)
Common stock dividends paid	(2)	(12)	(12)	(1)	25	(2)
Return of capital to parent	—	—	—	(47)	47	—
Return of capital to parent from sales of accounts receivable	—	—	—	(69)	69	—

	131	(8)	(12)	(165)	111	57

Effect of exchange rates on cash and cash equivalents	—	—	—	(5)	—	(5)
Increase in cash and cash equivalents	171	—	—	85	—	256
Cash and cash equivalents (unrestricted) at beginning of year	41	—	—	119	—	160

Cash and cash equivalents (unrestricted) at end of year	$212	$—	$—	$204	$—	$416

MOMENTIVE SPECIALTY CHEMICALS INC.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2010

	Momentive Specialty Chemicals Inc.	Subsidiary Issuers	Combined Subsidiary Guarantors	Combined Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows (used in) provided by operating activities	$(444)	$19	$5	$490	$(19)	$51

Cash flows provided by (used in) investing activities
Capital expenditures	(52)	—	—	(67)	—	(119)
Capitalized interest	—	—	—	(1)	—	(1)
Proceeds from sale of debt securities, net	—	—	—	4	—	4
Change in restricted cash	—	—	—	2	—	2
Deconsolidation of variable interest entities	—	—	—	(4)	—	(4)
Funds remitted to unconsolidated affiliates, net	—	—	—	(1)	—	(1)
Proceeds from sale of assets	6	—	—	8	—	14
Return of capital from subsidiary from sales of accounts receivable	367	—	—	—	(367)	—

	321	—	—	(59)	(367)	(105)

Cash flows provided by (used in) financing activities
Net short-term debt borrowings (repayments)	3	—	—	(10)	—	(7)
Borrowings of long-term debt	290	1,433	—	633	—	2,356
Repayments of long-term debt	(1,108)	(406)	—	(663)	—	(2,177)
Repayments of affiliated debt	(3)	—	—	—	—	(3)
Net intercompany loan borrowings (repayments)	987	(973)	—	(14)	—	—
Long-term debt and credit facility financing fees	(9)	(63)	—	—	—	(72)
Common stock dividends paid	—	(10)	(5)	(4)	19	—
Return of capital to parent from sales of accounts receivable	—	—	—	(367)	367	—

	160	(19)	(5)	(425)	386	97

Effect of exchange rates on cash and cash equivalents	—	—	—	2	—	2
Increase in cash and cash equivalents	37	—	—	8	—	45
Cash and cash equivalents (unrestricted) at beginning of year	4	—	—	111	—	115

Cash and cash equivalents (unrestricted) at end of year	$41	$—	$—	$119	$—	$160

Changes in Accumulated Other Comprehensive Loss (Tables)	3 Months Ended
Mar. 31, 2013
Summary of Amounts Reclassified From Accumulated Other Comprehensive Loss

Following is a summary of amounts reclassified from “Accumulated other comprehensive loss” for the three months ended March 31, 2013 and 2012:

	Three Months Ended March 31, 2013				Three Months Ended March 31, 2012
	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Items	Foreign Currency Translation Gains (Losses)	Total	Gains and (Losses) on Cash Flow Hedges	Defined Benefit Pension and Postretirement Items	Foreign Currency Translation Gains (Losses)	Total
Beginning balance	$(1)	$(219)	$143	$(77)	$(1)	$(112)	$130	$17
Other comprehensive (loss) income before reclassifications, net of tax	—	—	(18)	(18)	(1)	—	29	28
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1	4	—	5	1	—	—	1

Net other comprehensive income (loss)	1	4	(18)	(13)	—	—	29	29

Ending balance	$—	$(215)	$125	$(90)	$(1)	$(112)	$159	$46

Summary of Reclassifications Out of Accumulated Other Comprehensive Income

	Amount Reclassified From Accumulated Other Comprehensive Loss for the Three Months Ended:
Amount Reclassified From Accumulated Other Comprehensive Loss	March 31, 2013	March 31, 2012		Location of Reclassified Amount in Income
Gains and losses on cash flow hedges:
Interest rate swaps	$—	$1		Interest expense, net

Total before income tax	—	1
Income tax expense	1	—		Income tax benefit

Total	$1	$1

Amortization of defined benefit pension and other postretirement benefit items:
Prior service costs	$—	$—	(1)
Actuarial losses	5	—	(1)

Total before income tax	5	—
Income tax benefit	(1)	—		Income tax benefit

Total	4	—

Total	$5	$1

(1)	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 8).

Background and Basis of Presentation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended					3 Months Ended			12 Months Ended
	Mar. 31, 2013 Segment	Mar. 31, 2012	Dec. 31, 2012 Facility Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Dividends	Dec. 31, 2010 Dividends	Mar. 31, 2012 Accelerated Depreciation	Dec. 31, 2012 Income Tax Benefit	Mar. 31, 2012 Loss	Dec. 31, 2012 UNITED STATES Facility
Organization And Basis Of Presentation [Line Items]
Number of production and manufacturing facilities			61								26
Number of reportable segments	2		2
Out of period adjustments									$ 21	$ 3
Out of period adjustments, effect on Loss from continuing operations before income tax		(3)		(1)	(2)
Out of period adjustments, effect on net income		(2)
Classification adjustment						$ 12	$ 6	$ 6

Impacts of Correcting Financial Statements on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents	$ 400	$ 419	$ 419
Accounts payable	503	418	381
As Previously Reported
Cash and cash equivalents			431
Accounts payable			393
Adjustments
Cash and cash equivalents			(12)
Accounts payable			$ (12)

Impacts of Correcting Financial Statements on Consolidated Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash provided by operating activities	$ (33)	$ 18	$ 177	$ 171	$ 51
Net cash provided by investing activities	(27)	(28)	(138)	33	(105)
Cash and cash equivalents (unrestricted) at beginning of period	401	416	416	160	115
Cash and cash equivalents (unrestricted) at end of period	397	387	401	416	160
As Previously Reported
Net cash provided by operating activities		16		151	45
Net cash provided by investing activities				45	(99)
Cash and cash equivalents (unrestricted) at beginning of period		428	428	180	135
Cash and cash equivalents (unrestricted) at end of period		397		428	180
Adjustments
Net cash provided by operating activities		2		20	6
Net cash provided by investing activities				(12)	(6)
Cash and cash equivalents (unrestricted) at beginning of period		(12)	(12)	(20)	(20)
Cash and cash equivalents (unrestricted) at end of period		$ (10)		$ (12)	$ (20)

Summary of Significant Accounting policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Significant Accounting Policies [Line Items]
Restricted cash	$ 3		$ 18	$ 3
Foreign Currency Transaction Gain (Loss), before Tax			(1)	4	8
Terminated merger and settlement income			0	0	171
Insurance Recoveries					163
Huntsman settlement payment					200
insurance recoveries related to settlement of litigation					8
Interest-bearing time deposits and other cash equivalents			288	281
Short-term investments	6		5	7
Inventories, allowance for excess and obsolete inventory			7	7
Unamortized Debt Issuance Expense			58	56
Depreciation			140	152	149
Asset Impairment Charges			23	32
Accelerated Depreciation			8	3	1
Research and Development Expense			69	70	66
Business realignment costs	9	15	35	15	20
Cash collected on previously reserved AR factoring			0	7	4
Concentration Risk, Percentage			10.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | EPCD
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairment Charges	15		15	2
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | FPD
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairment Charges	6		6	12
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | FPD
Schedule Of Significant Accounting Policies [Line Items]
Asset Impairment Charges	2		2	18
Purchase of Interest in Forest Products
Schedule Of Significant Accounting Policies [Line Items]
Restricted cash			15
Purchase of interest			50.00%
HA International, Inc.
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			50.00%
Hexion UV Coatings (Shanghai) Co., Ltd
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			49.99%
Hexion Shchekinoazot B.V.
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			50.00%
Sanwei Hexion Chemicals Company Limited
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			49.00%
Momentive Union Specialty Chemicals Ltd
Schedule Of Significant Accounting Policies [Line Items]
Unconsolidated investments accounted for under equity method of accounting			50.00%
Asia Dekor Borden (Hong Kong) Chemical Company
Schedule Of Significant Accounting Policies [Line Items]
Ownership interest sold			50.00%
Minimum
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			1 year
Finite-Lived Intangible Asset, Useful Life			1 year
Maximum
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Finite-Lived Intangible Asset, Useful Life			30 years
Accelerated Depreciation	$ 1	$ 6
Machinery and Equipment
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			15 years
Building
Schedule Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life			20 years

Discontinued Operations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
CCR
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales from Discontinued Operations	$ 114	$ 221
Pretax Income or Loss from Discontinued Operations	3	2
IAR
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net Sales from Discontinued Operations	31	356
Pretax Income or Loss from Discontinued Operations	$ 6	$ 2

Restructuring - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Restructuring charges	25	15
Accrued restructuring liabilities	$ 9	$ 7	$ 6	$ 20
Minimum
Restructuring Cost and Reserve [Line Items]
Restructuring activities will occur over the next (in months)	12 months
Maximum
Restructuring Cost and Reserve [Line Items]
Restructuring activities will occur over the next (in months)	15 months

Schedule of Restructuring Information by Type of Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Cumulative restructuring costs, Incurred to Date	31	55
Accrued liability, Beginning Balance	6	20
Restructuring charges	25	15
Payments	(22)	(28)
Accrued liability, Ending Balance	9	7
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	25
Cumulative restructuring costs, Incurred to Date	22	46
Accrued liability, Beginning Balance	6	20
Restructuring charges	16	10
Payments	(13)	(23)
Accrued liability, Ending Balance	9	7
Site closure costs
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	9
Cumulative restructuring costs, Incurred to Date	9	5
Accrued liability, Beginning Balance	0	0
Restructuring charges	9	3
Payments	(9)	(3)
Accrued liability, Ending Balance	0	0
Other projects
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	1
Cumulative restructuring costs, Incurred to Date	0	4
Accrued liability, Beginning Balance	0	0
Restructuring charges	0	2
Payments	0	(2)
Accrued liability, Ending Balance	$ 0	$ 0

Schedule of Restructuring Information by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	$ 35
Cumulative restructuring costs, Incurred to Date	31	55
Accrued liability, Beginning Balance	6	20
Restructuring charges	25	15
Payments	(22)	(28)
Accrued liability, Ending Balance	9	7
EPCD
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	13
Cumulative restructuring costs, Incurred to Date	12	43
Accrued liability, Beginning Balance	1	15
Restructuring charges	11	14
Payments	(5)	(24)
Accrued liability, Ending Balance	7	5
FPD
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	20
Cumulative restructuring costs, Incurred to Date	19	5
Accrued liability, Beginning Balance	2	2
Restructuring charges	17	1
Payments	(17)	(2)
Accrued liability, Ending Balance	2	1
Corporate and Other
Restructuring Cost and Reserve [Line Items]
Restructuring costs expected to be incurred	2
Cumulative restructuring costs, Incurred to Date	0	7
Accrued liability, Beginning Balance	3	3
Restructuring charges	(3)	0
Payments	0	(2)
Accrued liability, Ending Balance	$ 0	$ 1

Related Party Transactions - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended						3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			1 Months Ended	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 6.625% First-Priority Senior Secured Notes due 2020	Mar. 31, 2012 6.625% First-Priority Senior Secured Notes due 2020	Jan. 31, 2013 6.625% First-Priority Senior Secured Notes due 2020 Subsequent Event	Mar. 31, 2013 Momentive Specialty Chemicals Inc.	Mar. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2011 Momentive Specialty Chemicals Inc.	Dec. 31, 2010 Momentive Specialty Chemicals Inc.	Mar. 31, 2013 Apollo	Mar. 31, 2012 Apollo	Dec. 31, 2012 Apollo	Dec. 31, 2011 Apollo	Dec. 31, 2010 Apollo	Mar. 31, 2013 Momentive Performance Materials Inc.	Mar. 31, 2012 Momentive Performance Materials Inc.	Dec. 31, 2012 Momentive Performance Materials Inc.	Dec. 31, 2011 Momentive Performance Materials Inc.	Dec. 31, 2010 Momentive Performance Materials Inc.	Jan. 31, 2012 Apollo Affiliates And Other Related Parties	Mar. 31, 2013 Apollo Affiliates And Other Related Parties	Mar. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2011 Apollo Affiliates And Other Related Parties	Dec. 31, 2010 Apollo Affiliates And Other Related Parties	Mar. 31, 2013 MSC Holdings LLC	Dec. 31, 2012 MSC Holdings LLC	Mar. 31, 2013 Momentive Performance Materials Inc.	Mar. 31, 2012 Momentive Performance Materials Inc.	Dec. 31, 2012 Momentive Performance Materials Inc.	Mar. 31, 2013 Apollo Global Securities, LLC	Mar. 31, 2012 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020	Mar. 31, 2013 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020	Mar. 31, 2012 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020	Jan. 31, 2013 Apollo Global Securities, LLC 6.625% First-Priority Senior Secured Notes due 2020 Subsequent Event	Dec. 31, 2012 Momentive Performance Materials Holdings Llc	Dec. 31, 2011 Momentive Performance Materials Holdings Llc	Mar. 31, 2013 Momentive Performance Materials Holdings Llc	Mar. 31, 2013 HAI	Mar. 31, 2012 HAI	Dec. 31, 2012 HAI	Dec. 31, 2011 HAI	Dec. 31, 2010 HAI	Mar. 31, 2013 Russian Joint Venture	Dec. 31, 2012 Russian Joint Venture	Mar. 31, 2012 Russian Joint Venture	Dec. 31, 2011 Russian Joint Venture	Mar. 31, 2013 Russian Joint Venture Maximum	Mar. 31, 2012 Russian Joint Venture Maximum
Related Party Transaction [Line Items]
Annual management consulting fee														$ 3		$ 3
Annual management consulting fee percentage														2.00%		2.00%
Management Consulting Fees														1	1	3	3	3
Interest rate on second-priority senior secured notes due 2020																9.00%
Second-priority senior secured notes due 2020																134
Shared Services Costs Incurred by MSC									33	41	155	163	45
Shared Services Costs Incurred by MPM																			23	39	148	158	42
Shared Services Billings - MSC to MPM									6	5	22	11	1
Shared Services Cost Allocation Percentage											51.00%										49.00%													49.00%
Realized Cost Savings From Shared Services																			3	7	24	29	1
Due from Related Parties																			1		1	15			11		26	1				1		1									18		16	14
Due to Related Parties																			1		1	3			1		4	1				1		1						4	3	0	4		6	4
Huntsman settlement payment					200											225
Proceeds on Huntsman insurance recoveries																10
Fees related to the Huntsman settlement																2
Reimbursement of expenses incurred to obtain Huntsman insurance recoveries																1
Apollo share of insurance recoveries																7
Non-cash capital contribution from parent			218	0	0											218
Issued preferred units																											28,785,935
Warrants issued to purchase common units																											28,785,935
Purchase price of preferred units																											205
Initial face amount of the Preferred Equity Issuance																											200
Partial proceeds from the Preferred Equity Issuance received																								16			189
Proceeds from Issuance or Sale of Equity																											204
Remaining proceeds held in reserve from the Preferred Equity Issuance																											16
Repayment of advance from affiliates			(7)	(100)	0						(7)	(80)															100
Face value of the outstanding paid in kind debt facility																														180	180
Note receivable from parent			24	24																										24	24
Net Sales to Related Parties																									30	1	36	2	3			1	1	1									27	28	108	113	96
Purchases From Related Parties																									34	7	34	32	36			1	1	3									21	10	31	54	58
Amount received in connection with sale of notes																																			1	1	1	1	1
Debt instrument issued, principal amount						1,100	450	1,100
Debt instrument issued, interest rate						6.63%	6.63%	6.63%
Debt instrument issued, due date						2020	2020	2013
Billings from Parent Company																																								12	14
Cash Dividends Declared to Parent Company by Unconsolidated Subsidiaries																																											8	10	13	9
Carrying Value of Assets of HAI																																											47		52	48
Carrying Value of Liabilities of HAI																																											23		18	21
Discounts on purchase																																													16
Net Sales to Related Parties	4	5	19	16	8				(8)	(29)	(108)	32	(13)																																8
Ownership interest																																													50.00%
Notes Receivable, Related Parties, Current																																																	1		3	1	1
Accounts Receivable, Related Parties, Current																																																5	5	5	2
Non-cash distribution declared	208																													208
Debt instrument retired, aggregate principal amount																														$ 247

Goodwill and Intangibles (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Line Items]
Goodwill, Gross		$ 169	$ 169
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Accumulated Foreign Currency Translation		0	(2)
Goodwill	167	169	167	169
EPCD
Goodwill [Line Items]
Goodwill, Gross		88	88
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Accumulated Foreign Currency Translation		2	2
Goodwill		90	90	91
FPD
Goodwill [Line Items]
Goodwill, Gross		81	81
Goodwill, Impaired, Accumulated Impairment Loss		0	0
Accumulated Foreign Currency Translation		(2)	(4)
Goodwill		$ 79	$ 77	$ 78

Goodwill by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 167	$ 169	$ 167
Foreign currency translation	2	(2)
Goodwill, Ending Balance	169	167	167
EPCD
Goodwill [Roll Forward]
Goodwill, Beginning Balance	90	91
Foreign currency translation	0	(1)
Goodwill, Ending Balance	90	90
FPD
Goodwill [Roll Forward]
Goodwill, Beginning Balance	77	78
Foreign currency translation	2	(1)
Goodwill, Ending Balance	$ 79	$ 77

Intangible Assets with Useful Life (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		$ 228	$ 228
Impairment of Intangible Assets, Finite-lived		(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization		(120)	(107)
Intangible Assets, Net (Excluding Goodwill)	89	91	104
Patents and Technology
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		110	110
Impairment of Intangible Assets, Finite-lived		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		(65)	(58)
Intangible Assets, Net (Excluding Goodwill)		45	52
Customer Lists and Contracts
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		93	93
Impairment of Intangible Assets, Finite-lived		(17)	(17)
Finite-Lived Intangible Assets, Accumulated Amortization		(49)	(44)
Intangible Assets, Net (Excluding Goodwill)		27	32
Other Intangible Assets
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross		25	25
Impairment of Intangible Assets, Finite-lived		0	0
Finite-Lived Intangible Assets, Accumulated Amortization		(6)	(5)
Intangible Assets, Net (Excluding Goodwill)		$ 19	$ 20

Goodwill and Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization Expense [Line Items]
Impairment charg	$ 23	$ 32
Amortization of Intangible Assets	13	15	15
Customer Lists and Contracts
Amortization Expense [Line Items]
Impairment charg		$ 17

Estimated Annual Intangible Amortization Expense (Detail) (USD $)	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
2013	$ 13
2014	12
2015	12
2016	11
2017	$ 10

Assets and Liabilities at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	$ 0	$ (1)	$ (3)
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	0	0
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	0	(1)	(3)
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities	$ 0	$ 0	$ 0

Assets and Liabilities Measured at Non Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis	$ 23	$ 23	$ 32
Long-Lived Assets Held and Used
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis		23	31
Long Lived Assets Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Losses as a result of measuring assets at fair value on a non-recurring basis		$ 0	$ 1

Fair Value - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Line Items]
Asset Impairment Charges		$ 23	$ 32
Fair Value, Option, Changes in Fair Value, Gain (Loss)	23	23	32
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss
Fair Value Disclosures [Line Items]
Carrying Value of Long-Lived Assets held and Used	26	26	22
Fair Value of Long-Lived Assets held and Used	5	5	8
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | Maximum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	10.00%	10.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | Minimum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	2.00%	2.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures Customer Loss | FPD
Fair Value Disclosures [Line Items]
Carrying Value of Long-Lived Assets held and Used	22	22	29
Fair Value of Long-Lived Assets held and Used	20	20	11
Asset Impairment Charges	2	2	18
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | Maximum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	3.00%	3.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | Minimum
Fair Value Disclosures [Line Items]
Discount rate for probability-weighted forecast model	2.00%	2.00%
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | EPCD
Fair Value Disclosures [Line Items]
Asset Impairment Charges	15	15	2
Long Lived Assets Held And Used Qualitative Factors To Fair Value Measures | FPD
Fair Value Disclosures [Line Items]
Asset Impairment Charges	$ 6	$ 6	$ 12

Fair Value of Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Carrying (Reported) Amount, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 3,788	$ 3,495	$ 3,539
Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	0	0	0
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	3,748	3,410	3,214
Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	11	11	12
Estimate of Fair Value, Fair Value Disclosure
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt	$ 3,759	$ 3,421	$ 3,226

Derivative Instruments and Hedging Activities - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended						1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Jul. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Dec. 31, 2010	Dec. 31, 2008 Euribor Future	Dec. 31, 2008 LIBOR	Dec. 31, 2011 Australian Dollar Interest Swap AUD	Dec. 31, 2012 Australian Dollar Interest Swap AUD
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Interest rate agreement period	3 years	3 years	2 years	3 years							3 years
Swap agreement, euros in exchange for U.S. dollars at a rate				1.2038
Weighted average interest rate paid	5.00%	5.00%	1.03%		5.00%			4.60%	3.90%		4.14%
Weighted average interest rate received	2.80%	2.80%			2.80%			2.80%		2.50%
Notional amount	$ 350		$ 350	$ 25	$ 350	$ 325	$ 24
payment to settle the cross-currency and interest rate swap					4
Notional Amount of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap		6									6	6
Interest rate swap, maturity date	Dec 5, 2014	Dec 5, 2014	Jan 2, 2013								Dec 5, 2014
losses reclassify to earnings over the next twelve months						$ 1

Summarize Derivative Financial Instruments (Detail) In Millions, unless otherwise specified	1 Months Ended									12 Months Ended			12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 AUD	Jul. 31, 2010 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2011 USD ($)	Mar. 31, 2013 Other current liabilities USD ($)	Dec. 31, 2012 Other current liabilities USD ($)	Dec. 31, 2011 Other current liabilities USD ($)	Dec. 31, 2012 Other current liabilities Interest swap-2010 USD ($)	Dec. 31, 2011 Other current liabilities Interest swap-2010 USD ($)	Mar. 31, 2013 Other current liabilities Interest swap-2010 USD ($)	Dec. 31, 2012 Other current liabilities Australian Dollar Interest Swap USD ($)	Dec. 31, 2011 Other current liabilities Australian Dollar Interest Swap USD ($)	Dec. 31, 2012 Other current liabilities Electricity Contracts USD ($)	Dec. 31, 2011 Other current liabilities Electricity Contracts USD ($)	Mar. 31, 2013 Other current liabilities Natural Gas Futures USD ($)	Dec. 31, 2012 Other current liabilities Natural Gas Futures USD ($)	Dec. 31, 2011 Other current liabilities Natural Gas Futures USD ($)	Mar. 31, 2013 Other current liabilities Forward Contracts USD ($)	Dec. 31, 2012 Other current liabilities Forward Contracts USD ($)
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional Amount of Cash Flow Hedge Instruments	$ 350		$ 350	$ 25	$ 325	$ 24				$ 325	$ 350
Notional Amount of Cash Flow Hedging Instruments - Interest swap - 2010										325		0
Fair Value Liability of Cash Flow Hedging Instruments - Interest swap - 2010							0	0	(2)	0	(2)	0
Notional Amount of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap		6					6	6					6	6
Total							0	(1)	(1)
Fair Value Liability of Derivative Instruments Not Designated as Hedging Instruments - Australian dollar interest swap							0	0					0	0
Average Days to Maturity	3 years	3 years	2 years	3 years						2 days	367 days		704 days	1070 days
Notional Amount of Commodity Contracts Not Designated as Hedging Instruments															3	3	2	3	5	3	3
Other Derivatives Not Designated as Hedging Instruments Liabilities at Fair Value															(1)	(1)		0	0
Fair Value Liability of Commodity Contracts Not Designated as Hedging Instruments																	$ 0	$ 0		$ 0	$ (1)

Gain And Losses On Derivative Financial Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Financial Instruments [Line Items]
Amount of loss recognized in OCI on Derivative interest swap	$ 0	$ (1)	$ (2)	$ (2)	$ (2)
Amount of loss reclassified from accumulated OCI into income	(1)	(1)	(2)	(3)	0
Interest swap-2010
Derivative Financial Instruments [Line Items]
Amount of loss recognized in OCI on Derivative interest swap	0	(1)	(2)	(2)	(2)
Amount of loss reclassified from accumulated OCI into income	$ (1)	$ (1)	$ (2)	$ (3)	$ 0

Derivatives Not Designed As Hedging Instruments (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net			$ (2)	$ (3)	$ 2
Other non-operating expense, net | Cross Currency Interest Rate Swaps
Derivative Instruments And Hedging Activities [Line Items]
Derivative instruments not designated as hedging instruments, gains (loss) net			0	(1)	2
Other non-operating expense, net | Australian Dollar Interest Swap
Derivative Instruments And Hedging Activities [Line Items]
Derivative instruments not designated as hedging instruments, gains (loss) net			0	0	0
Cost of Sales
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	(1)
Cost of Sales | Electricity Contracts
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	0	1	0	(1)	1
Cost of Sales | Natural Gas Futures
Derivative Instruments And Hedging Activities [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ 0	$ (2)	$ (2)	$ (1)	$ (1)

Schedule of Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-Term	$ 3,727	$ 3,419	$ 3,420
Due Within One Year	61	76	119
Floating Rate Term Loans Due May 2013
Debt Instrument [Line Items]
Long-Term		0	446
Due Within One Year		0	8
Floating Rate Term Loans Due May 2015
Debt Instrument [Line Items]
Long-Term		895	910
Due Within One Year		15	15
6.625% First Priority Senior Notes Due 2020
Debt Instrument [Line Items]
Long-Term	1,558	450	0
Due Within One Year		0	0
8.875% Senior Secured Notes Due 2018
Debt Instrument [Line Items]
Long-Term	1,195	994	994
Due Within One Year		0	0
Floating Rate Second-Priority Senior Secured Notes Due 2014
Debt Instrument [Line Items]
Long-Term		120	120
Due Within One Year		0	0
9.00% Second-Priority Senior Secured Notes Due 2020
Debt Instrument [Line Items]
Long-Term	574	574	574
Due Within One Year		0	0
9.2% Debentures Due 2021
Debt Instrument [Line Items]
Long-Term	74	74	74
Due Within One Year		0	0
7.875% Debentures Due 2023
Debt Instrument [Line Items]
Long-Term	189	189	189
Due Within One Year		0	0
8.375% Sinking Fund Debentures Due 2016
Debt Instrument [Line Items]
Long-Term	60	60	62
Due Within One Year	2	2	0
Australia Facility Due 2014
Debt Instrument [Line Items]
Long-Term	45	31	36
Due Within One Year	5	5	5
Brazilian Bank Loans
Debt Instrument [Line Items]
Long-Term	19	18	0
Due Within One Year	37	41	65
Capital Leases
Debt Instrument [Line Items]
Long-Term	10	10	11
Due Within One Year	1	1	1
Other
Debt Instrument [Line Items]
Long-Term	3	4	4
Due Within One Year	16	12	23
Total non-affiliated debt
Debt Instrument [Line Items]
Long-Term		3,419	3,420
Due Within One Year		76	117
Affiliated Borrowings Due On Demand
Debt Instrument [Line Items]
Long-Term		0	0
Due Within One Year		0	2
Total Affiliated Debt
Debt Instrument [Line Items]
Long-Term		0	0
Due Within One Year		$ 0	$ 2

Debt and Lease Obligations - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended		12 Months Ended					1 Months Ended		12 Months Ended									1 Months Ended			1 Months Ended			1 Months Ended				1 Months Ended					1 Months Ended							12 Months Ended	1 Months Ended		1 Months Ended		3 Months Ended				1 Months Ended			3 Months Ended
	Jan. 31, 2013	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 From 2007 to 2015	Dec. 31, 2012 2013	Jan. 31, 2013 Subsequent Event	Dec. 31, 2012 U.S Dollar Denominated Federal Funds Rate	Dec. 31, 2012 Secured Debt	Dec. 31, 2012 Term Loans Maturing May 2013 U.S Dollar Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2013 U.S Dollar Denominated Federal Funds Rate	Dec. 31, 2012 Term Loans Maturing May 2013 Euro Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2013 Euro Denominated Base Rate	Dec. 31, 2012 Term Loans Maturing May 2015 U.S Dollar Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2015 U.S Dollar Denominated Federal Funds Rate	Dec. 31, 2012 Term Loans Maturing May 2015 Euro Denominated Adjusted LIBOR	Dec. 31, 2012 Term Loans Maturing May 2015 Euro Denominated Base Rate	Mar. 31, 2012 Revolving Credit Facility	May 31, 2011 Revolving Credit Facility	Dec. 31, 2012 Revolving Credit Facility	May 31, 2011 Revolving Credit Facility Through May 31,2011	May 31, 2011 Revolving Credit Facility Through May 31,2011 Adjusted LIBOR	May 31, 2011 Revolving Credit Facility After May 31, 2011 Adjusted LIBOR	Jan. 31, 2013 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2012 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2013 6.625% First Priority Senior Notes Due 2020	Dec. 31, 2012 6.625% First Priority Senior Notes Due 2020	Jan. 31, 2013 6.625% First Priority Senior Notes Due 2020 Subsequent Event	Jan. 31, 2012 8.875% Senior Secured Notes Due 2018	Mar. 31, 2013 8.875% Senior Secured Notes Due 2018	Dec. 31, 2012 8.875% Senior Secured Notes Due 2018	Jan. 31, 2010 8.875% Senior Secured Notes Due 2018	Jan. 31, 2013 8.875% Senior Secured Notes Due 2018 Subsequent Event	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020	Mar. 31, 2013 9.00% Second-Priority Senior Secured Notes Due 2020	Dec. 31, 2012 9.00% Second-Priority Senior Secured Notes Due 2020	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020 Private Placement	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020 Debt Exchange	Nov. 30, 2010 9.75% Second-Priority Senior Secured Notes due 2014	Dec. 31, 2012 Australia Facility Due 2014	Mar. 02, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014	Jan. 31, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014	Mar. 02, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014 Subsequent Event	Jan. 31, 2013 Floating Rate Second-Priority Senior Secured Notes Due 2014 Subsequent Event	Mar. 31, 2013 ABL Facility	Mar. 31, 2012 ABL Facility	Mar. 31, 2013 ABL Facility Adjusted LIBOR	Mar. 31, 2013 ABL Facility Alternate Base Rate	Mar. 31, 2013 ABL Facility Subsequent Event	Mar. 31, 2013 ABL Facility Subsequent Event Adjusted LIBOR	Mar. 31, 2013 ABL Facility Subsequent Event Alternate Base Rate	Mar. 31, 2013 2013 Refinancing Transactions
Debt Instrument [Line Items]
Synthetic Letter of Credit Facility			$ 47
Line of Credit Facility, Future Borrowing Capacity			171
Line of Credit Facility, Maximum Borrowing Capacity			192							200									192																						10						400			400
Aggregate principal amount of debt that should mature within 91 days to trigger earlier maturity date										200																																				50				50
Debt instrument, earlier maturity date term										The facilities were subject to an earlier maturity date, on any date that more than $200 in the aggregate principal amount of certain of the Company's debt would mature within 91 days of that date.																																				The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date.				The ABL Facility has a five-year term unless, on the date that is 91 days prior to the scheduled maturity of the 8.875% Senior Secured Notes due 2018, more than $50 aggregate principal amount of 8.875% Senior Secured Notes due 2018 is outstanding, in which case the ABL Facility will mature on such earlier date.
Percentage of total per year of the term loan and LOCs repayment required										1.00%
Debt instrument, additional interest rate on variable rate									0.50%		2.25%	0.75%	2.25%	0.75%	3.75%	2.25%	3.75%	2.25%	4.75%				2.50%	4.50%																								2.25%	1.25%		2.25%	1.25%
Ticking fee on committed amounts																						2.00%
Commitment fees percentage on unused line																			0.50%	4.50%																										0.50%				0.50%
Fronting fee on aggregate face amount of outstanding letters of credit																				0.25%
Commitment fees percentage on letter of credit		0.10%
Revolving line of credit facility further extended																			171
Revolving line of credit facility, previous borrowing capacity																			200
Available borrowings under revolving credit facility			180																		180
Debt instrument, aggregate principal amount issued																									1,100	450			1,100	200			1,000	200	574			440	134
Debt instrument, stated interest rate																									6.63%	6.63%	6.63%	6.63%	6.63%	8.88%	8.88%	8.88%	8.88%	8.88%	9.00%	9.00%	9.00%			9.75%
Debt instrument, issue price percentage																									100.75%	100.00%			100.75%	100.00%				100.00%
Debt instrument, aggregate principal amount repaid																										454														127		31	89	31	89
Fees associated with debt, incurred																										14																											34
Unamortized deferred financing fees written-off																										1																											6
Debt instrument, maturity date																																			Nov 15, 2020
Sinking fund payment, per year						20	18
Debt instrument, variable interest rate basis																																									90 day Australian or New Zealand Bank Bill Rates
Rental Expense under Operating Leases			36	36	36
Net proceeds from issuance of debt																									1,108				1,108
Premium from issuance of debt																									8				8
Repayment of loans under senior secured credit facilities	910							910
Debt instrument, redemption price percentage																																										100.00%		100.00%
Incremental liquidity provided	$ 54							$ 54
Debt covenant, fixed charge coverage ratio																																														1,000,000				1,000,000
Debt instrument, covenant description																																														The ABL Facility does not have any financial maintenance covenants, other than a fixed charge coverage ratio of 1.0 to 1.0 that only applies if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time.				The ABL Facility does not have any financial maintenance covenant, other than a fixed charge coverage ratio of 1.0 to 1.0 that would only apply if availability under the ABL Facility is less than the greater of (a) $40 and (b) 12.5% of the lesser of the borrowing base and the total ABL Facility commitments at such time.

Debentures (Detail)	12 Months Ended
Dec. 31, 2012
9.2% debentures due 2021
Debt Instrument [Line Items]
Origination Date	1991-03
7.875% debentures due 2023
Debt Instrument [Line Items]
Origination Date	1993-05
8.375% sinking fund debentures due 2016
Debt Instrument [Line Items]
Origination Date	1986-04
Early Redemption	April 2006
First Payment | 9.2% debentures due 2021
Debt Instrument [Line Items]
Interest Payable	--03-15
First Payment | 7.875% debentures due 2023
Debt Instrument [Line Items]
Interest Payable	--02-15
First Payment | 8.375% sinking fund debentures due 2016
Debt Instrument [Line Items]
Interest Payable	--04-15
Second Payment | 9.2% debentures due 2021
Debt Instrument [Line Items]
Interest Payable	--09-15
Second Payment | 7.875% debentures due 2023
Debt Instrument [Line Items]
Interest Payable	--08-15
Second Payment | 8.375% sinking fund debentures due 2016
Debt Instrument [Line Items]
Interest Payable	--10-15

Schedule of Maturities of Long-term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Non-affiliated Debt
Debt And Commitments Maturities [Line Items]
2013	$ 75
2014	193
2015	907
2016	28
2017	0
2018 and thereafter	2,287
Total minimum payments	3,490
Minimum Rentals Under Operating Leases
Debt And Commitments Maturities [Line Items]
2013	32
2014	27
2015	22
2016	17
2017	14
2018 and thereafter	22
Total minimum payments	134
Minimum Payments under Capital Leases
Debt And Commitments Maturities [Line Items]
2013	3
2014	2
2015	2
2016	2
2017	2
2018 and thereafter	9
Total minimum payments	20
Less: Amount representing interest	(9)
Present value of minimum payments	$ 11

Commitments and Contingencies - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended													3 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Other Commitments Minimum	Dec. 31, 2012 Other Commitments Maximum	Dec. 31, 2012 Other Commitments Short Term	Dec. 31, 2012 Other Commitments Long Term	Mar. 31, 2013 Brazil Tax Claim USD ($)	Mar. 31, 2013 Brazil Tax Claim BRL	Dec. 31, 2012 Brazil Tax Claim USD ($)	Dec. 31, 2012 Brazil Tax Claim BRL	Mar. 31, 2013 Environmental Institution of Parana IAP USD ($)	Mar. 31, 2013 Environmental Institution of Parana IAP BRL	Dec. 31, 2012 Environmental Institution of Parana IAP USD ($)	Dec. 31, 2012 Environmental Institution of Parana IAP BRL	Aug. 10, 2005 Environmental Institution of Parana IAP BRL	Mar. 31, 2013 Geismar, LA USD ($)	Dec. 31, 2012 Geismar, LA USD ($)	Dec. 31, 2011 Geismar, LA USD ($)
Commitment And Contingencies [Line Items]
Liability	$ 32	$ 37	$ 34										$ 15	31	$ 14	30	12	$ 16	$ 17	$ 17
Accrued Environmental Loss Contingencies, Current	6	10	9
Discount rate assumed to record at present value																		3.00%	3.00%
Undiscounted Liability Expected to be Paid																		Over the next 25 years	Over the next 25 years
Geismar, LA site contingency, accrual, undiscounted amount																		24	24
Accrual for environmental loss contingencies, undiscounted, due ratably over the next five years																		6	6
Liabilities expected to be paid with in the next five years		5	5
Estimated Litigation Liability	7	22	22						35	70	34	70
Estimated Litigation Liability, Current	3	8	8
Duration of contracts					1 year	20 years
Notice period required for contract termination							90 days	Three years
One-time Compensation Payment Receivable	23			16
Gain (Loss) on Contract Termination	$ 21

Schedule of Environmental Loss Contingencies by Site (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Site	Dec. 31, 2012 Site	Dec. 31, 2011 Site
Commitment And Contingencies [Line Items]
Number of Sites	58	63	71
Liability	$ 37	$ 34	$ 32
Range of Reasonably Possible Costs - Low	26	23
Range of Reasonably Possible Costs - High	69	68
Geismar, LA
Commitment And Contingencies [Line Items]
Number of Sites	1	1	1
Liability	16	17	17
Range of Reasonably Possible Costs - Low	10	10
Range of Reasonably Possible Costs - High	24	24
Superfund and Offsite Landfills - allocated share: Less than 1%
Commitment And Contingencies [Line Items]
Number of Sites	17	22	31
Liability	1	1	1
Range of Reasonably Possible Costs - Low	1	1
Range of Reasonably Possible Costs - High	2	2
Superfund and Offsite Landfills - allocated share: Equal to or Greater than 1%
Commitment And Contingencies [Line Items]
Number of Sites	12	12	12
Liability	7	6	7
Range of Reasonably Possible Costs - Low	5	5
Range of Reasonably Possible Costs - High	14	13
Currently-Owned
Commitment And Contingencies [Line Items]
Number of Sites	13	13	12
Liability	7	7	5
Range of Reasonably Possible Costs - Low	5	5
Range of Reasonably Possible Costs - High	13	13
Formerly-Owned - Remediation
Commitment And Contingencies [Line Items]
Number of Sites	11	11	10
Liability	5	2	1
Range of Reasonably Possible Costs - Low	5	2
Range of Reasonably Possible Costs - High	15	15
Formerly-Owned - Monitoring Only
Commitment And Contingencies [Line Items]
Number of Sites	4	4	5
Liability	1	1	1
Range of Reasonably Possible Costs - High	$ 1	$ 1

Long-term Purchase Commitment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Long-term Purchase Commitment [Line Items]
2013	$ 278
2014	92
2015	64
2016	49
2017	48
2018 and beyond	235
Total minimum payments	766
Less: Amount representing interest	(43)
Present value of minimum payments	$ 723

Pension and Postretirement Expenses - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Postemployment Benefits [Line Items]
Retirees' cost as a percentage of active associate premium	175.00%
Net Accumulated Unrecognized Losses for U.S. Pension Plans	$ 7
Unrecognized Actuarial Losses for U.S. Plans	12
Prior Service Cost from Plan Amendments for U.S. Plans	2
Amortization of Actuarial Losses for U.S. Plans	(7)
Net Accumulated Unrecognized Losses for Non-U.S. Pension Plans	95
Unrecognized Actuarial Losses for Non-U.S. Plans	96
Amortization of Actuarial Losses for Non-U.S. Plans	1
Qualified pension plan, restrictions on lump sum payments	50.00%
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	1
Estimated future contributions to defined benefit plans in 2013	22
Defined Contribution Pension
Schedule of Postemployment Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	16	14	14
U.S. non-qualified plans
Schedule of Postemployment Benefits [Line Items]
Postemployment Benefits Liability	7	8
German Early Retirement Program
Schedule of Postemployment Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	1	3	4
Postemployment Benefits Liability	7	8
European Jubilee Plan
Schedule of Postemployment Benefits [Line Items]
Postemployment Benefits Liability	$ 7	$ 8
401(k) Plan
Schedule of Postemployment Benefits [Line Items]
Matching contributions	100.00%
Percentage of eligible earnings up to which company makes matching contribution	5.00%
401(k) Plan | Minimum
Schedule of Postemployment Benefits [Line Items]
Annual retirement contribution depending on years of benefit service and collective bargaining agreements	2.00%
401(k) Plan | Maximum
Schedule of Postemployment Benefits [Line Items]
Annual retirement contribution depending on years of benefit service and collective bargaining agreements	7.00%
401(k) Plan | Highly Compensated Associates | Minimum
Schedule of Postemployment Benefits [Line Items]
Defined contribution plan, percentage of eligible earnings allowed to be contributed	1.00%
401(k) Plan | Highly Compensated Associates | Maximum
Schedule of Postemployment Benefits [Line Items]
Defined contribution plan, percentage of eligible earnings allowed to be contributed	15.00%
401(k) Plan | All Other Associates
Schedule of Postemployment Benefits [Line Items]
Defined contribution plan, percentage of eligible earnings allowed to be contributed	25.00%
Supplemental Employee Retirement Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Percentage of eligible earnings up to which company makes matching contribution	5.00%

Schedule of Changes in Projected Benefit Obligations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit	Mar. 31, 2013 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Postretirement Benefit Plans, Defined Benefit	Mar. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2011 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2010 Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	$ 309	$ 286	$ 286	$ 278		$ 484		$ 318	$ 308		$ 15	$ 14	$ 14	$ 13		$ 9	$ 6	$ 6	$ 6
Service cost	1	1	3	2	3	4	2	8	8	8	0	0	0	0	0	0	0	1	0	0
Interest cost	3	3	12	14	15	4	4	17	17	15	0	0	1	1	1	0	0	0	0	0
Actuarial losses	(2)	0	25	14		(2)	0	143	3		0	0	0	1		0	0	2	0
Foreign currency exchange rate changes			0	0				6	(11)				0	0				0	0
Benefits paid			(19)	(22)				(9)	(8)				0	(1)				0	0
Plan amendments			2	0				0	0				0	0				0	0
Employee contributions			0	0				1	1				0	0				0	0
Benefit obligation at end of year			309	286	278		484	484	318	308			15	14	13			9	6	6
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	225	200	200	207		278		231	201		0	0	0	0		1	0	0	0
Actual return on plan assets			25	0				36	25				0	0				0	0
Foreign currency exchange rate changes			0	0				5	(9)				0	0				0	0
Employer contributions			19	15				14	21				0	1				1	0
Benefits paid			(19)	(22)				(9)	(8)				0	(1)				0	0
Employee contributions			0	0				1	1				0	0				0	0
Fair value of plan assets at end of year			225	200	207		278	278	231	201			0	0	0			1	0	0
Funded status of the plan at end of year			$ (84)	$ (86)			$ (206)	$ (206)	$ (87)				$ (15)	$ (14)				$ (8)	$ (6)

Schedule of Amounts Recognized in Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net	$ 135	$ 109		$ 139
Other Liabilities, Current	(124)	(129)		(132)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(304)	(309)		(223)
Accumulated Other Comprehensive Income (Loss), Net of Tax	90	77	(46)	(17)
United States Pension Plans of US Entity, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		0
Other Liabilities, Current		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(84)		(86)
Accumulated Other Comprehensive Income (Loss), Net of Tax		164		157
Defined Benefit Plan, Amounts Recognized in Balance Sheet		80		71
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		167		157
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		2		0
Deferred income taxes		(5)		0
Net Amounts Recognized in Accumulated Other Comprehensive Income		164		157
Defined Benefit Plan, Accumulated Benefit Obligation		309		286
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		307		284
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans		309		284
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans		309		284
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans		225		200
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations		309		286
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations		225		200
Foreign Pension Plans, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		35
Other Liabilities, Current		(3)		(4)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(203)		(118)
Accumulated Other Comprehensive Income (Loss), Net of Tax		103		8
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(103)		(79)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		119		1
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		4		5
Deferred income taxes		(20)		2
Net Amounts Recognized in Accumulated Other Comprehensive Income		103		8
Defined Benefit Plan, Accumulated Benefit Obligation		459		300
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation		304		190
Pension Plans with Underfunded Accumulated Benefit Obligations [Abstract]
Aggregate Projected Benefit Obligation for Underfunded Pension Plans		485		128
Aggregate Accumulated Benefit Obligation for Underfunded Pension Plans		459		122
Aggregate Fair Value of Plan Assets for Underfunded Pension Plans		278		8
Pension plans with projected benefit obligation [Abstract]
Aggregate Projected Benefit Obligation for Pension Plans with Projected Benefit Obligations		485		135
Aggregate Fair Value of Plan Assets for Pension Plans with Projected Benefit Obligations		278		14
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		0
Other Liabilities, Current		(1)		(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(14)		(13)
Accumulated Other Comprehensive Income (Loss), Net of Tax		(9)		(13)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(24)		(27)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		(4)		(4)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		(2)		(9)
Deferred income taxes		(3)		0
Net Amounts Recognized in Accumulated Other Comprehensive Income		(9)		(13)
Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Other assets, net		0		0
Other Liabilities, Current		0		0
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent		(8)		(6)
Accumulated Other Comprehensive Income (Loss), Net of Tax		1		(1)
Defined Benefit Plan, Amounts Recognized in Balance Sheet		(7)		(7)
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss) [Abstract]
Recognized actuarial loss		1		(1)
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)		0		0
Deferred income taxes		0		0
Net Amounts Recognized in Accumulated Other Comprehensive Income		$ 1		$ (1)

Components of Net Pension and Postretirement Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 31, 2013 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2011 Foreign Pension Plans, Defined Benefit	Dec. 31, 2010 Foreign Pension Plans, Defined Benefit	Mar. 31, 2013 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2011 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2010 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Postretirement Benefit Plans, Defined Benefit	Mar. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2011 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2010 Foreign Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 1	$ 1	$ 3	$ 2	$ 3	$ 4	$ 2	$ 8	$ 8	$ 8	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 1	$ 0	$ 0
Interest cost	3	3	12	14	15	4	4	17	17	15	0	0	1	1	1	0	0	0	0	0
Expected return on assets	(4)	(4)	(16)	(17)	(16)	(2)	(3)	(13)	(12)	(11)	0	0				0	0
Amortization of prior service cost			0	0	0			1	1	0			(8)	(10)	(11)			0	0	0
Amortization of prior service cost (benefit)	0	2	0			0	0	(1)			0	(2)	7			0	0	0
Recognized actuarial loss			8	7	8			0	0	1			0	(1)	0			(1)	0	0
Amortization of actuarial loss	2	0	(25)	(14)		2	0	(143)	(3)		0	0	0	(1)		0	0	(2)	0
Net expense (benefit)	$ 2	$ 2	$ 7	$ 6	$ 10	$ 8	$ 3	$ 13	$ 14	$ 13	$ 0	$ (2)	$ (7)	$ (10)	$ (10)	$ 0	$ 0	$ 0	$ 0	$ 0

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Pension Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Dec. 31, 2012 Foreign Pension Plans, Defined Benefit	Mar. 31, 2013 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Dec. 31, 2012 United States Postretirement Benefit Plans of US Entity, Defined Benefit	Mar. 31, 2013 Foreign Postretirement Benefit Plans, Defined Benefit	Mar. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 Foreign Postretirement Benefit Plans, Defined Benefit	Dec. 31, 2012 United States Plans	Dec. 31, 2012 Non-U.S. Plans
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Actuarial losses			$ 17			$ 118			$ 0			$ 1	$ 17	$ 119
Prior Service Cost from Plan Amendments			2			0			0			0	2	0
Amortization of prior service cost	0	2	0	0	0	(1)	0	(2)	7	0	0	0	7	(1)
Amortization of net (losses) gains			(7)			0			0			1	(7)	1
Loss (Gain) recognized in other comprehensive income			12			117			7			2	19	119
Deferred income taxes			(5)			(22)			(3)			0	(8)	(22)
Loss (Gain) recognized in other comprehensive income, net of tax			$ 7			$ 95			$ 4			$ 2	$ 11	$ 97

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	$ 0
Amortization of net (losses) gains	10
Foreign Pension Plans, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2
Amortization of net (losses) gains	10
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(1)
Amortization of net (losses) gains	(1)
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	0
Amortization of net (losses) gains	0
United States Plans
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	(1)
Amortization of net (losses) gains	9
Non-U.S. Plans
Schedule of Amounts in Accumulated Other Comprehensive Income Loss [Line Items]
Defined Benefit Plan, Amortization of Net Prior Service Cost (Credit)	2
Amortization of net (losses) gains	$ 10

Weighted Average Rates Used to Determine the Benefit Obligations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	3.50%	4.40%
Rate of increase in future compensation levels	0.00%	0.00%
Health care cost trend rate assumed for next year	0.00%	0.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	0.00%	0.00%
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	3.50%	5.60%
Rate of increase in future compensation levels	3.00%	3.30%
Health care cost trend rate assumed for next year	0.00%	0.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	0.00%	0.00%
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	3.30%	4.20%
Rate of increase in future compensation levels	0.00%	0.00%
Health care cost trend rate assumed for next year	7.50%	7.70%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2030	2029
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Discount rate	4.30%	5.40%
Rate of increase in future compensation levels	0.00%	0.00%
Health care cost trend rate assumed for next year	6.70%	7.10%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2030	2030

Weighted Average Rates Used to Determine Net Periodic Pension Expense Benefit (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
United States Pension Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.40%	5.10%	5.70%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	0.00%	0.00%	4.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	8.00%	8.00%	8.00%
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.60%	5.50%	5.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	3.30%	3.30%	3.30%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	5.80%	5.80%	5.80%
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.20%	4.90%	5.40%
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.40%	5.60%	6.30%

Schedule of Allocation of Plan Assets (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
United States Pension Plans of US Entity, Defined Benefit
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
United States Pension Plans of US Entity, Defined Benefit | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	39.00%	54.00%
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
United States Pension Plans of US Entity, Defined Benefit | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	60.00%	45.00%
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
United States Pension Plans of US Entity, Defined Benefit | Other Investments
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	1.00%	1.00%
Defined Benefit Plan, Target Plan Asset Allocations	10.00%
Foreign Pension Plans, Defined Benefit
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	100.00%	100.00%
Defined Benefit Plan, Target Plan Asset Allocations	100.00%
Foreign Pension Plans, Defined Benefit | Equity Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	19.00%	9.00%
Defined Benefit Plan, Target Plan Asset Allocations	21.00%
Foreign Pension Plans, Defined Benefit | Debt Securities
Schedule of Defined Benefit Plan Asset Allocation Targets [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	81.00%	91.00%
Defined Benefit Plan, Target Plan Asset Allocations	79.00%

Schedule of Fair Value of U.S. Pension Plan Investments (Detail) (United States Pension Plans of US Entity, Defined Benefit, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	$ 56	[1]	$ 75	[1]
Small mid Cap Equity Funds	17	[1]	17	[1]
Other International Equity	39	[1]	17	[1]
Debt Securities Fixed Income	111	[2]	89	[2]
Cash, Money Market and Other	2	[3]	2	[3]
Fair value of plan assets at end of year	225		200		207
Fair Value, Inputs, Level 1
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	0	[1]	0	[1]
Small mid Cap Equity Funds	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[2]	0	[2]
Cash, Money Market and Other	0	[3]	0	[3]
Fair value of plan assets at end of year	0		0
Fair Value, Inputs, Level 2
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	56	[1]	75	[1]
Small mid Cap Equity Funds	17	[1]	17	[1]
Other International Equity	39	[1]	17	[1]
Debt Securities Fixed Income	111	[2]	89	[2]
Cash, Money Market and Other	2	[3]	2	[3]
Fair value of plan assets at end of year	225		200
Fair Value, Inputs, Level 3
Schedule of Postemployment Benefits [Line Items]
Large Cap Equity Funds	0	[1]	0	[1]
Small mid Cap Equity Funds	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[2]	0	[2]
Cash, Money Market and Other	0	[3]	0	[3]
Fair value of plan assets at end of year	$ 0		$ 0

[1]	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
[2]	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
[3]	Cash, money market and other securities include mutual funds, certificates of deposit and other short-term cash investments for which the share price is $1 or book value is assumed to equal fair value due to the short duration of the investment term.

Schedule of Fair Value of non-U.S. Pension Plan Investments (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Postemployment Benefits [Line Items]
Share price of mutual funds, certificates of deposit and other short-term cash investments included in cash, money market and other securities	$ 1
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	$ 0	[1]	$ 15	[1]
Other International Equity	51	[1]	4	[1]
Debt Securities Fixed Income	211	[1]	136	[1]
Liability Driven Investments	0	[2],[3]	62	[2],[3]
Balanced Pooled Funds	11	[1],[4]	8	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	5	[1]	6	[1]
Fair value of plan assets at end of year	278		231		201
Foreign Pension Plans, Defined Benefit | Fair Value, Inputs, Level 1
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[1]	0	[1]
Liability Driven Investments	0	[2],[3]	0	[2],[3]
Balanced Pooled Funds	0	[1],[4]	0	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	0	[1]	0	[1]
Fair value of plan assets at end of year	0		0
Foreign Pension Plans, Defined Benefit | Fair Value, Inputs, Level 2
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	0	[1]	15	[1]
Other International Equity	51	[1]	4	[1]
Debt Securities Fixed Income	211	[1]	136	[1]
Liability Driven Investments	0	[2],[3]	62	[2],[3]
Balanced Pooled Funds	11	[1],[4]	8	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	5	[1]	6	[1]
Fair value of plan assets at end of year	278		231
Foreign Pension Plans, Defined Benefit | Fair Value, Inputs, Level 3
Schedule of Postemployment Benefits [Line Items]
U.S. Equity	0	[1]	0	[1]
Other International Equity	0	[1]	0	[1]
Debt Securities Fixed Income	0	[1]	0	[1]
Liability Driven Investments	0	[2],[3]	0	[2],[3]
Balanced Pooled Funds	0	[1],[4]	0	[1],[4]
Pooled Insurance Products with Fixed Income Guarantee	0	[1]	0	[1]
Fair value of plan assets at end of year	$ 0		$ 0

[1]	Level 2 equity securities are primarily in pooled asset and mutual funds and are valued based on underlying net asset value multiplied by the number of shares held.
[2]	Level 2 fixed income securities are valued using a market approach that includes various valuation techniques and sources, primarily using matrix/market corroborated pricing based on observable inputs including yield curves and indices.
[3]	Liability driven investments consist of a series of funds designed to provide returns matched to expected future cash flows, and include approximately 70% investments in fixed income securities targeting returns in line with 3-month euribor in the medium term, and 30% swaps, with an underlying portfolio of bonds and cash to counterbalance changes in the value of the swaps.
[4]	The fund provides a mix of approximately 60% equity and 40% fixed income securities that achieves the target asset mix for the plan.

Schedule of Fair Value of non-U.S. Pension Plan Investments (Parenthetical) (Detail)	Dec. 31, 2012
Fixed Income Securities
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	70.00%
Swap
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	30.00%
Balanced pooled funds | Fixed Income Securities
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	60.00%
Balanced pooled funds | Equity Securities
Schedule of Postemployment Benefits [Line Items]
Defined Benefit Plan, Actual Plan Asset Allocations	40.00%

Schedule of Expected Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
United States Pension Plans of US Entity, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	$ 21
2014	21
2015	20
2016	19
2017	29
2018-2022	84
Foreign Pension Plans, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	9
2014	10
2015	11
2016	12
2017	12
2018-2022	83
United States Postretirement Benefit Plans of US Entity, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	1
2014	1
2015	1
2016	1
2017	1
2018-2022	5
Foreign Postretirement Benefit Plans, Defined Benefit
Schedule of Postemployment Expected Future Benefit Payments [Line Items]
2013	0
2014	0
2015	0
2016	0
2017	0
2018-2022	$ 2

Deficit - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Jan. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2012 Apollo Affiliates And Other Related Parties	Dec. 31, 2012 Apollo	Dec. 31, 2008 Apollo
Class of Stock [Line Items]
Shares Outstanding	82,556,847	82,556,847		82,556,847
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01		$ 0.01
Non-cash capital contribution	$ 218	$ 0	$ 0				$ 218
Advance from Apollo		225						225
Proceeds on Huntsman insurance recoveries							10
Fees related to the Huntsman settlement							2
Reimbursement of expenses incurred to obtain Huntsman insurance recoveries							1
Apollo share of insurance recoveries							7
Partial proceeds from the Preferred Equity Issuance received					16	189
Remaining proceeds held in reserve from the Preferred Equity Issuance						16
Proceeds from Issuance or Sale of Equity						204
Other current assets	81	72		90		16
Insurance Recoveries Received by Owner			163
Settlement payment to Huntsman			$ 200

Summary of Existing Stock Based Compensation Plans and Outstanding Shares (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan		Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan - Tranche A options	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan - Tranche B options	Dec. 31, 2012 Resolution Performance 2000 Non-Employee Directors Option Plan		Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan		Dec. 31, 2012 Resolution Specialty Materials 2004 StockOption Plan - Tranche A options	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan - Tranche B performance options [Member]	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan - Director options [Member]	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan		Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Trance A options [Member]	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Trance B options	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Director options	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan - Director options fully vested	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan - Options to purchase units [Member]		Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan - Restricted Stock Units	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C RDU's	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options Change of Control	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus Minimum Change of Control Targeted Common Unit Value	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus Minimum Realization Event Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A Change of Control	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Change of Control Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Minimum Change of Control Targeted Common Unit Value	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Minimum Realization Event Targeted Common Unit Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares Outstanding	82,556,847	82,556,847	82,556,847			21,844	43,731	302,433				23,775	47,552	142,664			891,279	891,279	84,423	28,141		385,500		94,000			2,725,082	[1]	918,975	1,362,533	[2]	454,172	1,362,533	[3]	454,172
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date				Nov 1, 2010				Nov 1, 2010		Oct 1, 2014					Aug 1, 2014						Apr 1, 2017				Feb 1, 2021
Option Term				8 years 0 months 30 days	[4]			8 years 0 months 30 days	[5]	8 years 0 months 30 days	[6]				10 years	[7]						8 years	[8]		10 years											10 years
Number of Shares Authorized										1,027,197					3,670,635						1,700,000				20,800,000	[9]
Vesting period																																				4 years	6 months		6 months	1 year	4 years	6 months	2 years	6 months	6 months	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																				3,971,667		3,136,150

[1]	527,028 Tranche A Options and 181,830 Tranche A RDUs related to employees of MPM were also outstanding as of December 31, 2012
[2]	261,737 Tranche B Options and 87,247 Tranche B RDUs related to employees of MPM were also outstanding as of December 31, 2012
[3]	261,737 Tranche C Options and 87,247 Tranche C RDUs related to employees of MPM were also outstanding as of December 31, 2012
[4]	63,679 Options granted between November 2000 and January 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[5]	302,433 Options granted between November 2000 and November 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[6]	213,991 Options granted between October 2004 and December 2004 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[7]	1,895,122 Options granted between August 2004 and October 2005 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[8]	381,500 Options granted in April 2007 were modified during the 4th quarter of 2012 to extend the expiration date to December 31, 2017
[9]	The number of shares authorized under this plan was increased from 13,900,000 to 20,800,000 in March 2013

Summary of Existing Stock Based Compensation Plans and Outstanding Shares (Parenthetical) (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan	Dec. 31, 2012 Resolution Performance 2000 Stock Option Plan Options Modified	Dec. 31, 2012 Resolution Performance 2000 Non-Employee Directors Option Plan	Dec. 31, 2012 Resolution Performance 2000 Non-Employee Directors Option Plan Options Modified	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan	Dec. 31, 2012 Resolution Specialty Materials 2004 Stock Option Plan Options Modified	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan Options Modified	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan Options Modified	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche A RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche B RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C Options		Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Tranche C RDU's	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options Change of Control	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche A Options	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche A RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche B Options	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche B RDUs	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche C Options	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Momentive Performance Materials Inc. Tranche C RDU's	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Subsequent Event	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Minimum Rdus Change of Control Targeted Common Unit Value	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Minimum Rdus Realization Event Targeted Common Unit Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options with extended expiration date					63,679		302,433		213,991		1,895,122		381,500
Expiration date				Nov 1, 2010	Dec 31, 2017	Nov 1, 2010	Dec 31, 2017	Oct 1, 2014	Dec 31, 2017	Aug 1, 2014	Dec 31, 2017	Apr 1, 2017	Dec 31, 2017	Feb 1, 2021
Shares Outstanding	82,556,847	82,556,847	82,556,847			302,433									2,725,082	[1]	918,975	1,362,533	[2]	454,172	1,362,533	[3]	454,172			527,028	181,830	261,737	87,247	261,737	87,247
Number of shares authorized																																20,800,000
Vesting period																								4 years	6 months								6 months	1 year

[1]	527,028 Tranche A Options and 181,830 Tranche A RDUs related to employees of MPM were also outstanding as of December 31, 2012
[2]	261,737 Tranche B Options and 87,247 Tranche B RDUs related to employees of MPM were also outstanding as of December 31, 2012
[3]	261,737 Tranche C Options and 87,247 Tranche C RDUs related to employees of MPM were also outstanding as of December 31, 2012

Stock Option Plans and Stock Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																3 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock Units (RSUs)	Dec. 31, 2012 Maximum	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A Options	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options Maximum	Dec. 31, 2011 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche B & C Options Minimum	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan - Tranche A RDU's	Dec. 31, 2012 Hexion LLC 2004 Deferred Compensation Plan	Dec. 31, 2012 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Rdus	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Maximum Unit Options	Mar. 31, 2013 Momentive Performance Materials Holdings LLC 2011 Equity Incentive Plan Minimum Unit Options	Dec. 31, 2012 Legacy CompensationPlan	Dec. 31, 2012 Hexion LLC 2007 Long-Term Incentive Plan Options to Purchase MSC Holdings Common Units to Options to Purchase Momentive Holdings Common Units	Dec. 31, 2012 BHI Acquisition Corp. 2004 Stock Incentive Plan Restricted MSC Holdings LLC Units Awards Converted to Momentive Holdings Common Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of compensation plans																					6
Award conversion ratio																						1	1
Restricted deferred units equivalence to common units																1
Aggregate Grant Date Fair Value									$ 2	$ 6	$ 3			$ 4			$ 2	$ 4
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate										2.17%		3.44%	0.16%						2.06%	0.11%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term									21 years 4 months 24 days	6 years 3 months	9 years 2 months 12 days						6 years 2 months 12 days	22 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate										37.50%		41.70%	34.60%						35.50%	28.10%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate										0.00%	0.00%						0.00%
Term used in valuation model									30 years									30 years
Stock-based compensation expense	4	7	2
Impact of option modification on compensation expense					1
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	15
Compensation Expense to be recognized ratably	2
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	2 years
Compensation Expense to be recognized upon an initial public offering	13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Lower Range Limit					$ 29.42			$ 3.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term	7 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 1 month 6 days			2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	7 years 10 months 24 days
Aggregate Intrinsic Value of Options Exercisable and Options Exercised	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	$ 0					$ 1	$ 1
Deferred common stock units granted															1,007,944
Shares per deferred common tock unit															1
Undistributed Units															713,023

Schedule of Share-based Compensation, Stock Options, Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding beginning balance	8,704,289
Options granted	0
Options exercised	0
Options forfeited	(391,520)
Options outstanding ending balance	8,312,769
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	3,722,963
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	1,342,986
Weighted Average Exercise Price of Options Outstanding beginning balance	$ 5.61
Weighted Average Exercise Price of Options granted	$ 0
Weighted Average Exercise Price of Options Exercised	$ 0
Weighted Average Exercise Price of Options forfeited	$ 5.4
Weighted Average Exercise Price of Exercisable options ending balance	$ 5.62
Weighted Average Exercise Price of options expected to vest at December 31, 2011	$ 5.89
Expected to vest at December 31, 2012	$ 5.03

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units, Nonvested beginning balance	1,661,724
Common units, Restricted units granted	0
Common units, Restricted units vested	(227,092)
Common units, Restricted units forfeited	(65,065)
Common units, Nonvested ending balance	1,369,567
Nonvested, Weighted Average Grant Date Fair Value beginning balance	$ 4.69
Weighted Average Grant Date Fair Value, Restricted units granted	$ 0
Weighted Average Grant Date Fair Value, Restricted units vested	$ 4.85
Weighted Average Grant Date Fair Value, Restricted units forfeited	$ 4.69
Nonvested, Weighted Average Grant Date Fair Value ending balance	$ 4.66

Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Valuation Allowance [Line Items]
Income tax benefit	$ 32	$ 2	$ 365	$ (3)	$ (35)
Deferred Tax, State NOL			57
Federal Statutory Income Tax Rate			35.00%
Operating Loss Deduction			10
Deferred Interest Deduction			23
Valuation allowance			141	432	479	579
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			866
Tax Credit Carryforward, Amount			2
Operating Loss Carryforwards, Valuation Allowance			84
Additional (benefit) tax on foreign unrepatriated earnings			30	2	(1)
Undistributed Earnings of Foreign Subsidiaries			516
Unrecognized Tax Benefits, Period Increase (Decrease)			11
Income Tax Examination, Penalties Expense			(2)	0	1
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued			25	27
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			92
Expected tax benefit from American Taxpayer Relief Act of 2012			29
Tax Benefit from American Taxpayer Relief Act of 2012	29
Minimum
Valuation Allowance [Line Items]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months			0
Maximum
Valuation Allowance [Line Items]
Amount of Unrecognized Tax Benefits Expected to Be Recognized within the Next 12 Months			$ 32

Components of Income Tax (Benefit) Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal			$ 0	$ 0	$ 0
State and local			(2)	0	2
Foreign			12	30	45
Total current			10	30	47
Deferred
Federal			(365)	(2)	1
State and local			(8)	0	0
Foreign			(2)	(25)	(13)
Total deferred			(375)	(27)	(12)
Income tax (benefit) expense	$ (32)	$ (2)	$ (365)	$ 3	$ 35

Reconciliation of Statutory Tax Rate and Provisions for Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Reconciliation Between Continuing Operations And Provisions For Income Taxes [Line Items]
Income tax (benefit) expense computed at federal statutory tax rate			$ (21)	$ 36	$ 85
State tax provision, net of federal benefits			0	1	0
Foreign tax rate differential			8	(4)	23
Foreign source (loss) income subject to U.S. taxation			(6)	(15)	25
Other income not deductible for tax			(14)	(6)	(69)
Decrease in the taxes due to changes in valuation allowance			(302)	(7)	(55)
Additional (benefit) tax on foreign unrepatriated earnings			(30)	(2)	1
Additional expense for uncertain tax positions			0	0	25
Changes in enacted tax rates			0	0	(1)
Adjustments of prior year estimates and other			0	0	1
Income tax (benefit) expense	$ (32)	$ (2)	$ (365)	$ 3	$ 35

Domestic and Foreign Components of Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Domestic			$ 64	$ 101	$ 297
Foreign			(124)	2	(53)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	$ (40)	$ (23)	$ (60)	$ 103	$ 244

Deferred Tax Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Non-pension post-employment	$ 9	$ 8
Accrued and other expenses	72	77
Deferred Tax Assets, Property, Plant and Equipment	4	3
Loss and credit carryforwards	595	522
Pension liabilities	66	35
Gross deferred tax assets	746	645
Valuation allowance	(141)	(432)	(479)	(579)
Net deferred tax asset	605	213
Liabilities
Property, plant and equipment	(163)	(168)
Unrepatriated earnings of foreign subsidiaries	(57)	(78)
Intangibles	(34)	(25)
Gross deferred tax liabilities	(254)	(271)
Net deferred tax asset (liability)	$ 351	$ (58)

Summary of Net Deferred Tax Assets (Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Assets
Current deferred income taxes (Other current assets)		$ 21	$ 10
Long-term deferred income taxes	383	348	4
Liabilities
Current deferred income taxes (Other current liabilities)		0	0
Long-term deferred income taxes	(19)	(18)	(72)
Net deferred tax asset (liability)		$ 351	$ (58)

Summary of Changes in Valuation Allowance (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 432	$ 479	$ 579
Changes in Related Gross Deferred Tax Assets/Liabilities	11	(40)	(45)
Charge/Release	(302)	(7)	(55)
Balance at End of Period	$ 141	$ 432	$ 479

Reconciliation of Unrecognized Tax Benefits (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 80	$ 85
Additions based on tax positions related to the current year	8	2
Additions for tax positions of prior years	5	1
Reductions for tax positions of prior years	(2)	(1)
Settlements	0	(2)
Foreign currency translation	1	(5)
Balance at end of year	$ 92	$ 80

HAI Summarized Financial Information (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
HAI Summarized Financial Information [Line Items]
Current assets	$ 36	$ 40	$ 35
Non-current assets	11	12	13
Current liabilities	23	18	21
Non-current liabilities	$ 0	$ 0	$ 0

HAI Results of Operation (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
HAI Summarized Financial Information [Line Items]
Net sales	$ 45	$ 50	$ 207	$ 206	$ 163
Gross profit	11	13	52	49	34
Pre-tax income	7	9	31	29	16
Net income	$ 7	$ 9	$ 31	$ 29	$ 16

Segment Information - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2013 Segment	Dec. 31, 2012 Segment
Segment Reporting Information [Line Items]
Number of reportable segments	2	2

Segment Information Regarding Net Sales to Unaffiliated Customers (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended				12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 1,192	[1]	$ 1,236	[1]	$ 4,756	[1]	$ 5,207	[1]	$ 4,597	[1]
EPCD
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	765	[1]	794	[1]	3,022	[1]	3,424	[1]	2,990	[1]
FPD
Segment Reporting Information [Line Items]
Net Sales to Unaffiliated Customers	$ 427	[1]	$ 442	[1]	$ 1,734	[1]	$ 1,783	[1]	$ 1,607	[1]

[1]	Intersegment sales are not significant and, as such, are eliminated within the selling segment.

Segment Information Regarding EBITDA (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
EPCD
Segment Reporting Information [Line Items]
Segment EBITDA	$ 68	$ 114		$ 337	[1]	$ 506	[1]	$ 491	[1]
FPD
Segment Reporting Information [Line Items]
Segment EBITDA	55	46		201	[2]	180	[2]	177	[2]
Corporate and Other
Segment Reporting Information [Line Items]
Segment EBITDA	$ (18)	$ (14)	[3]	$ (48)		$ (51)		$ (61)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.

Segment Information Regarding Depreciation and Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 153	$ 167	$ 164
EPCD
Segment Reporting Information [Line Items]
Depreciation and amortization	109	113	111
FPD
Segment Reporting Information [Line Items]
Depreciation and amortization	38	49	47
Corporate and Other
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 6	$ 5	$ 6

Segment Information Regarding Total Assets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Total Assets	$ 3,510	$ 3,325	$ 3,096
EPCD
Segment Reporting Information [Line Items]
Total Assets		1,694	1,688
FPD
Segment Reporting Information [Line Items]
Total Assets		760	790
Corporate and Other
Segment Reporting Information [Line Items]
Total Assets		$ 871	$ 618

Segment Information Regarding Capital Expenditures (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Capital Expenditures By Segment [Line Items]
Capital Expenditures	$ 133	[1]	$ 139	[1]	$ 114	[1]
EPCD
Capital Expenditures By Segment [Line Items]
Capital Expenditures	89	[1]	89	[1]	77	[1]
FPD
Capital Expenditures By Segment [Line Items]
Capital Expenditures	41	[1]	36	[1]	34	[1]
Corporate and Other
Capital Expenditures By Segment [Line Items]
Capital Expenditures	$ 3	[1]	$ 14	[1]	$ 3	[1]

[1]	Excludes capital expenditures of discontinued operations. Includes capitalized interest costs that are incurred during the construction of property and equipment.

Segment Information Regarding EBITDA (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes	$ 4	$ 5		$ 19		$ 16		$ 8
EPCD
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes				18		16		8
Segment EBITDA	68	114		337	[1]	506	[1]	491	[1]
FPD
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes				1
Segment EBITDA	55	46		201	[2]	180	[2]	177	[2]
FPD | Maximum
Segment Reporting Information [Line Items]
Earnings from unconsolidated entities, net of taxes						1		1
Corporate and Other
Segment Reporting Information [Line Items]
Segment EBITDA	(18)	(14)	[3]	(48)		(51)		(61)
Corporate and Other | Reclassified
Segment Reporting Information [Line Items]
Segment EBITDA		$ 3

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.

Segment Information Regarding Reconciliation of EBITDA to Net Income (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Asset impairments add-back		$ (23)
Terminated merger and settlement income, net				0		0		171
Asset impairments and other non-cash charges				(54)		(41)		(8)
Business realignment costs	(9)	(15)		(35)		(15)		(20)
Integration costs	(3)	(5)		(12)		(19)		0
Net income (loss) from discontinued operations				0		2		(3)
Other	(11)	(18)		(14)		(12)		(28)
Total adjustments	(23)	(61)		(115)		(85)		112
Ebitda Addback - Loss on Gain on Extinguishment of Debt	(6)			0		0		(30)
Interest expense, net	(74)	(65)		(263)		(262)		(276)
Income tax benefit	32	2		365		(3)		(35)
Depreciation and amortization	(38)	(38)		(153)		(167)		(164)
Net income	(4)	(16)		324		118		214
EPCD
Segment Reporting Information [Line Items]
Segment EBITDA	68	114		337	[1]	506	[1]	491	[1]
FPD
Segment Reporting Information [Line Items]
Segment EBITDA	55	46		201	[2]	180	[2]	177	[2]
Corporate and Other
Segment Reporting Information [Line Items]
Segment EBITDA	$ (18)	$ (14)	[3]	$ (48)		$ (51)		$ (61)

[1]	Included in the Epoxy, Phenolic and Coating Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $18, $16 and $8 for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Included in the Forest Products Resins Segment EBITDA are "Earnings from unconsolidated entities, net of taxes" of $1, less than $1 and less than $1 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	For the three months ended March 31, 2012, the Company has reclassified approximately $3 of costs into Corporate and Other Segment EBITDA which were previously excluded.

Geographic Segment Information Regarding Net Sales to Unaffiliated Customers (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 4,756	[1]	$ 5,207	[1]	$ 4,597	[1]
United States
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	2,005	[1]	2,130	[1]	1,861	[1]
Netherlands
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	902	[1]	1,051	[1]	938	[1]
Germany
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	298	[1]	402	[1]	347	[1]
Canada
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	336	[1]	304	[1]	244	[1]
Other International
Net Sales to Unaffiliated Customers (Geographic Information) [Line Items]
Sales Revenue, Goods, Net	$ 1,215	[1]	$ 1,320	[1]	$ 1,207	[1]

[1]	Sales are attributed to the country in which the individual business locations reside.

Geographic Segment Information Regarding Long-Lived Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 1,427	$ 1,480
United States
Segment Reporting Information [Line Items]
Long-Lived Assets	582	597
Netherlands
Segment Reporting Information [Line Items]
Long-Lived Assets	230	237
Germany
Segment Reporting Information [Line Items]
Long-Lived Assets	123	131
Other International
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 492	$ 515

Guarantor/Non-Guarantor Subsidiary Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended			3 Months Ended		12 Months Ended				3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsidiary Issuers	Mar. 31, 2012 Subsidiary Issuers	Dec. 31, 2012 Subsidiary Issuers	Dec. 31, 2011 Subsidiary Issuers	Dec. 31, 2010 Subsidiary Issuers	Mar. 31, 2013 Combined Subsidiary Guarantors	Mar. 31, 2012 Combined Subsidiary Guarantors	Dec. 31, 2012 Combined Subsidiary Guarantors	Dec. 31, 2011 Combined Subsidiary Guarantors	Dec. 31, 2010 Combined Subsidiary Guarantors	Dec. 31, 2010 Combined Subsidiary Guarantors Adjustment	Mar. 31, 2013 Momentive Specialty Chemicals Inc.	Mar. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2012 Momentive Specialty Chemicals Inc.	Dec. 31, 2011 Momentive Specialty Chemicals Inc.	Dec. 31, 2010 Momentive Specialty Chemicals Inc.	Mar. 31, 2012 Momentive Specialty Chemicals Inc. Adjustment	Dec. 31, 2011 Momentive Specialty Chemicals Inc. Adjustment	Dec. 31, 2010 Momentive Specialty Chemicals Inc. Adjustment	Mar. 31, 2013 6.625% First Priority Senior Notes Due 2020	Jan. 31, 2013 6.625% First Priority Senior Notes Due 2020	Dec. 31, 2012 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2012 6.625% First Priority Senior Notes Due 2020	Mar. 31, 2013 8.875% Senior Secured Notes Due 2018	Dec. 31, 2012 8.875% Senior Secured Notes Due 2018	Jan. 31, 2012 8.875% Senior Secured Notes Due 2018	Jan. 31, 2010 8.875% Senior Secured Notes Due 2018	Mar. 31, 2013 9.00% Second-Priority Senior Secured Notes Due 2020	Dec. 31, 2012 9.00% Second-Priority Senior Secured Notes Due 2020	Nov. 30, 2010 9.00% Second-Priority Senior Secured Notes Due 2020
Supplemental Guarantor Financial Information [Line Items]
Stated interest rate																									6.63%	6.63%	6.63%	6.63%	8.88%	8.88%	8.88%	8.88%	9.00%	9.00%	9.00%
Ownership interest						100.00%		100.00%			100.00%		100.00%
Net cash provided by (used in) operating activities	$ (33)	$ 18	$ 177	$ 171	$ 51	$ 14	$ 1	$ (59)	$ 8	$ 19	$ 9	$ 5	$ 16	$ 31	$ 5	$ 1	$ 45	$ 24	$ 88	$ (41)	$ (444)	$ 6	$ 25	$ 18
Net cash (used in) provided by investing activities	(27)	(28)	(138)	33	(105)	0	0	0	0	0	0	0	(19)	(19)	0	(1)	17	10	9	81	321	(6)	(25)	(18)
Other assets, net	90		81	72		0		0	0		0		0	0			36		38	27			192
Accumulated losses of unconsolidated subsidiaries in excess of investment	$ 0		$ 0	$ 0		$ 0		$ 0	$ 0		$ 87		$ 107	$ 0			$ 355		$ 325	$ 192			$ 192

Increases from Previously Reported Amounts due to Revisions (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Intercompany accounts receivable		$ 0	$ 0
Intercompany loans receivable-current portion		0	0
Intercompany loans receivable		0	0
Intercompany accounts payable	0	0	0
Intercompany loans payable within one year	0	0	0
Intercompany loans payable	0	0	0
Momentive Specialty Chemicals Inc.
Intercompany accounts receivable	104	126	102
Intercompany loans receivable-current portion	239	162	203
Intercompany loans receivable	1,144	773	649
Intercompany accounts payable	102	96	78
Intercompany loans payable within one year	199	197	238
Intercompany loans payable	3,414	2,303	1,903
Momentive Specialty Chemicals Inc. | Adjustment
Intercompany accounts receivable			102
Intercompany loans receivable-current portion			203
Intercompany loans receivable			649
Intercompany accounts payable			102
Intercompany loans payable within one year			203
Intercompany loans payable			649
Subsidiary Issuers
Intercompany accounts receivable	67	52	46
Intercompany loans receivable-current portion	0	0	0
Intercompany loans receivable	3,383	2,273	1,907
Intercompany accounts payable	4	4	4
Intercompany loans payable within one year	0	0	0
Intercompany loans payable	0	4	4
Subsidiary Issuers | Adjustment
Intercompany accounts receivable			46
Intercompany loans receivable			1,907
Intercompany accounts payable			46
Intercompany loans payable			1,907
Combined Subsidiary Guarantors
Intercompany accounts receivable	0	0	0
Intercompany loans receivable-current portion	0	0	0
Intercompany loans receivable	28	27	22
Intercompany accounts payable	0	1	1
Intercompany loans payable within one year	0	0	0
Intercompany loans payable	7	7	6
Combined Subsidiary Guarantors | Adjustment
Intercompany loans receivable			22
Intercompany loans payable			22
Combined Non-Guarantor Subsidiaries
Intercompany accounts receivable	400	318	257
Intercompany loans receivable-current portion	357	624	713
Intercompany loans receivable	3,704	3,835	4,592
Intercompany accounts payable	465	395	322
Intercompany loans payable within one year	397	589	678
Intercompany loans payable	4,838	4,594	5,257
Combined Non-Guarantor Subsidiaries | Adjustment
Intercompany accounts receivable			257
Intercompany loans receivable-current portion			713
Intercompany loans receivable			4,592
Intercompany accounts payable			257
Intercompany loans payable within one year			713
Intercompany loans payable			$ 4,592

Condensed Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents, including restricted cash	$ 400	$ 419	$ 419
Short-term investments	6	5	7
Accounts receivable, net	613	527	592
Intercompany accounts receivable		0	0
Intercompany loans receivable - current portion		0	0
Finished and in-process goods	307	262	254
Raw materials and supplies	122	105	103
Other current assets	90	81	72
Total current assets	1,538	1,399	1,447
Investment in unconsolidated entities	54	42	26
Deferred income taxes	383	348	4
Other assets, net	135	109	139
Intercompany loans receivable		0	0
Property and equipment, net	1,144	1,167	1,209
Goodwill	167	169	167	169
Other intangible assets, net	89	91	104
Total assets	3,510	3,325	3,096
Current liabilities
Accounts and drafts payable	503	418	381
Intercompany accounts payable	0	0	0
Debt payable within one year	61	76	117
Intercompany loans payable within one year	0	0	0
Affiliated debt payable within one year			2
Interest payable	90	63	61
Income taxes payable	7	4	15
Accrued payroll and incentive compensation	48	40	57
Other current liabilities	124	129	132
Total current liabilities	833	730	765
Long-term debt	3,727	3,419	3,420
Intercompany loans payable	0	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0	0
Long-term pension and post employment benefit obligations	304	309	223
Deferred income taxes	19	18	72
Other long-term liabilities	169	166	156
Advance from affiliates			225
Total liabilities	5,052	4,642	4,861
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(1,317)	(1,766)
Noncontrolling interest		0	1
Total (deficit) equity	(1,542)	(1,317)	(1,765)	(2,019)	(2,049)
Total liabilities and (deficit) equity	3,510	3,325	3,096
Momentive Specialty Chemicals Inc.
Current assets
Cash and cash equivalents, including restricted cash	262	276	212
Short-term investments	0	0	0
Accounts receivable, net	195	177	206
Intercompany accounts receivable	104	126	102
Intercompany loans receivable - current portion	239	162	203
Finished and in-process goods	120	109	116
Raw materials and supplies	42	35	33
Other current assets	36	38	27
Total current assets	998	923	899
Investment in unconsolidated entities	166	252	288
Deferred income taxes	375	337	0
Other assets, net	34	0	11
Intercompany loans receivable	1,144	773	649
Property and equipment, net	491	493	504
Goodwill	93	93	93
Other intangible assets, net	51	53	59
Total assets	3,352	2,924	2,503
Current liabilities
Accounts and drafts payable	175	136	125
Intercompany accounts payable	102	96	78
Debt payable within one year	2	13	17
Intercompany loans payable within one year	199	197	238
Affiliated debt payable within one year			2
Interest payable	5	12	14
Income taxes payable	7	3	1
Accrued payroll and incentive compensation	17	14	26
Other current liabilities	67	64	69
Total current liabilities	574	535	570
Long-term debt	329	860	1,134
Intercompany loans payable	3,414	2,303	1,903
Accumulated losses of unconsolidated subsidiaries in excess of investment	355	325	192
Long-term pension and post employment benefit obligations	96	98	99
Deferred income taxes	4	0	30
Other long-term liabilities	122	120	116
Advance from affiliates			225
Total liabilities	4,894	4,241	4,269
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(1,317)	(1,766)
Noncontrolling interest		0	0
Total (deficit) equity	(1,542)	(1,317)	(1,766)
Total liabilities and (deficit) equity	3,352	2,924	2,503
Subsidiary Issuers
Current assets
Cash and cash equivalents, including restricted cash	0	0	0
Short-term investments	0	0	0
Accounts receivable, net	0	0	0
Intercompany accounts receivable	67	52	46
Intercompany loans receivable - current portion	0	0	0
Finished and in-process goods	0	0	0
Raw materials and supplies	0	0	0
Other current assets	0	0	0
Total current assets	67	52	46
Investment in unconsolidated entities	0	0	0
Deferred income taxes	0	0	0
Other assets, net	63	42	36
Intercompany loans receivable	3,383	2,273	1,907
Property and equipment, net	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Total assets	3,513	2,367	1,989
Current liabilities
Accounts and drafts payable	0	0	0
Intercompany accounts payable	4	4	4
Debt payable within one year	0	0	0
Intercompany loans payable within one year	0	0	0
Affiliated debt payable within one year			0
Interest payable	85	51	44
Income taxes payable	0	0	0
Accrued payroll and incentive compensation	0	0	0
Other current liabilities	0	0	0
Total current liabilities	89	55	48
Long-term debt	3,327	2,138	1,688
Intercompany loans payable	0	4	4
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0	0
Long-term pension and post employment benefit obligations	0	0	0
Deferred income taxes	2	1	2
Other long-term liabilities	6	6	6
Advance from affiliates			0
Total liabilities	3,424	2,204	1,748
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		163	241
Noncontrolling interest		0	0
Total (deficit) equity	89	163	241
Total liabilities and (deficit) equity	3,513	2,367	1,989
Combined Subsidiary Guarantors
Current assets
Cash and cash equivalents, including restricted cash	0	0	0
Short-term investments	0	0	0
Accounts receivable, net	0	0	0
Intercompany accounts receivable	0	0	0
Intercompany loans receivable - current portion	0	0	0
Finished and in-process goods	0	0	0
Raw materials and supplies	0	0	0
Other current assets	0	0	0
Total current assets	0	0	0
Investment in unconsolidated entities	30	42	20
Deferred income taxes	0	0	0
Other assets, net	3	28	20
Intercompany loans receivable	28	27	22
Property and equipment, net	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Total assets	61	97	62
Current liabilities
Accounts and drafts payable	0	0	0
Intercompany accounts payable	0	1	1
Debt payable within one year	0	0	0
Intercompany loans payable within one year	0	0	0
Affiliated debt payable within one year			0
Interest payable	0	0	0
Income taxes payable	0	0	0
Accrued payroll and incentive compensation	0	0	0
Other current liabilities	0	0	0
Total current liabilities	0	1	1
Long-term debt	0	0	0
Intercompany loans payable	7	7	6
Accumulated losses of unconsolidated subsidiaries in excess of investment	87	107	0
Long-term pension and post employment benefit obligations	0	0	0
Deferred income taxes	0	0	0
Other long-term liabilities	0	0	0
Advance from affiliates			0
Total liabilities	94	115	7
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(18)	55
Noncontrolling interest		0	0
Total (deficit) equity	(33)	(18)	55
Total liabilities and (deficit) equity	61	97	62
Combined Non-Guarantor Subsidiaries
Current assets
Cash and cash equivalents, including restricted cash	138	143	207
Short-term investments	6	5	7
Accounts receivable, net	418	350	386
Intercompany accounts receivable	400	318	257
Intercompany loans receivable - current portion	357	624	713
Finished and in-process goods	187	153	138
Raw materials and supplies	80	70	70
Other current assets	54	43	45
Total current assets	1,640	1,706	1,823
Investment in unconsolidated entities	34	18	13
Deferred income taxes	8	11	4
Other assets, net	35	39	72
Intercompany loans receivable	3,704	3,835	4,592
Property and equipment, net	653	674	705
Goodwill	74	76	74
Other intangible assets, net	38	38	45
Total assets	6,186	6,397	7,328
Current liabilities
Accounts and drafts payable	328	282	256
Intercompany accounts payable	465	395	322
Debt payable within one year	59	63	100
Intercompany loans payable within one year	397	589	678
Affiliated debt payable within one year			0
Interest payable	0	0	3
Income taxes payable	0	1	14
Accrued payroll and incentive compensation	31	26	31
Other current liabilities	57	65	63
Total current liabilities	1,337	1,421	1,467
Long-term debt	71	421	598
Intercompany loans payable	4,838	4,594	5,257
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0	0
Long-term pension and post employment benefit obligations	208	211	124
Deferred income taxes	13	17	40
Other long-term liabilities	41	40	34
Advance from affiliates			0
Total liabilities	6,508	6,704	7,520
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		(307)	(193)
Noncontrolling interest		0	1
Total (deficit) equity	(322)	(307)	(192)
Total liabilities and (deficit) equity	6,186	6,397	7,328
Eliminations
Current assets
Cash and cash equivalents, including restricted cash	0	0	0
Short-term investments	0	0	0
Accounts receivable, net	0	0	0
Intercompany accounts receivable	(571)	(496)	(405)
Intercompany loans receivable - current portion	(596)	(786)	(916)
Finished and in-process goods	0	0	0
Raw materials and supplies	0	0	0
Other current assets	0	0	0
Total current assets	(1,167)	(1,282)	(1,321)
Investment in unconsolidated entities	(176)	(270)	(295)
Deferred income taxes	0	0	0
Other assets, net	0	0	0
Intercompany loans receivable	(8,259)	(6,908)	(7,170)
Property and equipment, net	0	0	0
Goodwill	0	0	0
Other intangible assets, net	0	0	0
Total assets	(9,602)	(8,460)	(8,786)
Current liabilities
Accounts and drafts payable	0	0	0
Intercompany accounts payable	(571)	(496)	(405)
Debt payable within one year	0	0	0
Intercompany loans payable within one year	(596)	(786)	(916)
Affiliated debt payable within one year			0
Interest payable	0	0	0
Income taxes payable	0	0	0
Accrued payroll and incentive compensation	0	0	0
Other current liabilities	0	0	0
Total current liabilities	(1,167)	(1,282)	(1,321)
Long-term debt		0	0
Intercompany loans payable	(8,259)	(6,908)	(7,170)
Accumulated losses of unconsolidated subsidiaries in excess of investment	(442)	(432)	(192)
Long-term pension and post employment benefit obligations	0	0	0
Deferred income taxes	0	0	0
Other long-term liabilities	0	0	0
Advance from affiliates			0
Total liabilities	(9,868)	(8,622)	(8,683)
Total Momentive Specialty Chemicals Inc. shareholders (deficit) equity		162	(103)
Noncontrolling interest		0	0
Total (deficit) equity	266	162	(103)
Total liabilities and (deficit) equity	$ (9,602)	$ (8,460)	$ (8,786)

Condensed Consolidated Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 1,192	$ 1,236	$ 4,756	$ 5,207	$ 4,597
Cost of sales	1,049	1,064	4,160	4,473	3,866
Gross profit	143	172	596	734	731
Selling, general and administrative expense	92	85	322	335	332
Terminated merger and settlement income, net			0	0	(171)
Asset impairments	0	23	23	32	0
Business realignment costs	9	15	35	15	20
Other operating (income) expense, net	(3)	5	14	(16)	4
Operating income	45	44	202	368	546
Interest expense, net	74	65	263	262	276
Loss on extinguishment of debt	6	0	0	0	30
Intercompany interest expense (income)	0	0	0	0	0
Other non-operating (income) expense, net	5	2	(1)	3	(4)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(40)	(23)	(60)	103	244
Income tax (benefit) expense	(32)	(2)	(365)	3	35
Income (loss) before (losses) earnings from unconsolidated entities	(8)	(21)	305	100	209
(Losses) earnings from unconsolidated entities, net of taxes	4	5	19	16	8
Net income (loss) from continuing operations			324	116	217
Net (loss) income from discontinued operations, net of tax			0	2	(3)
Net (loss) income	(4)	(16)	324	118	214
Comprehensive (loss) income	(17)	13	230	47	203
Momentive Specialty Chemicals Inc.
Net sales	537	538	2,120	2,246	2,002
Cost of sales	464	458	1,800	1,856	1,618
Gross profit	73	80	320	390	384
Selling, general and administrative expense	28	30	61	110	117
Terminated merger and settlement income, net					(171)
Asset impairments		0	0	4
Business realignment costs	4	2	9	2	5
Other operating (income) expense, net	4	1	6	(20)	6
Operating income	37	47	244	294	427
Interest expense, net	10	16	59	69	92
Loss on extinguishment of debt	2				7
Intercompany interest expense (income)	44	30	132	121	123
Other non-operating (income) expense, net	15	(11)	(8)	8	(18)
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(34)	12	61	96	223
Income tax (benefit) expense	(38)	(1)	(371)	(8)	(11)
Income (loss) before (losses) earnings from unconsolidated entities	4	13	432	104	234
(Losses) earnings from unconsolidated entities, net of taxes	(8)	(29)	(108)	32	(13)
Net income (loss) from continuing operations				136	221
Net (loss) income from discontinued operations, net of tax				(18)	(7)
Net (loss) income	(4)	(16)	324	118	214
Comprehensive (loss) income	(17)	13	230	47	203
Subsidiary Issuers
Net sales	0	0	0	0	0
Cost of sales	0	0	0	0	0
Gross profit	0	0	0	0	0
Selling, general and administrative expense	0	0	0	0	0
Terminated merger and settlement income, net					0
Asset impairments		0	0	0
Business realignment costs	0	0	0	0	0
Other operating (income) expense, net	(4)	0	2	0	0
Operating income	4	0	(2)	0	0
Interest expense, net	61	39	176	150	144
Loss on extinguishment of debt	0				5
Intercompany interest expense (income)	(63)	(42)	(186)	(170)	(169)
Other non-operating (income) expense, net	0	0	(2)	0	8
(Loss) income before income tax and (losses) earnings from unconsolidated entities	6	3	10	20	12
Income tax (benefit) expense	1	0	0	1	10
Income (loss) before (losses) earnings from unconsolidated entities	5	3	10	19	2
(Losses) earnings from unconsolidated entities, net of taxes	0	0	0	0	0
Net income (loss) from continuing operations				19	2
Net (loss) income from discontinued operations, net of tax				0	0
Net (loss) income	5	3	10	19	2
Comprehensive (loss) income	4	4	13	20	24
Combined Subsidiary Guarantors
Net sales	0	0	0	0	0
Cost of sales	0	0	0	0	0
Gross profit	0	0	0	0	0
Selling, general and administrative expense	0	0	0	0	0
Terminated merger and settlement income, net					0
Asset impairments		0	0	0
Business realignment costs	0	0	0	0	0
Other operating (income) expense, net	0	0	(1)	(1)	0
Operating income	0	0	1	1	0
Interest expense, net	0	0	0	0	0
Loss on extinguishment of debt	0				0
Intercompany interest expense (income)	0	0	(1)	(1)	(1)
Other non-operating (income) expense, net	0	(1)	0	0	0
(Loss) income before income tax and (losses) earnings from unconsolidated entities	0	1	2	2	1
Income tax (benefit) expense	0	0	0	0	0
Income (loss) before (losses) earnings from unconsolidated entities	0	1	2	2	1
(Losses) earnings from unconsolidated entities, net of taxes	(6)	(2)	(71)	22	(5)
Net income (loss) from continuing operations				24	(4)
Net (loss) income from discontinued operations, net of tax				0	0
Net (loss) income	(6)	(1)	(69)	24	(4)
Comprehensive (loss) income	(7)	(1)	(69)	23	(4)
Combined Non-Guarantor Subsidiaries
Net sales	708	769	2,902	3,254	2,934
Cost of sales	638	677	2,626	2,910	2,587
Gross profit	70	92	276	344	347
Selling, general and administrative expense	64	55	261	225	215
Terminated merger and settlement income, net					0
Asset impairments		23	23	28
Business realignment costs	5	13	26	13	15
Other operating (income) expense, net	(3)	4	7	5	(2)
Operating income	4	(3)	(41)	73	119
Interest expense, net	3	10	28	43	40
Loss on extinguishment of debt	4				18
Intercompany interest expense (income)	19	12	55	50	47
Other non-operating (income) expense, net	(10)	14	9	(5)	6
(Loss) income before income tax and (losses) earnings from unconsolidated entities	(12)	(39)	(133)	(15)	8
Income tax (benefit) expense	5	(1)	6	10	36
Income (loss) before (losses) earnings from unconsolidated entities	(17)	(38)	(139)	(25)	(28)
(Losses) earnings from unconsolidated entities, net of taxes	1	0	3	1	0
Net income (loss) from continuing operations				(24)	(28)
Net (loss) income from discontinued operations, net of tax				20	4
Net (loss) income	(16)	(38)	(136)	(4)	(24)
Comprehensive (loss) income	(16)	(21)	(229)	(19)	(71)
Eliminations
Net sales	(53)	(71)	(266)	(293)	(339)
Cost of sales	(53)	(71)	(266)	(293)	(339)
Gross profit	0	0	0	0	0
Selling, general and administrative expense	0	0	0	0	0
Terminated merger and settlement income, net					0
Asset impairments		0	0	0
Business realignment costs	0	0	0	0	0
Other operating (income) expense, net	0	0	0	0	0
Operating income	0	0	0	0	0
Interest expense, net	0	0	0	0	0
Loss on extinguishment of debt	0				0
Intercompany interest expense (income)	0	0	0	0	0
Other non-operating (income) expense, net	0	0	0	0	0
(Loss) income before income tax and (losses) earnings from unconsolidated entities	0	0	0	0	0
Income tax (benefit) expense	0	0	0	0	0
Income (loss) before (losses) earnings from unconsolidated entities	0	0	0	0	0
(Losses) earnings from unconsolidated entities, net of taxes	17	36	195	(39)	26
Net income (loss) from continuing operations				(39)	26
Net (loss) income from discontinued operations, net of tax				0	0
Net (loss) income	17	36	195	(39)	26
Comprehensive (loss) income	$ 19	$ 18	$ 285	$ (24)	$ 51

Condensed Consolidated Statement of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities	$ (33)	$ 18	$ 177	$ 171	$ 51
Cash flows provided by (used in) investing activities
Capital expenditures	(27)	(30)	(133)	(139)	(119)
Capitalized interest				(1)	(1)
Proceeds from the sale of (purchases of) debt securities, net	(1)	4	2	(2)	4
Change in restricted cash	15	0	(15)	3	2
Deconsolidation of variable interest entities			0	0	(4)
Funds remitted to unconsolidated affiliates	(14)	(2)	(3)	(4)	(1)
Proceeds from sale of business, net of cash transferred			0	173	0
Proceeds from sale of assets			11	3	14
Capital contribution to subsidiary			0	0
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable		0	0	0	0
Net cash (used in) provided by investing activities	(27)	(28)	(138)	33	(105)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	1	(12)	(7)	14	(7)
Borrowings of long-term debt	1,125	450	453	496	2,356
Repayments of long-term debt	(1,034)	(463)	(487)	(538)	(2,177)
Repayment of affiliated debt			(2)	0	(3)
Repayment of advance from affiliate			(7)	(100)	0
Net intercompany loan borrowings (repayments)		0	0	0	0
Capital contribution from parent	0	16	16	189	0
Long-term debt and credit facility financing fees	(34)	(12)	(14)	(2)	(72)
Common stock dividends paid	0	(1)	(11)	(2)	0
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	58	(22)	(59)	57	97
Effect of exchange rates on cash and cash equivalents	(2)	3	5	(5)	2
(Decrease) increase in cash and cash equivalents	(4)	(29)	(15)	256	45
Cash and cash equivalents (unrestricted) at beginning of period	401	416	416	160	115
Cash and cash equivalents (unrestricted) at end of period	397	387	401	416	160
Momentive Specialty Chemicals Inc.
Cash flows provided by (used in) operating activities	45	24	88	(41)	(444)
Cash flows provided by (used in) investing activities
Capital expenditures	(14)	(11)	(57)	(74)	(52)
Capitalized interest				(1)	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				49
Proceeds from sale of assets			9	2	6
Capital contribution to subsidiary			(30)	(11)
Return of capital from subsidiary				47
Return of capital from subsidiary from sales of accounts receivable	31	21	87	69	367
Net cash (used in) provided by investing activities	17	10	9	81	321
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	(7)	3
Borrowings of long-term debt	0	0	0	164	290
Repayments of long-term debt	(543)	(269)	(278)	(182)	(1,108)
Repayment of affiliated debt			(2)		(3)
Repayment of advance from affiliate			(7)	(80)
Net intercompany loan borrowings (repayments)	479	268	251	51	987
Capital contribution from parent		16	16	189
Long-term debt and credit facility financing fees	(12)	(1)	(2)	(2)	(9)
Common stock dividends paid	0	(1)	(11)	(2)	0
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	(76)	13	(33)	131	160
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	(14)	47	64	171	37
Cash and cash equivalents (unrestricted) at beginning of period	276	212	212	41	4
Cash and cash equivalents (unrestricted) at end of period	262	259	276	212	41
Subsidiary Issuers
Cash flows provided by (used in) operating activities	14	1	(59)	8	19
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0	0	0
Capitalized interest				0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				0
Proceeds from sale of assets			0	0	0
Capital contribution to subsidiary			0	0
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable	0	0	0	0	0
Net cash (used in) provided by investing activities	0	0	0	0	0
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	0	0
Borrowings of long-term debt	1,108	450	450	0	1,433
Repayments of long-term debt	(120)	0	0	0	(406)
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	0
Net intercompany loan borrowings (repayments)	(903)	(439)	(364)	4	(973)
Capital contribution from parent		0	0	0
Long-term debt and credit facility financing fees	(22)	(11)	(12)	0	(63)
Common stock dividends paid	(77)	(1)	(15)	(12)	(10)
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	(14)	(1)	59	(8)	(19)
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0	0	0
Combined Subsidiary Guarantors
Cash flows provided by (used in) operating activities	9	5	16	31	5
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0	0	0
Capitalized interest				0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				0
Proceeds from sale of assets			0	0	0
Capital contribution to subsidiary			(19)	(19)
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable	0	0	0	0	0
Net cash (used in) provided by investing activities	0	0	(19)	(19)	0
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	0	0
Borrowings of long-term debt	0	0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	0
Net intercompany loan borrowings (repayments)	(1)	0	(3)	0	0
Capital contribution from parent		0	19	0
Long-term debt and credit facility financing fees	0	0	0	0	0
Common stock dividends paid	(8)	(5)	(13)	(12)	(5)
Return of capital to parent				0
Return of capital to parent from sales of accounts receivable	0	0	0	0	0
Net cash provided by (used in) financing activities	(9)	(5)	3	(12)	(5)
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0	0	0
Cash and cash equivalents (unrestricted) at end of period	0	0	0	0	0
Combined Non-Guarantor Subsidiaries
Cash flows provided by (used in) operating activities	(16)	(6)	160	198	490
Cash flows provided by (used in) investing activities
Capital expenditures	(13)	(19)	(76)	(65)	(67)
Capitalized interest				0	(1)
Proceeds from the sale of (purchases of) debt securities, net	(1)	4	2	(2)	4
Change in restricted cash	15		(15)	3	2
Deconsolidation of variable interest entities					(4)
Funds remitted to unconsolidated affiliates	(14)	(2)	(3)	(4)	(1)
Proceeds from sale of business, net of cash transferred				124
Proceeds from sale of assets			2	1	8
Capital contribution to subsidiary			0	0
Return of capital from subsidiary				0
Return of capital from subsidiary from sales of accounts receivable	0	0	0	0	0
Net cash (used in) provided by investing activities	(13)	(17)	(90)	57	(59)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	1	(12)	(7)	21	(10)
Borrowings of long-term debt	17	0	3	332	633
Repayments of long-term debt	(371)	(194)	(209)	(356)	(663)
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	(20)
Net intercompany loan borrowings (repayments)	425	171	116	(55)	(14)
Capital contribution from parent		0	30	30
Long-term debt and credit facility financing fees	0	0	0	0	0
Common stock dividends paid	0	0	0	(1)	(4)
Return of capital to parent				(47)
Return of capital to parent from sales of accounts receivable	(31)	(21)	(87)	(69)	(367)
Net cash provided by (used in) financing activities	41	(56)	(154)	(165)	(425)
Effect of exchange rates on cash and cash equivalents	(2)	3	5	(5)	2
(Decrease) increase in cash and cash equivalents	10	(76)	(79)	85	8
Cash and cash equivalents (unrestricted) at beginning of period	125	204	204	119	111
Cash and cash equivalents (unrestricted) at end of period	135	128	125	204	119
Eliminations
Cash flows provided by (used in) operating activities	(85)	(6)	(28)	(25)	(19)
Cash flows provided by (used in) investing activities
Capital expenditures	0	0	0	0	0
Capitalized interest				0	0
Proceeds from the sale of (purchases of) debt securities, net	0	0	0	0	0
Change in restricted cash	0		0	0	0
Deconsolidation of variable interest entities					0
Funds remitted to unconsolidated affiliates	0	0	0	0	0
Proceeds from sale of business, net of cash transferred				0
Proceeds from sale of assets			0	0	0
Capital contribution to subsidiary			49	30
Return of capital from subsidiary				(47)
Return of capital from subsidiary from sales of accounts receivable	(31)	(21)	(87)	(69)	(367)
Net cash (used in) provided by investing activities	(31)	(21)	(38)	(86)	(367)
Cash flows (used in) provided by financing activities
Net short-term debt (repayments) borrowings	0	0	0	0	0
Borrowings of long-term debt	0	0	0	0	0
Repayments of long-term debt	0	0	0	0	0
Repayment of affiliated debt			0		0
Repayment of advance from affiliate			0	0
Net intercompany loan borrowings (repayments)	0	0	0	0	0
Capital contribution from parent		0	(49)	(30)
Long-term debt and credit facility financing fees	0	0	0	0	0
Common stock dividends paid	85	6	28	25	19
Return of capital to parent				47
Return of capital to parent from sales of accounts receivable	31	21	87	69	367
Net cash provided by (used in) financing activities	116	27	66	111	386
Effect of exchange rates on cash and cash equivalents	0	0	0	0	0
(Decrease) increase in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents (unrestricted) at beginning of period	0	0	0	0	0
Cash and cash equivalents (unrestricted) at end of period	$ 0	$ 0	$ 0	$ 0	$ 0

Summary of Amounts Reclassified from Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Beginning Balance	$ (77)	$ 17
Other comprehensive income before reclassifications, net of tax	(18)	28
Amounts reclassified from Accumulated other comprehensive loss, net of tax	5	1
Net Other Comprehensive Income	(13)	29
Ending Balance	(90)	46
Gains And Losses On Cash Flow Hedges
Beginning Balance	(1)	(1)
Other comprehensive income before reclassifications, net of tax	0	(1)
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1	1
Net Other Comprehensive Income	1	0
Ending Balance	0	(1)
Defined Benefit Pension Items
Beginning Balance	(219)	(112)
Other comprehensive income before reclassifications, net of tax	0	0
Amounts reclassified from Accumulated other comprehensive loss, net of tax	4	0
Net Other Comprehensive Income	4	0
Ending Balance	(215)	(112)
Foreign Currency Translation Gains Losses
Beginning Balance	143	130
Other comprehensive income before reclassifications, net of tax	(18)	29
Amounts reclassified from Accumulated other comprehensive loss, net of tax	0	0
Net Other Comprehensive Income	(18)	29
Ending Balance	$ 125	$ 159

Amounts Reclassified from Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Amounts reclassified from Accumulated other comprehensive loss, net of tax	$ 5		$ 1
Gains And Losses On Cash Flow Hedges
Amount Reclassified From Accumulated Other Comprehensive Loss, before tax	0		1
Income tax (benefit) expense	1		0
Amounts reclassified from Accumulated other comprehensive loss, net of tax	1		1
Gains And Losses On Cash Flow Hedges | Interest Rate Contract
Amount Reclassified From Accumulated Other Comprehensive Loss, before tax	0		1
Defined Benefit Pension Items
Amortization of prior service cost (benefit)	0	[1]	0	[1]
Amortization of Actuarial Losses	5	[1]	0	[1]
Amount Reclassified From Accumulated Other Comprehensive Loss, before tax	5		0
Income tax (benefit) expense	(1)		0
Amounts reclassified from Accumulated other comprehensive loss, net of tax	$ 4		$ 0

[1]	These accumulated other comprehensive income components are included in the computation of net pension and postretirement benefit expense (see Note 8).